                                                              File Nos: 33-37783
                                                                        811-6229
   As filed with the Securities and Exchange Commission on March 1, 1999
================================================================================
                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-1A
                  REGISTRATION STATEMENT UNDER THE SECURITIES
                                  ACT OF 1933

                        Post-Effective Amendment No. 24

              REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                  ACT OF 1940

                               Amendment No. 27

                            THE GOVETT FUNDS, INC.
              (Exact Name of Registrant as Specified in Charter)
                       250 Montgomery Street, Suite 1200
                            San Francisco, CA 94104
                   (Address of Principal Executive Offices)

                                 800-731-1755
                     (Registrant's Telephone Number)

                             Catherine MacGregor

                               AIB Govett, Inc.
                       250 Montgomery Street, Suite 1200
                            San Francisco, CA 94104
                 (Name and Address of Agent for Service)

                                   Copy to:
                             Regina M. Pisa, P.C.
                        Goodwin, Procter & Hoar LLP
                              One Exchange Place
                             Boston, MA 02109-2881
                                   Attorneys

               Approximate date of proposed sale to the public:
    As soon as is practicable after the effective date of the Registration
                                  Statement.

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b)
[ ] on         pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[X] on May 1, 1999 pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)
[ ] on         pursuant to paragraph (a)(2) of rule 485


                                ---------------

     This Registration Statement shall hereafter become effective in accordance with Section 8(a) of the Securities Act of 1933.
================================================================================

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Anyone who tells you differently is committing a crime.


                                                GOVETT FUNDS LOGO APPEARS HERE




Class A Retail Shares
Institutional Class Shares


                                                                      PROSPECTUS
                                                                     May 1, 1999



Govett Emerging Markets Equity Fund


Govett Smaller Companies Fund


Govett International Smaller Companies Fund


Govett International Equity Fund


Govett Global Income Fund

Full page logo

CONTENTS


ABOUT THE FUNDS
-------------------------------------------
                                               A fund-by-fund look at goals,
                                               strategies, risks and expenses.
Emerging Markets Equity Fund             4

Smaller Companies Fund                   6

International Smaller Companies Fund     8

International Equity Fund               10

Global Income Fund                      12

OTHER INFORMATION ABOUT
THE FUNDS' INVESTMENTS                  14

MANAGEMENT OF THE FUNDS                 15

PRICING OF FUND SHARES                  16

DISTRIBUTION ARRANGEMENTS               16

ABOUT YOUR ACCOUNT
-------------------------------------------
How to Buy Shares                       17     Policies and instructions for
                                               opening, maintaining and closing
How to Make Exchanges                   18     an account in any fund.

How to Redeem Shares                    19

Telephone Transactions                  21

Dividends, Capital Gains & Taxes        21


FINANCIAL HIGHLIGHTS                    23

A QUICK REFERENCE GUIDE                 28

FOR MORE INFORMATION            back cover


ABOUT THE FUNDS

Emerging Markets Equity Fund

Fundamental Investment Goal

The fund seeks long-term capital appreciation by investing primarily in equity securities of companies located in emerging markets.

Principal Investment Strategies

Normally, the fund invests at least 65% of its total assets in common stocks and other equity securities of issuers located in at least three emerging market countries. The Investment Manager uses the World Bank's classification system to determine the potential universe of emerging markets. The fund may invest in issuers of any size.

The Investment Manager applies a blend of "top-down" and "bottom-up" decision making in selecting fund investments. It first looks at trends in the global economy and attempts to identify countries and sectors that offer high growth potential. Then it uses extensive research and analysis to select stocks in those countries and sectors with attractive valuations and good growth potential.

Principal Risks of Investing in the Fund

Since the fund invests primarily in common stocks, the major risks are those of stock investing, including periods of little or no growth and sudden declines in value.

Investments in foreign markets expose the fund's investments to additional risks including the following:

*  Political instability;

*  Significant or rapid changes in currency exchange rates;

*  Foreign exchange restrictions;

* Inaccurate or incomplete financial information resulting from less strict securities market regulations and accounting standards.

These risks are increased to the extent the fund invests in emerging markets. The fund invests primarily in emerging markets.

Securities of smaller companies tend to experience more price volatility than securities of larger companies. Generally, smaller companies have more limited product lines and markets than larger companies. On the other hand, larger companies generally do not offer the potential for capital appreciation as do well-managed smaller companies.

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the fund.

Fund Performance

The bar chart and table shown below provide an illustration of the risks of investing in the fund.

The bar chart shows changes in performance of the fund's Class A Retail shares from year to year over the life of the fund. The chart does not reflect any sales charge that you may be required to pay upon redemption or exchange of the fund's shares. Any sales charge would reduce your return.

Year-by-year total return as of 12/31 of each year

-------------------------------------------------
 Bar Chart
 1993   79.73
 1994  -12.65
 1995   -7.84
 1996   12.08
 1997  -10.40
 1998  -34.18


-------------------------------------------------


During the period shown in the bar chart, the highest quarterly return was 32.06% (for the quarter ended December 31, 1993) and the lowest quarterly return was -20.90% (for the quarter ended September 30, 1998).

The table shows how average annual returns for the fund's shares for one year, five years, and the life of fund compare to those of the Morgan Stanley Capital International ("MSCI") Emerging Markets Index.

Average annual total return as of 12/31/98

--------------------------------------------------------------------------------
                                                                   Since
                                    1 Year         5 Year        inception
--------------------------------------------------------------------------------
 Class A (start 1/7/92)             -34.18%        -11.85%          0.36%
 Class I/1/                         -34.18%        -11.85%          0.36%
 MSCI Emerging Markets Index        -23.21%         -8.75%          1.59%


The MSCI Emerging Markets Index is an unmanaged index that represents the general performance of equity markets in emerging markets. You cannot invest directly in the index.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees
(fees paid directly from your investment)

--------------------------------------------------------------------------------
                                                          Class A
                                                         & Class I
--------------------------------------------------------------------------------
 Maximum sales charge (load) imposed on
  purchases (as a percentage of offering price)             None
 Maximum deferred sales charge (load) (as a
  percentage of offering price)                             None
 Maximum sales charge (load) imposed on reinvested
  dividends (as a percentage of offering price)             None
 Redemption fee (as a percentage of amount redeemed)        1.00%/2/
 Exchange fee (as a percentage of amount exchanged)         1.00%/2/
 Maximum account fee                                        None

Annual fund operating expenses
(expenses that are deducted from fund assets)

--------------------------------------------------------------------------------
                                         Class A       Class I
--------------------------------------------------------------------------------
 Management fees                          1.00%         1.00%
 Distribution and service (12b-1) fees    0.35%         0.00%
 Other expenses                           2.74%         2.74%
                                         ------        ------
 Total annual fund operating
  expenses/3/                             4.09%         3.74%
 Fee waiver & expense
  reimbursement                          (2.24)%       (2.24)%
                                         ------        ------
 Net operating expenses/3/                1.85%         1.50%
                                         ======        ======



Example
This example is intended to help you compare the cost of investing in the fund with the costs of investing in other mutual funds.

The example assumes that:

*  You invest $10,000 in the fund for the time periods indicated;

*  Your investment has a 5% return each year;

*  The fund's operating expenses remain the same; and

*  You redeem your shares at the end of each of the periods indicated.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

 Years            1         3           5          10
 Class A        $188      $582      $1,001      $2,169
 Class I        $153      $474      $  818      $1,791

---------------------------
/1/ As of December 31, 1998, the Institutional Class shares had not been sold to the public. Thus, performance figures presented are for Class A Retail shares. Because Class A Retail and Institutional Class shares have different expense structures, average annual returns for Institutional Class shares may differ from the returns for Class A Retail shares.

/2/ Class A Retail and Institutional Class shares purchased after September 30, 1998 are subject to a redemption fee of 1% on shares sold within six months of purchase, and shares of either class purchased after December 31, 1998 are subject to an exchange fee of 1% on shares exchanged within six months of purchase.

/3/ The figures presented in this table are based on the gross expenses incurred by Class A Retail shares of the fund during the year ended December 31, 1998. During that year, the Investment Manager paid or reimbursed the fund for certain operating expenses. The actual total operating expenses paid by the fund with respect to Class A Retail shares for 1998 were 2.50% of average daily net assets. The Institutional Class shares had not been sold to the public as of December 31, 1998. For the 1999 fiscal year, the Investment Manager has agreed to pay and reimburse certain operating expenses to limit total annual operating expenses to 1.85% of average daily net assets for Class A Retail shares and to 1.50% of average daily net assets for Institutional Class shares.

Smaller Companies Fund

Fundamental Investment Goal

The fund seeks long-term capital appreciation by investing primarily in equity securities of smaller companies.

Principal Investment Strategies

Normally, this fund will invest at least 65% of its total assets in common stocks and other equity securities of smaller companies. For this fund, a smaller company is a company with a market capitalization no greater than $3 billion when the fund makes the initial investment. Also, a smaller company may be located anywhere in the world, including the U.S.

The Investment Manager applies a blend of "top-down" and "bottom-up" decision making in selecting fund investments. Bottom-up, it focuses on market position, money generation, profit margins, business strategy, and management to pick stocks. Top-down, rigorous country and industry reviews attempt to focus the fund in areas offering high growth potential.

Principal Risks of Investing in the Fund

Since the fund invests primarily in common stocks, the major risks are those of stock investing, including periods of little or no growth and sudden declines in value.

Investments in foreign markets expose the fund's investments to additional risks including the following:

*  Political instability;

*  Significant or rapid changes in currency exchange rates;

*  Foreign exchange restrictions;

* Inaccurate or incomplete financial information resulting from less strict securities market regulations and accounting standards.

These risks are increased to the extent the fund invests in emerging markets. The fund may invest in emerging markets.

Securities of smaller companies tend to experience more price volatility than securities of larger companies. Generally, smaller companies have more limited product lines and markets than larger companies, even though they also tend to have potential for greater capital appreciation.

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the fund.

Fund Performance

The bar chart and table shown below provide an illustration of the risks of investing in the fund.

The bar chart shows changes in performance of the fund's Class A Retail shares from year to year over the life of the fund. The chart does not reflect any sales charge that you may be required to pay upon redemption or exchange of the fund's shares. Any sales charge would reduce your return.

Year-by-year total return as of 12/31 of each year

-------------------------------------------------

 Bar chart
 1993   58.50
 1994   28.68
 1995   69.13
 1996  -10.62
 1997  -12.55
 1998  -11.73


-------------------------------------------------

During the period shown in the bar chart, the highest quarterly return was 20.28% (for the quarter ended September 30, 1997) and the lowest quarterly return was -32.60% (for the quarter ended September 30, 1998).

The table shows how the average annual returns for the fund's shares for one year, five years, and the life of fund compare to those of the Russell 2000 Index.

Average annual total return as of 12/31/98

--------------------------------------------------------------------------------
                                                                Since
                                 1 Year         5 Year        inception
--------------------------------------------------------------------------------
Class A (start 1/1/93)            -11.73%          8.47%         15.85%
Class I/1/                        -11.73%          8.47%         15.85%
Russell 2000 Index                 -3.45%         10.29%         11.60%

The Russell 2000 Index is an unmanaged index that represents the general performance of U.S. smaller companies primarily those with market capitalization of less than $500 million. You cannot invest directly in the index.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees
(fees paid directly from your investment)

--------------------------------------------------------------------------------
                                                      Class A
                                                     & Class I
--------------------------------------------------------------------------------
 Maximum sales charge (load) imposed on
  purchases (as a percentage of offering price)          None
 Maximum deferred sales charge (load) (as a
  percentage of offering price)                          None
 Maximum sales charge (load) imposed on
  reinvested dividends (as a percentage of
  offering price)                                        None
 Redemption fee (as a percentage of amount
  redeemed)                                              1.00%/2/
 Exchange fee (as a percentage of amount exchanged)      1.00%/2/
 Maximum account fee                                     None

Annual fund operating expenses
(expenses that are deducted from fund assets)

--------------------------------------------------------------------------------
                                       Class A       Class I
--------------------------------------------------------------------------------
 Management fees                          1.00%         1.00%
 Distribution and service (12b-1) fees    0.35%         0.00%
 Other expenses                           1.56%         1.56%
                                         ------        ------
 Total annual fund operating
  expenses/2/                             2.91%         2.56%

 Fee waiver                              (0.56)%       (0.56)%
                                         ------        ------
 Net operating expenses/2/                 2.35%         2.00%
                                         ======        ======

Example
This example is intended to help you compare the cost of investing in the fund with the costs of investing in other mutual funds.

The example assumes that:

*  You invest $10,000 in the fund for the time periods indicated;

*  Your investment has a 5% return each year;

*  The fund's operating expenses remain the same; and

*  You redeem your shares at the end of each of the periods indicated.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

--------------------------------------------------------------------------------
 Years           1         3         5           10
--------------------------------------------------------------------------------
 Class A        $238      $733      $1,255      $2,686
 Class I        $203      $627      $1,078      $2,327

______________

/1/ As of December 31, 1998, the Institutional Class shares had not been sold to the public. Thus, performance figures presented are for Class A Retail shares. Because Class A Retail and Institutional Class shares have different expense structures, average annual returns for Institutional Class shares may differ from the returns for Class A Retail shares.

/2/ Class A Retail and Institutional Class shares purchased after September 30, 1998 are subject to a redemption fee of 1% on shares sold within six months of purchase, and shares of either class purchased after December 31, 1998 are subject to an exchange fee of 1% on shares exchanged within six months of purchase.

/3/ The figures presented in this table are based on the gross expenses incurred by Class A Retail shares of the fund during the year ended December 31, 1998. During that year, the Investment Manager paid or reimbursed the fund for certain operating expenses. The actual total operating expenses paid by the fund with respect to Class A Retail shares for 1998 were 1.95% of average daily net assets. The Institutional Class shares had not been sold to the public as of December 31, 1998. For the 1999 fiscal year, the Investment Manager has agreed to pay and reimburse certain operating expenses to limit total annual operating expenses to 2.35% of average daily net assets for Class A Retail shares and to 2.00% of average daily net assets for Institutional Class shares.

International Smaller
Companies Fund

Fundamental Investment Goal

The fund seeks long-term capital appreciation by investing primarily in equity securities of smaller companies located throughout the world.

Principal Investment Strategies

Normally, the fund invests at least 65% of its total assets in common stocks and other equity securities of smaller companies located in at least three countries other than the U.S. For this fund, a smaller company is a company with a market capitalization no greater than $3 billion when the fund makes the initial investment.

The Investment Manager applies a blend of "top-down" and "bottom-up" decision making in selecting fund investments. Bottom-up, it focuses on market position, money generation, profit margins, business strategy, and management to pick stocks. Top-down, rigorous country and industry reviews attempt to focus the fund in areas offering high growth potential.

Principal Risks of Investing in the Fund

Since the fund invests primarily in common stocks, the major risks are those of stock investing, including periods of little or no growth and sudden declines in value.

Investments in foreign markets expose the fund's investments to additional risks including the following:

*  Political instability;

*  Significant or rapid changes in currency exchange rates;

*  Foreign exchange restrictions;

* Inaccurate or incomplete financial information resulting from less strict securities market regulations and accounting standards.

These risks are increased to the extent the fund invests in emerging markets. The fund may invest in emerging markets.

Securities of smaller companies tend to experience more price volatility than securities of larger companies. Generally, smaller companies have more limited product lines and markets than large companies, even though they also tend to have potential for greater capital appreciation.

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the fund.

Fund Performance

The International Smaller Companies Fund has not been offered to the public for one full calendar year. Therefore, no bar chart or performance table is currently available to provide an illustration of the risks of investing in the fund.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees
(fees paid directly from your investment)

--------------------------------------------------------------------------------
                                                       Class A
                                                      & Class I
--------------------------------------------------------------------------------
 Maximum sales charge (load) imposed on
  purchases (as a percentage of offering price)          None
 Maximum deferred sales charge (load) (as a
  percentage of offering price)                          None
 Maximum sales charge (load) imposed on
  reinvested dividends (as a percentage of
  offering price)                                        None
 Redemption fee (as a percentage of amount
  redeemed)                                              1.00%/1/
 Exchange fee (as a percentage of amount exchanged)      1.00%/1/
 Maximum account fee                                     None

Annual fund operating expenses
(expenses that are deducted from fund assets)

--------------------------------------------------------------------------------
                                         Class A        Class I
--------------------------------------------------------------------------------
 Management fees                           1.00%          1.00%
 Distribution and service (12b-1) fees     0.35%          0.00%
 Other expenses                            5.84%          5.84%
                                          ------         ------
 Total annual fund operating
  expenses/2/                              7.19%          6.84%
 Fee waiver & expense
 reimbursement                            (5.34)%        (5.34)%
                                          ------         ------
 Net operating expenses/2/                 1.85%          1.50%
                                          ======         ======

Example
This example is intended to help you compare the cost of investing in the fund with the costs of investing in other mutual funds.

The example assumes that:

*  You invest $10,000 in the fund for the time periods indicated;

*  Your investment has a 5% return each year;

*  The fund's operating expenses remain the same; and

*  You redeem your shares at the end of each of the periods indicated.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

--------------------------------------------------------------------------------
 Years           1         3
--------------------------------------------------------------------------------
 Class A        $188      $582
 Class I        $153      $474

______________

/1/ Class A Retail and Institutional Class shares purchased after September 30, 1998 are subject to a redemption fee of 1% on shares sold within six months of purchase, and shares of either class purchased after December 31, 1998 are subject to an exchange fee of 1% on shares exchanged within six months of purchase.
/2/ The Institutional Class was funded on December 31, 1998. Thus, the figures presented in this table are based on expenses budgeted for fiscal 1999. For the 1999 fiscal year, the Investment Manager has contracted with the fund to pay and reimburse certain operating expenses to limit total annual operating expenses to 1.85% of average daily net assets for Class A Retail shares and to 1.50% of average daily net assets for Institutional Class shares.

International Equity Fund

Fundamental Investment Goal

The fund seeks long-term capital appreciation by investing primarily in equity securities of companies located throughout the world.

Principal Investment Strategies

Normally, the fund invests at least 65% of its total assets in common stocks and other equity securities of issuers located in at least three countries other than the U.S. The fund may invest in issuers of any size.

The Investment Manager applies a blend of "top-down" and "bottom-up" decision making in selecting fund investments. It first looks at trends in the global economy and attempts to identify countries and sectors that offer high growth potential. Then it uses extensive research and analysis to select stocks in those countries and sectors with attractive valuations and good growth potential.

Principal Risks of Investing in the Fund

Since the fund invests primarily in common stocks, the major risks are those of stock investing, including periods of little or no growth and sudden declines in value.

Investments in foreign markets expose the fund's investments to additional risks including the following:

*  Political instability;

*  Significant or rapid changes in currency exchange rates;

*  Foreign exchange restrictions;

* Inaccurate or incomplete financial information resulting from less strict securities market regulations and accounting standards.

These risks are increased to the extent the fund invests in emerging markets. The fund may invest in emerging markets.

Securities of smaller companies tend to experience more price volatility than securities of larger companies. Generally, smaller companies have more limited product lines and markets than larger companies. On the other hand, larger companies generally do not offer the potential for capital appreciation as do well-managed smaller companies.

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the fund.

Fund Performance

The bar chart and table shown below provide an illustration of the risks of investing in the fund.

The bar chart shows changes in performance of the fund's Class A Retail shares from year to year over the life of the fund. The chart does not reflect any sales charge that you may be required to pay upon redemption or exchange of the fund's shares. Any sales charge would reduce your return.

Year-by-year total return as of 12/31 of each year

-------------------------------------------------

 Bar chart
 1993   54.50
 1994   -8.44
 1995   11.01
 1996   12.13
 1997   -0.71
 1998   19.12


-------------------------------------------------


During the period shown in the bar chart, the highest quarterly return was 18.73% (for the quarter ended December 31, 1998) and the lowest quarterly return was -13.86% (for the quarter ended September 30, 1998).

The table shows how average annual returns for the fund's shares for one year, five years, and the life of fund compare to those of the MSCI Europe Australia Far East ("EAFE") Index and the MSCI EAFE + Emerging Markets ("EAFE+EMG").

Average annual total return as of 12/31/98

--------------------------------------------------------------------------------
                                                          Since
                           1 Year         5 Year        inception
--------------------------------------------------------------------------------
 Class A (start 1/7/92)     19.12%          6.15%         10.21%
 Class I (start 7/24/98)       N/A            N/A         -1.15%
 MSCI EAFE+EMG Index        14.95%          7.50%          8.27%
 MSCI EAFE Index            20.33%          9.50%          9.16%

The MSCI EAFE Index is an unmanaged index that represents the general performance of international equity markets, without consideration of emerging markets. The MSCI EAFE+EMG is an unmanaged index that represents the general performance of international equity markets including emerging markets. The fund has selected the MSCI EAFE+EMG Index as its comparison as the index's investment objectives, including emerging markets, are more similar to the fund's objectives. You cannot invest directly in the index.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees
(fees paid directly from your investment)

--------------------------------------------------------------------------------
                                                       Class A
                                                      & Class I
--------------------------------------------------------------------------------
 Maximum sales charge (load) imposed on
  purchases (as a percentage of offering price)        None
 Maximum deferred sales charge (load) (as a
  percentage of offering price)                        None
 Maximum sales charge (load) imposed on
  reinvested dividends (as a percentage of
  offering price)                                      None
 Redemption fee (as a percentage of amount
  redeemed)                                            1.00%/1/
 Exchange fee (as a percentage of amount exchanged)    1.00%/1/
 Maximum account fee                                   None

Annual fund operating expenses
(expenses that are deducted from fund assets)

--------------------------------------------------------------------------------
                                     Class A       Class I
--------------------------------------------------------------------------------
 Management fees                          1.00%         1.00%
 Distribution and service (12b-1) fees    0.35%         0.00%
 Other expenses                           1.95%         1.95%
                                         ------        ------
 Total annual fund operating
  expenses/2/                             3.30%         2.95%
 Fee waiver                              (0.95)%       (0.95)%
                                         ------        ------
 Net operating expenses/2/                2.35%         2.00%
                                         ======        ======

Example
This example is intended to help you compare the cost of investing in the fund with the costs of investing in other mutual funds.

The example assumes that:

*  You invest $10,000 in the fund for the time periods indicated;

*  Your investment has a 5% return each year;

*  The fund's operating expenses remain the same; and

*  You redeem your shares at the end of each of the periods indicated.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

--------------------------------------------------------------------------------
 Years           1         3           5          10
--------------------------------------------------------------------------------
 Class A        $238      $733      $1,255      $2,686
 Class I        $203      $627      $1,078      $2,327

______________

/1/ Class A Retail and Institutional Class shares purchased after September 30, 1998 are subject to a redemption fee of 1% on shares sold within six months of purchase, and shares of either class purchased after December 31, 1998 are subject to an exchange fee of 1% on shares exchanged within six months of purchase.

/2/ The figures presented in this table are based on the gross expenses incurred by Class A Retail shares of the fund during the year ended December 31, 1998. During that year, the Investment Manager paid or reimbursed the fund for certain operating expenses. The actual total operating expenses paid by the fund with respect to Class A Retail and Institutional Class shares for 1998 were 2.45% and 1.75% of average daily net assets, respectively. For the 1999 fiscal year, the Investment Manager has agreed to pay and reimburse certain operating expenses to limit total annual operating expenses to 2.35% of average daily net assets for Class A Retail shares and to 2.00% of average daily net assets for Institutional Class shares.

Global Income Fund

Fundamental Investment Goal

The fund seeks high current income, consistent with preservation of capital, by investing primarily in debt securities. Its secondary goal is capital appreciation.

Principal Investment Strategies

Normally, the fund invests at least 65% of its total assets in debt securities of issuers located in at least three different countries, which may include the U.S. The fund may not invest more than 40% of its total assets in any one country, other than the U.S.

The Investment Manager applies a "top-down" approach making country allocations and taking yield curve positions based on its view of worldwide economic and interest rate movements. Within those allocations, the choices between Government Bonds and Corporate Bonds, and then industries for Corporate Bonds, are chosen based on relative risk and value, with particular instruments selected to achieve the desired duration for the fund. The desired duration of the fund is determined by the view of the worldwide economic cycle and prospective interest rate movements.

Principal Risks of Investing in the Fund

Since the fund invests primarily in debt securities, the major risks are those of debt investing, including sudden rises in interest rates causing reductions in the value of the fund's debt holdings. They may also include sudden economic disruptions in one or more markets causing issuers to default on debt payments to the fund.

Investments in foreign markets expose the fund's investments to additional risks including the following:

*  Political instability;

*  Significant or rapid changes in currency exchange rates;

*  Foreign exchange restrictions;

* Inaccurate or incomplete financial information resulting from less strict securities market regulations and accounting standards.

These risks are increased to the extent the fund invests in emerging markets. The fund may invest in emerging markets.

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the fund.

Fund Performance

The bar chart and table shown below provide an illustration of the risks of investing in the fund.

The bar chart shows changes in performance of the fund's Class A Retail shares from year to year over the life of the fund. The chart does not reflect any sales charge that you may be required to pay upon redemption or exchange of the fund's shares. Any sales charge would reduce your return.

Year-by-year total return as of 12/31 of each year


-------------------------------------------------

 Bar chart
 1993   17.67
 1994   -9.16
 1995   14.11
 1996    0.34
 1997   -0.35
 1998    7.65



-------------------------------------------------


During the period shown in the bar chart, the highest quarterly return was 5.95% (for the quarter ended June 30, 1992) and the lowest quarterly return was -5.62% (for the quarter ended March 31, 1994).

The table shows how average annual returns for the fund's shares for one year, five years, and the life of fund compare to those of the Salomon Brothers World Government Bond Index.

Average annual total return as of 12/31/98

--------------------------------------------------------------------------------
                                                              Since
                               1 Year         5 Year        inception
--------------------------------------------------------------------------------
 Class A (start 1/7/92)         7.65%          6.15%         10.21%
 Class I/1/                     7.65%          6.15%         10.21%
 Salomon Brothers World
 Government Bond Index         15.30%          7.85%          8.29%

The Index is an unmanaged index that represents the general performance of government bonds in major bond markets. You cannot invest directly in the index.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees
(fees paid directly from your investment)

--------------------------------------------------------------------------------
                                                      Class A
                                                     & Class I
--------------------------------------------------------------------------------
 Maximum sales charge (load) imposed on
  purchases (as a percentage of offering price)       None
 Maximum deferred sales charge (load) (as a
  percentage of offering price)                       None
 Maximum sales charge (load) imposed on
  reinvested dividends (as a percentage of
  offering price)                                     None
 Redemption fee (as a percentage of amount
  redeemed)                                           1.00%/2/
 Exchange fee (as a percentage of amount exchanged)   1.00%/2/
 Maximum account fee                                  None

Annual fund operating expenses
(expenses that are deducted from fund assets)

--------------------------------------------------------------------------------
                                        Class A       Class I
--------------------------------------------------------------------------------
 Management fees                          0.75%         0.75%
 Distribution and service (12b-1) fees    0.35%         0.00%
 Other expenses                           2.44%         2.44%
                                         ------        ------
 Total annual fund operating
  expenses/3/                             3.54%         3.19%
 Fee waiver & expense
  reimbursement                          (1.19)%        1.19%
                                         ------        ------
 Net operating expenses/3/                2.35%         2.00%
                                         ======        ======

Example
This example is intended to help you compare the cost of investing in the fund with the costs of investing in other mutual funds.

The example assumes that:

*  You invest $10,000 in the fund for the time periods indicated;

*  Your investment has a 5% return each year;

*  The fund's operating expenses remain the same; and

*  You redeem your shares at the end of each of the periods indicated.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

--------------------------------------------------------------------------------
Years           1         3           5          10
--------------------------------------------------------------------------------
Class A        $238      $733      $1,255      $2,686
Class I        $203      $627      $1,078      $2,327

______________

/1/ As of December 31, 1998, the Institutional Class shares had not been sold to the public. Thus, performance figures presented are for Class A Retail shares. Because Class A Retail and Institutional Class shares have different expense structures, average annual returns for Institutional Class shares may differ from returns for Class A Retail shares.

/2/ Class A Retail and Institutional Class shares purchased after September 30, 1998 are subject to a redemption fee of 1% on shares sold within six months of purchase, and shares of either class purchased after December 31, 1998 are subject to an exchange fee of 1% on shares exchanged within six months of purchase.

/3/ The figures presented in this table are based on the gross expenses incurred by Class A Retail shares of the fund during the year ended December 31, 1998. During that year, the Investment Manager paid or reimbursed the fund for certain operating expenses. The actual total operating expenses paid by the fund with respect to Class A Retail shares for 1998 were 1.75% of average daily net assets. The Institutional Class shares had not been sold to the public as of December 31, 1998. For the 1999 fiscal year, the Investment Manager has agreed to pay and reimburse certain operating expenses to limit total annual operating expenses to 2.35% of average daily net assets for Class A Retail shares and to 2.00% of average daily net assets for Institutional Class shares.

Other Information about the
Funds' Investments

The following provide additional information about the funds' investments.

Equity Securities. Each fund may invest in equity securities (for the Global Income Fund, up to 20% of its total assets). Equity securities include common stocks, preferred stocks, depository receipts, rights, and warrants.

Debt Securities. Each fund may invest in debt securities. Debt securities include supranational, government or sovereign, or non-convertible corporate bonds, notes, debentures, certificates of deposit, commercial paper, bankers' acceptances, and fix-time deposits.

Interest Rate and Credit Risk. The value of fixed-income securities generally fluctuates inversely with interest rate movements. Thus, anything that affects interest rates generally will affect the price of fund shares.

Global Income Fund shall invest at least 75% of its total assets invested in debt securities that are investment grade at time of purchase. Investment grade means long-term debt securities that are rated at least in the Baa category by Moody's or at least in the BBB category by Standard & Poor's and short-term debt securities that are rated at least in the Prime-2 category by Moody's or at least in the A-2 category by Standard & Poor's. Unrated debt securities determined by the Investment Manager to be of comparable quality also are considered to be investment grade securities.

Global Income Fund may invest up to 25% of its total assets in debt securities rated below investment grade. These securities may be similar to high yield, high risk "junk bonds," which generally have a greater potential than higher quality securities for default or price change due to changes in the issuer's credit-worthiness, economic downturns or interest rate increases. The issuers of such debt securities may be unable or unwilling to repay principal or interest when due, and a fund may incur additional expenses if it is required to seek recovery following a default in payment of principal or interest. In addition, remedies for defaults on debt securities issued by emerging market governments generally must be pursued in the courts of the defaulting government, and adequate legal recourse may be significantly diminished.

Sovereign Debt Obligations. Funds which invest in sovereign debt obligations may have difficulty disposing of and valuing them because there may be a limited trading market for them. Adverse publicity and changing investor perceptions may affect the value of these securities and the funds' ability to dispose of them. Because there may be no liquid secondary market for many of these securities, the funds anticipate that the securities could only be sold to a limited number of dealers or institutional investors.

Other types of Investments. Each fund may invest up to 35% of its total assets in other types of equity securities, in debt securities convertible into equity securities, and in non-convertible securities.

Global Income Fund may invest up to 35% of its total assets in debt obligations convertible into equity securities and equity securities.

Restricted and Illiquid Securities. Any securities that are thinly traded or whose resale is restricted can be difficult to sell at a desired time and price. In addition, some foreign securities may have restrictions on transfers within the U.S. or to U.S. persons. Owning a larger percentage of restricted or illiquid securities could hamper a fund's ability to meet redemptions.

Hedging Strategies.   Each fund may, but is not required to, use hedging
strategies to try to reduce the level of risk normally associated with its investments. The types of transactions the funds may use include foreign currency contracts, writing of covered put and call options, purchase of put and call options on currencies and equity and debt securities, stock index futures and options, interest rate or currency futures and options, and securities futures and options.

Diversification. Global Income Fund is not a "diversified company" as defined in the Investment Company Act of 1940. As a result, this fund may invest in a smaller number of issuers than diversified mutual funds, which exposes Global Income Fund to a greater risk of loss from its investments in any one company.

Portfolio Turnover. The frequency of portfolio transactions varies from year to year depending on market conditions. A high annual turnover rate increases transaction costs, which could reduce a fund's performance. It also may lead to the realization and distribution of higher capital gains to you, which could increase your tax liability. The Investment Manager generally does not engage in short-term trading.

Year 2000. The funds and their investments may, but do not anticipate to, be adversely affected if the computer systems of the Investment Manager, the funds' other service providers, or of other key participants in the international financial community do not properly process and calculate date-related information from and after January 1, 2000. However, there can be no assurances that the steps taken by the Investment Manager, the funds, or their service providers will be sufficient to avoid material problems.

European Monetary Union and The Euro. On January 1, 1999, the European Monetary Union introduced a new single currency, the euro, which over the next three years will replace the national currencies of the participating member nations. This creates risks to the funds, especially Global Income Fund, which is more likely to invest in securities denominated in those affected currencies. The Investment Manager has taken steps to avoid problems for the funds. However, there can be no assurances that the steps taken by the Investment Manager, the funds, or their service providers will be sufficient to avoid material problems.

Temporary Defensive Strategies. Each fund may depart from its principal investment strategies to respond to adverse changes in market and economic conditions. By taking a defensive position, a fund may not achieve its principal investment objective.

The complete details of the funds' investment restrictions and other investment policies are described in the Statement of Additional Information.

Management of the Funds

AIB Govett, Inc. ("AIB Govett" or "Investment Manager"), 250 Montgomery Street, Suite 1200, San Francisco, CA 94104, is the investment adviser for the funds and provides the funds with day-to-day management services and makes, or supervises any subadviser who makes, investment decisions on the funds' behalf in accordance with each fund's investment policies. AIB Govett is a wholly-owned subsidiary of AIB Asset Management Holdings Limited ("AIBAMH") which is a majority-owned subsidiary of Allied Irish Banks, plc ("AIB"). AIB is the largest bank in the Republic of Ireland, with assets of approximately
$60 billion as of December 31, 1998. AIBAMH had approximately $15.1 billion in assets under management as of December 31, 1998. AIB Govett serves as investment subadviser to two other U.S. mutual fund portfolios.

AIB Govett Asset Management Limited ("AIB Govett London"), Shackleton House, 4 Battle Bridge Lane, London, England SE1 2HR serves as subadviser to all funds.
A money manager since the 1920s, it has developed special expertise in investing in emerging markets and smaller companies worldwide. AIB Govett London had, as of December 31, 1998, approximately $4.5 billion under management, primarily in non-U.S. funds.

John Murray and Eileen Fitzpatrick, Joint Chief Investment Officers and Directors of AIB Govett, are Managing Director of Investments of AIB Govett London and Chief Investment Officer of AIB Investment Managers Limited ("AIBIM"), respectively. AIBIM is also a wholly-owned subsidiary of AIBAMH based in Dublin. Mr. Murray graduated with a BA in finance and business studies from the University of the South Bank. Prior to joining AIB Govett London as a Director in 1994, he was a Director at Henderson Administration from 1990, most recently responsible for managing pension funds in excess of (Pounds)400m. He also served as a fund manager at Crown Financial Management and as Head of Research at Provident Life.

Ms. Fitzpatrick holds a Ph.D. in Science from University College, Dublin. After two years with a Dublin-based fund management organization, she jointed AIBIM in 1998. She became Head of International Equities and Associate Director in 1993. Ms. Fitzpatrick moved to NCB Stockbrokers and then, in 1995, to Goodbody Stockbrokers (an affiliate of AIB), where she was Head of International Equities Sales Division. In 1996, she rejoined AIBIM as Deputy Investment Director and was appointed Investment Director in January 1997.

Portfolio Management. AIB Govett and AIB Govett London are part of a broad network of offices worldwide, with principal offices located in London, Dublin, San Francisco, and Singapore. These offices are supported by a global network of investment/research offices in Baltimore, Budapest, Rio de Janeiro, Poznan, and Taipei. Each fund is managed by a portfolio management team under the supervision of the Managing Director of Investments of AIB Govett London. Each team's investment process is based on interaction among regional specialist desks. The Global Investment Policy Committee, consisting of the Chief Investment Officers of the principal offices, sets overall investment policies and strategy for AIB Govett group and coordinates implementation in accordance with each fund's investment objectives, policies, and regulatory requirements. With this structure, the firm seeks consistent implementation of process and continuity of investment management staff for each fund.

Investment Advisory Fees. The funds pay AIB Govett a monthly fee based on the average net assets of the funds, as determined at the close of each business day during the month, at an annual rate of 1% of average daily net assets of each fund (0.75% for Global Income Fund), for providing investment management and administrative services to the funds. In accordance with the Subadvisory Agreement, AIB Govett pays AIB Govett London from the fees it receives from the funds. The funds are not responsible for the payment of the subadvisory fee to AIB Govett London.

Pricing of Fund Shares

When share price is determined. Each fund calculates its net asset value per share ("NAV") at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time) each day the New York Stock Exchange is open. Each fund calculates the NAV of each class by dividing the total value of the assets (securities plus cash and other assets, including interest and dividends accrued but not yet received), attributable to the class, less total liabilities attributable to the class, by the total number of shares of the class outstanding.

How share price is determined. All securities traded on an exchange are valued at the last sale quotation on the exchange prior to the time of valuation. Securities for which market quotations are readily available are stated at market value. Short-term investments maturing in 60 days or less are valued using amortized cost. All other securities and assets are valued at fair value when market prices are unavailable or when the Board of Directors determines that market prices are inaccurate.

Foreign securities may trade on days or at times other than those days and times when the New York Stock Exchange is open. Thus, the value of portfolio securities may change on days when shareholders will be unable to purchase or redeem fund shares. The prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at 1:00 p.m. Eastern Time at the exchange rates in effect at that time, or at such other rates as the Investment Manager may determine to be appropriate. As a result, currency fluctuations in relation to the U.S. dollar may affect a fund's NAV even though there has been no change in the market value of portfolio holdings.

Distribution Arrangements

Distribution Plan. Rule 12b-1 was adopted by the SEC under the 1940 Act, and it permits a mutual fund to pay expenses associated with distributing its shares ("distribution expenses"). Each fund has adopted a Distribution Plan referred to in this prospectus as the "Class A Plan".

Under the Class A Plan, each fund pays an ongoing distribution fee to the Distributor at an annual rate of 0.35% of each fund's aggregate average daily net assets attributable to its Class A Retail shares. There is no service fee paid under the Class A Plan.

ABOUT YOUR ACCOUNT

The following table summarizes key information on the Class A Retail and Institutional Class shares of all funds:

--------------------------------------------------------------------------------
                            Class A          Class I
--------------------------------------------------------------------------------
 Sales Charges              None             None
 12b-1 fee                  0.35%            None
 Redemption /               1% within 6      1% within 6
 Exchange Fee               months of        months of
                            purchase         purchase
 Service Fee                None             None
 Minimum Investment
 Initial
  Regular accounts          $5,000*          $25,000
  IRA accounts              $2,000*          $25,000
 Subsequent
  Regular accounts          $1,000*          Any amount
  IRA accounts              $1,000*          Any amount
 Automatic Investment
  Plan                      yes              no
 Automatic Exchange
  Plan                      yes              no
 Systematic Withdrawal
  Plan                      yes              no


 * For existing shareholders of record as of December
 31, 1997, the applicable minimums are $500, $500, $25 and $25, respectively, for identically registered accounts.

Eligible Investors

Class A Retail. The Class A Retail shares are available for purchase by any interested parties who meets the investment minimums.

Institutional Class. Shares of the Institutional Class are available for purchase only by:

(a) retirement, profit-sharing, 401(k), and other tax-exempt employee benefit plans, including rollover individual retirement plans from such plans;

(b) institutional advisory accounts of AIB Govett or its affiliates, as well as subsidiaries and related employee benefit plans and certain rollover individual retirement accounts from institutional advisory accounts;

(c) registered investment advisers and financial institutions, including banks and trust companies (each an "Adviser") investing on behalf of clients that are institutions or high net-worth individuals having at least $250,000 under management by the Adviser; and

(d) the Board of Directors may also authorize purchases of Institutional Class shares of any series of the funds, with or without minimum investment waived, by shareholders of a mutual fund which was advised by AIB Govett or an affiliate and subsequently merged into a series of the funds.

How to Buy Shares

Shares of each of the funds are offered continuously at NAV determined for each fund as of the close of the regular trading session of the New York Stock Exchange (currently 4:00 p.m. Eastern Time), subject to a short-term redemption or exchange fee. An unspecified purchase order will be considered an order for Class A Retail shares.

--------------------------------------------------------------------------------
                                 Initial       Subsequent
Class A Retail Shares            Purchase       Purchases
--------------------------------------------------------------------------------
 Second Stage Shareholders (you opened a new account as
 of January 1, 1998)
 Regular Account                 $ 5,000         $1,000
 IRA                             $ 2,000         $1,000
 Automatic Investment            $ 5,000         $  100
  (invest on the 10th,
  15th, or 20th of each
  month)
 First Stage Shareholders (you opened an account prior
 to January 1, 1998)
 Regular Account                 $   500         $   25
 IRA                             $   500         $   25
 Automatic Investment            $   100         $   25
  (invest on the 10th,
  15th, or 20th of each
  month)
--------------------------------------------------------------------------------
 Institutional Class Shares
--------------------------------------------------------------------------------
 Regular Account                 $25,000     no minimum

You may purchase shares directly from the funds' distributor or through your broker, investment adviser, or other financial intermediary.

Purchases Directly From The Funds. You may open an account with the funds' distributor directly through the transfer agent by sending the following items to the address shown in the Quick Reference Guide:

*  a completed, signed application; and

* a check, payable to "Govett Funds" in the amount of the purchase price. Third party checks will not be accepted in payment for Fund shares.

Shares may also be purchased by bank wire, provided that within seven (7) days of the initial investment, the transfer agent receives a signed account application showing the investor's taxpayer identification number. Bank wire purchases are effected at the next computed NAV after the transfer agent has been notified that the wire has been credited to a fund. The investor is responsible for providing prior telephone notice to the transfer agent that a wire is being sent. The transfer agent will provide an account number which should be referenced on the wire instructions.

Purchases Through Authorized Dealers. You may purchase shares through brokers, investment advisers and other financial intermediaries ("authorized dealer") which have selling group agreements with the funds' distributor or they may buy directly from the distributor. Authorized dealers may charge a fee for completing the transaction. Your completed application should be sent to the transfer agent at the address shown in the Quick Reference Guide at end of this prospectus. Wiring instructions are also set out in the Quick Reference Guide.


Generally, orders received by an authorized dealer before 4:00 p.m. Eastern time will be executed at the NAV calculated that day, if the authorized dealer transmits the order to the transfer agent by 5:00 p.m. Eastern Time that same day. Authorized dealers are responsible for timely transmission of orders to the transfer agent. The sales agreements between the distributor and the authorized dealers provide that all orders are subject to acceptance by the funds, which retain the right to reject any order. The transfer agent may make arrangements for later processing times with authorized dealers, where these arrangements comply with applicable law and fund operating requirements.

IRA Accounts. For an IRA application or assistance with any questions about your IRA, please call 800-821-0803.

Employee Sponsored Plans. Investment instructions in Institutional Class shares given on behalf of participants in an employee-sponsored retirement plan are made in accordance with directions provided by the employer. Employees considering purchasing Institutional Class shares as part of their retirement program should contact their employer for details.

The funds reserve the right to refuse to accept any purchase order and to suspend the offering of shares for a period of time. Prospective investors and shareholders may call 800-821-0803 for additional information about the funds or their accounts.

Subsequent Investments. Investors should use the investment stub located at the bottom of the Shareholder Statement Form or, if one is not available, a check made payable to the specific fund should be sent to the transfer agent at the address indicated in the Quick Reference Guide. Even if your account was established through an authorized dealer, you may make subsequent purchases
directly through the transfer agent.   Any check for additional shares sent
directly to the transfer agent should reference your account number to receive proper credit.

How to Make Exchanges

Generally, you may exchange shares of one class of any fund for shares of the same class of any other fund, based upon their respective NAVs, provided that the account holder remains the same, subject to any applicable exchange fee. Certain authorized dealers may be charged a fee for handling exchanges. If investors do not surrender all of their shares in an exchange, the remaining balance in the account after the exchange must be at least $500, or the fund may automatically redeem the account in full. The funds may suspend, terminate or amend the terms of the exchange privilege upon 60-days' written notice to shareholders.

Exchanges requests made on behalf of participants in an employer-sponsored retirement plan are made in accordance with directors provided by the employer. Employees should therefore contact their employer for details.

Exchange Fee. As of January 1, 1999, exchanges made within six months of purchase are subject to a 1% fee on the value of the shares exchanged out of a fund. All shares purchased prior to this date are not subject to the 1% Exchange Fee. The shares held the longest would be considered to exchanged first. The Investment Manager may waive this fee under certain arrangements.

Money Market Fund. Shares of the Zurich Kemper Cash Account Trust Money Market Portfolio (the "Money Market Fund") may be exchanged for shares of any fund subject to any applicable exchange fee. The Money Market Fund is not a series of the Govett Funds, but it is available as an exchange vehicle for shareholders. Shares of one fund class exchanged into the Money Market Fund may not be exchanged upon redemption of shares of the Money Market Fund for shares of another class, and the account registration and type of account must remain the same (that is, retirement or nonretirement account). Thus, Class A Retail shares of a Govett Fund exchanged into the Money Market Fund will be exchanged out for Class A Retail shares of the designated Govett Fund registered identically for the same type of account. Check writing privileges are not available for fund investors who hold shares of the Money Market Fund. The exchange privilege pertaining to the Money Market Fund does not constitute an offering or recommendation of the shares of that fund by Govett Funds or AIB Govett. Investors should obtain and read the current prospectus for any fund into which they want to invest and carefully consider that fund's investment objectives.

Investors interested in making an exchange for shares of the Money Market Fund should write or call their authorized dealer or the Distributor to request the current Money Market Fund prospectus.

Exchanges by Telephone. If you have not waived the privilege, you may make exchanges by telephone with transfer agent at 800-821-0803.

Exchanges by Mail. You should mail your exchange orders to your authorized dealer or the Transfer Agent at the address listed in the Quick Reference Guide.

Automatic Exchange Plan. If you are invested in Class A Retail shares, you may exchange fund shares through the Automatic Exchange Plan. Both accounts must be of the same type and class. To participate in this plan, you should complete the appropriate portion of the Class A Retail Shares Account Application and contact the transfer agent for more information. The exchange fee is waived for participants in the Automatic Exchange Plan.

Frequent Exchanges. A fund may refuse to accept purchase and/or exchange orders from an investor who has engaged in an abusive pattern of frequent exchanges or purchases and sales in fund shares. A pattern of more than one purchase/sale transaction during any 30-day period with respect to any particular fund may be deemed abusive.

How to Redeem Shares

Redemptions Direct from Funds. You may redeem all or a portion of your shares on any business day. Your shares will be redeemed at the NAV next computed after the transfer agent receives your redemption request which has been completed in accordance with the account, less any redemption fees (Shares purchased after September 1, 1998, are subject to a 1% redemption fee if redeemed with six months of purchase). However, redemption requests received after 4:00 p.m. Eastern Time will be processed on the next business day that the New York Stock Exchange is open for regular trading. Any certificates representing funds shares being sold must be returned with your redemption request.

Redemptions Through Authorized Dealers. If your account is with an authorized dealer, you may submit redemption requests to the dealer. Generally, the transfer agent accepts redemption requests by telephone on any business day from 9:00 a.m. to 5:00 p.m. Eastern Time, from authorized dealers, which have a dealer agreement with the distributor, or from other qualified brokers, provided that the dealer has received the request prior to 4:00 p.m. Eastern Time. From time to time, on a case-by-case basis, the transfer agent may make arrangements for later processing times with authorized dealers, so long as such arrangements comply with applicable law and Fund operational requirements. However, even after receipt of a repurchase order from a dealer, the funds still require a signed letter from the shareholder containing redemption instructions and all other documents required for direct redemption requests, as stated above. The shareholder's dealer may charge a fee for handling the order.

If the shares are held in the dealer's "street name," the redemption must be made through the dealer.

Redemptions from Employee Sponsored Plans. Redemption requests made on behalf of participants in an employer-sponsored retirement plan are made in accordance with directions provided by the employer. Employee should contact their employer for details.

Generally, your redemption request will be processed promptly once all information is received by the transfer agent, and you will normally receive your proceeds within a week.

For redemptions via bank wire, a $9.00 processing fee will be deducted from the proceeds of redemptions from Class A Retail shares wired from the funds.

The funds may withhold redeeming a shareholder's account until they are reasonably satisfied that checks used to pay for investments in one or more funds have been collected. When the New York Stock Exchange is closed or trading is restricted for any reason other than its customary weekend or holiday closings or under any emergency circumstances as determined by the SEC to merit such action, redemptions may be suspended or payment dates postponed. Under limited circumstances described in the Statement of Additional Information, redemptions may also be paid in securities or other assets of the redeeming fund.

Each fund may automatically redeem the shares of any shareholder who does not maintain at least $500 in the account. Automatic redemption will not occur if the account's value falls below $500 due to fluctuations in the value of the fund's portfolio holdings. The proceeds from such a redemption will be mailed to the shareholder's address of record. You will receive at least 30 days' prior written notice that your account will be closed unless an additional investment is made to bring the account to the minimum.

Redemption requests may be transmitted to the transfer agent by telephone or by mail. The address and telephone number are set out in the Quick Reference Guide. Additional documentation may be required from corporations, executors, administrators, trustees, guardians and other fiduciaries. Please contact the transfer agent for further information.

A original signature guarantee from all eligible including most banks, trust companies, and securities dealers (but not notary publics) is required for some redemptions to help protect against fraud. These circumstances include the following:

*  amounts of $50,000 or more by written request.

*  payment to someone other than the registered account owner.

*  request to send proceeds to a different address or payee.

* payment to your address of record and that address has changed with the preceding 30 days.

Please call the transfer agent to ensure that your signature guarantee will be processed correctly.


Systematic Withdrawal Plan. A Systematic Withdrawal Plan ("SWP") is available to Class A Retail shareholders whose accounts meet the minimum requirements. Under the SWP, the transfer agent will make specified monthly, quarterly, semiannual or annual payments to a designated party of any amount selected with a specified minimum.

--------------------------------------------------------------------------------
                                Minimum          Minimum
 Class A Retail Shares          Account          Payment
--------------------------------------------------------------------------------
 Second Stage Shareholders (you opened a new account as
 of January 1, 1998)
 Systematic Withdrawal           $50,000           $100
  (completed on the 25th
  of each month)
 First Stage Shareholders (you opened an account prior
 to January 1, 1998)
 Systematic Withdrawal           $ 5,000           $ 25
  (completed on the 25th
  of each month)

--------------------------------------------------------------------------------
 Institutional Class Shares
--------------------------------------------------------------------------------
 Systematic Withdrawal           not available

Changes to your SWP must be received by the transfer agent at least two weeks prior to the next scheduled withdrawal. The funds reserve the right to change the terms and conditions of the SWP and the ability to offer it. For further information about the SWP, call the transfer agent at 800-821-0803.

Short-term Redemption Fee. To discourage short-term trading, Class A Retail shares and Institutional Class shares purchased after September 1, 1998 are subject to a 1% redemption fee on the value of shares at redemption when they are redeemed within six months of the purchase of the shares. The fee is paid to the fund.

All shares purchased prior to September 1, 1998 are not subject to the six-month redemption fee and would be considered to be redeemed first for a shareholder. The fee is not imposed on shares acquired through the reinvestment of dividends or capital gains distributions. The Investment Manager may waive this fee under certain arrangements.

The oldest shares (from which a redemption or exchange has not already been effected) will be assumed to be redeemed first for purposes of calculating the fee.

--------------------------------------------------------------------------------
 Example:
 Bought
   500 shares at $10/share 12 months ago
   600 shares at $12/share 4 months ago
 Situation 1
 Sell today -- 400 shares at $15/share
   Pay no redemption fee -- all shares from first
   purchase and have been held more than 6 months
 Situation 2
 Sell today -- 600 shares at $15/share
   Pay redemption fee of $15 -- 500 shares from first
   purchase held more than 6 months but 100 shares
   from second purchase have not
--------------------------------------------------------------------------------

Waiver of Short-term Redemption Fee. The redemption fee is waived under the following circumstances:

* Death or disability of the shareholder (as defined in Section 72(m)(7) of the Internal Revenue Code, as amended (the "Code")).

* Minimum required distributions from certain IRA or retirement plan distributions.

* Redemptions made pursuant to a systematic withdrawal plan for Class A Retail shares, but limited to 10% of the initial value of the account annually for Class A.

Telephone Transactions

You may complete exchange, redemption and certain types of account maintenance transactions by telephone unless you waive the Telephone Privilege on the Account Application. The Telephone Privilege authorizes the funds, the transfer agent, and the distributor to act on instructions by telephone to exchange, redeem and generally to maintain the account for which the Telephone Privilege applies provided that

*  the proceeds are payable to the shareholder(s) of record

* they are to be sent to the address of record for the account or wired directly to your predesignated bank account and

*  your address of record has not changed in the previous 30 days.

You may give instructions to the transfer agent by calling 800-821-0803.

The funds reserve the right to terminate, limit or otherwise modify the Telephone Privilege at any time without prior notice. Shareholders who have retirement or employer-sponsored accounts with the funds or hold certificated shares may not redeem by telephone.

In an effort to confirm that telephone requests are genuine, reasonable procedures are employed, which currently include recording all telephone instructions and mailing a confirming account statement to the record address. If reasonable procedures are followed, neither the funds, the distributor, nor the transfer agent will be liable for following telephone instructions it reasonably believes to be genuine.

You should be aware that you may have difficulties making telephone transactions during unusual market conditions.

Dividends, Capital Gains, and Taxes

Dividend and Capital Gains. All of the funds except the Global Income Fund will distribute at least annually substantially all of their net investment income and net realized capital gains. Distributions from net investment income, if any, are expected to be small. Global Income Fund seeks to declare dividends daily and to pay dividends monthly from net investment income, if any. Such distributions may include all or a portion of the fund's net realized shortterm gains. At least annually, distributions of any net realized or remaining gains will be declared.

Each fund may make additional dividend or capital gain distributions as required to comply with certain distribution requirements under the Code.

Dividends and Capital Gains Payment Options. You may choose one of four options:

* Reinvest all income dividends and capital gains distributions in additional fund shares.

* Receive income dividends in cash and accept capital gains distributions in additional fund shares

* Receive capital gains distributions in cash and accept income dividends in additional fund shares.

*  Receive income dividends and capital gains distributions in cash.

Unless you designate otherwise in your account application, all income dividends and capital gains distributions for which reinvestment has been elected will be reinvested in shares of the fund that paid the dividend or distribution.

You can change your distribution option by notifying the transfer agent in writing prior to the distribution record date. If you do not select an option, all dividends and distributions will be automatically reinvested. Automatic reinvestments in additional shares are made without a sales charge on pay date at the NAV determined on ex-date.

Directed Dividends. You may elect on the Account Application to have your dividends from one fund paid to a third party or invested in shares of the same class of another series of the funds, provided you have an existing account of the same type in the other fund.

United States Federal Taxation of Shareholders. For federal income tax purposes, any income dividends and short-term capital gains distributions which you receive from a fund are treated as ordinary income whether you receive them in cash or in additional shares. Long-term capital gains distributions are treated as long-term capital gains regardless of how long you have owned the shares of a fund and regardless of whether you receive the distributions in cash or in additional shares.

Redemptions and exchanges of fund shares are taxable events on which you may realize a gain or loss. All or a portion of a loss realized upon a redemption of shares will be disallowed to the extent other shares of a fund are purchased (through reinvestment of dividends or otherwise) within 30 days before or after such redemption.

Each fund will inform you of the source of dividends and distributions paid by the fund at the time they are paid, and will promptly after the close of each calendar year advise you of the tax status for federal income tax purposes of such dividends and distributions on Form 1099-DIV. Income received by the funds may give rise to withholding and other taxes imposed by foreign countries.

Each fund will also be required to withhold 31% of any such payments made to individuals and other nonexempt shareholders who have not provided a correct taxpayer identification number and made certain required certifications that appear in the Account Application provided with this Prospectus. You may also be subject to backup withholding if the IRS or a securities dealer notifies the funds that the your taxpayer identification number is incorrect or that you are subject to backup withholding for previous underreporting of interest or dividend income.

This discussion has been prepared by the funds' management and does not purport to be a complete description of all tax implications of investing in the funds. Because everyone's tax situation is unique, you should always consult your tax professional regarding federal, state, and local tax consequences.

Financial Highlights

The following tables describe the funds' performance for the periods indicated. These financial highlights are intended to help you understand the funds' financial performance. Some of this information reflects the results for a single fund share. The total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose unqualified report, along with the funds' financial statements, are included in the Annual Report.

Emerging Markets Equity Fund -- Class A
(Emerging Markets Equity Fund -- Institutional Class had not commenced operations as of 12/31/98)

------------------------------------------------------------------------------------------------------------------------------------
                                                  Year Ended       Year Ended       Year Ended       Year Ended       Year Ended
                                                    12/31/98         12/31/97         12/31/96         12/31/95         12/31/94
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $   12.24        $   13.66        $   12.24        $   13.29        $   17.70
------------------------------------------------------------------------------------------------------------------------------------

Income from investment operations:

Net investment income (loss)                            0.02+           (0.11)+          (0.13)+          (0.06)+          (0.11)+
Net realized and unrealized gain (loss) on
   Investments                                         (4.15)           (1.31)            1.61            (0.98)           (1.93)
------------------------------------------------------------------------------------------------------------------------------------
             Total from investment operations          (4.13)           (1.42)            1.48            (1.04)           (2.04)
------------------------------------------------------------------------------------------------------------------------------------

Less distributions to shareholders:

From net investment income                             (0.15)             ---              ---              ---              ---
In excess of net investment income                       ---              ---            (0.06)             ---              ---
From net realized gain                                   ---              ---              ---            (0.01)           (2.33)
In excess of net realized capital gain                   ---              ---              ---              ---            (0.04)
------------------------------------------------------------------------------------------------------------------------------------
             Total distributions                       (0.15)             ---            (0.06)           (0.01)           (2.37)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $    7.96        $   12.24        $   13.66        $   12.24        $   13.29
====================================================================================================================================

Total Return**                                        (34.18)%         (10.40)%          12.08%           (7.84)%         (12.65)%
------------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data:
Net assets, end of period (000's)                  $  14,734        $  32,899        $  56,814        $  75,887        $  76,812
------------------------------------------------------------------------------------------------------------------------------------
Net expenses to average daily net assets
   (Note A)                                             2.50%            2.50%            2.38%            2.50%            2.50%
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) to average daily
   net assets                                           0.03%           (0.54)%          (0.62)%          (0.49)%          (0.77)%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  121%             120%             122%             115%             140%
------------------------------------------------------------------------------------------------------------------------------------

Note A: For the years presented, AIB Govett, investment manager (or its predecessors or affiliates thereof), waived a portion of its management fee and reimbursed a portion of other operating expenses of the funds. Without the waiver and reimbursement of expenses, the expense ratios as a percentage of average net assets for the periods indicated would have been:

            Expenses                                       4.09%            2.91%            2.62%            2.78%            2.65%

(a) As of January 1, 1998, AIB Govett became investment manager to all funds, and AIB Govett London (former investment manager) became Subadviser to all funds.

** Total return calculations exclude front-end sales load. As of September 1, 1998, purchases of Class A Retail shares are no longer subject to a front-end sales load. Total return would have been lower if the Investment Manager had not voluntarily waived a portion of its management fees and assumed a portion of the fund's expenses.

+ Per share net investment income (loss) does not reflect the current period's reclassification of permanent differences between book and tax basis net investment income (loss). See Note 1 of the relevant Financial Statements.

Smaller Companies Fund -- Class A
(Smaller Companies Fund -- Institutional Class had not commenced operations as of 12/31/98)



-----------------------------------------------------------------------------------------------------------------------------------
                                                    Year Ended       Year Ended       Year Ended       Year Ended       Year Ended
                                                      12/31/98         12/31/97         12/31/96         12/31/95         12/31/94
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $   19.09        $   21.83        $   29.96        $   19.06        $   15.85
-----------------------------------------------------------------------------------------------------------------------------------

Income from investment operations:

Net investment income (loss)                             (0.35)+          (0.43)+          (0.44)+          (0.30)+          (0.10)+
Net realized and unrealized gain (loss) on
   investments                                           (1.89)           (2.31)           (2.84)           13.32             4.47
-----------------------------------------------------------------------------------------------------------------------------------
             Total from investment operations            (2.24)           (2.74)           (3.28)           13.02             4.37
-----------------------------------------------------------------------------------------------------------------------------------

Less distributions to shareholders:

From net investment income                                 ---              ---              ---              ---              ---
In excess of net investment income                         ---              ---              ---              ---              ---
From net realized gain                                     ---              ---            (4.85)           (2.12)           (1.16)
In excess of net realized capital gain                     ---              ---              ---              ---              ---
-----------------------------------------------------------------------------------------------------------------------------------
             Total distributions                           ---              ---            (4.85)           (2.12)           (1.16)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $   16.85        $   19.09        $   21.83        $   29.96        $   19.06
-----------------------------------------------------------------------------------------------------------------------------------

Total Return**                                          (11.73)%         (12.55)%         (10.62)%          69.13%           28.68%
-----------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data:
Net assets, end of period (000's)                    $  60,952        $ 127,925        $ 259,735        $ 517,990        $  76,873
-----------------------------------------------------------------------------------------------------------------------------------
Net expenses to average daily net assets (Note A)         1.95%            1.95%            1.81%            1.95%            1.95%
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) to average daily net
   assets                                                (1.51)%          (1.64)%          (1.40)%          (1.64)%          (1.13)%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    104%              77%             406%             280%             519%
-----------------------------------------------------------------------------------------------------------------------------------

Note A: For the years presented, AIB Govett, investment manager (or its predecessors or affiliates thereof), waived a portion of its management fee and reimbursed a portion of other operating expenses of the funds. Without the waiver and reimbursement of expenses, the expense ratios as a percentage of average net assets for the periods indicated would have been:

                Expenses                                  2.91%            2.59%            2.08%            2.12%            2.40%

(a) As of January 1, 1998, AIB Govett became investment manager to all funds, and AIB Govett London (former investment manager) became Subadviser to all funds.

(b) Prior to January 9, 1997, Berkeley Capital Management acted as investment subadviser to this fund.

** Total return calculations exclude front-end sales load. As of September 1, 1998, purchases of Class A Retail shares are no longer subject to a front-end sales load. Total return would have been lower if the Investment Manager had not voluntarily waived a portion of its management fees and assumed a portion of the fund's expenses.

+ Per share net investment income (loss) does not reflect the current period's reclassification of permanent differences between book and tax basis net investment income (loss). See Note 1 of the relevant Financial Statements.

International Equity Fund -- Class A

-----------------------------------------------------------------------------------------------------------------------------------
                                                    Year Ended       Year Ended       Year Ended       Year Ended       Year Ended
                                                      12/31/98         12/31/97         12/31/96         12/31/95         12/31/94
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $   10.90        $   11.19        $   11.27        $   10.16        $   13.23
-----------------------------------------------------------------------------------------------------------------------------------

Income from investment operations:

Net investment income (loss)                             (0.08)+          (0.24)+          (0.11)+          (0.08)+          (0.12)+
Net realized and unrealized gain (loss) on
   investments                                            2.15             0.18             1.45             1.20            (0.94)
-----------------------------------------------------------------------------------------------------------------------------------
             Total from investment operations             2.07            (0.06)            1.34             1.12            (1.06)
-----------------------------------------------------------------------------------------------------------------------------------

Less distributions to shareholders:

From net investment income                                 ---              ---            (0.11)             ---              ---
In excess of net investment income                         ---              ---            (0.09)             ---              ---
From net realized gain                                   (1.80)           (0.23)           (1.22)           (0.01)           (2.01)
In excess of net realized capital gain                     ---              ---              ---              ---              ---
-----------------------------------------------------------------------------------------------------------------------------------
             Total distributions                         (1.80)           (0.23)           (1.42)           (0.01)           (2.01)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $   11.17        $   10.90        $   11.19        $   11.27        $   10.16
-----------------------------------------------------------------------------------------------------------------------------------

Total Return**                                           19.12%           (0.71)%          12.13%           11.01%           (8.44)%
-----------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data:
Net assets, end of period (000's)                    $  12,223        $  13,952        $  25,822        $  28,546        $  32,296
-----------------------------------------------------------------------------------------------------------------------------------
Net expenses to average daily net assets (Note A)         2.45%            2.50%            2.39%            2.50%            2.50%
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) to average daily net
   assets                                                (0.62)%          (1.01)%          (1.06)%          (0.64)%          (0.98)%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    109%              51%              84%             101%             155%
-----------------------------------------------------------------------------------------------------------------------------------

Note A: For the years presented, AIB Govett, investment manager (or its predecessors or affiliates thereof), waived a portion of its management fee and reimbursed a portion of other operating expenses of the funds. Without the waiver and reimbursement of expenses, the expense ratios as a percentage of average net assets for the periods indicated would have been:

              Expenses                                    3.30%            3.12%            3.09%            2.75%            2.74%

(a) As of January 1, 1998, AIB Govett became investment manager to all funds, and AIB Govett London (former investment manager) became Subadviser to all funds.

** Total return calculations exclude front-end sales load. As of September 1, 1998, purchases of Class A Retail shares are no longer subject to a front-end sales load. Total return would have been lower if the Investment Manager had not voluntarily waived a portion of its management fees and assumed a portion of the fund's expenses.

+ Per share net investment income (loss) does not reflect the current period's reclassification of permanent differences between book and tax basis net investment income (loss). See Note 1 of the relevant Financial Statements.

International Equity Fund -- Institutional Class

--------------------------------------------------------------------------------
                                                    Period Ended
                                                     12/31/98(d)
--------------------------------------------------------------------------------
Net asset value, beginning of period                    $12.85
--------------------------------------------------------------------------------

Income from investment operations:

Net investment income (loss)                             (0.02)+
Net realized and unrealized gain (loss) on
   Investments                                           (0.13)
--------------------------------------------------------------------------------
             Total from investment operations            (0.15)
--------------------------------------------------------------------------------

Less distributions to shareholders:

From net investment income                                 ---
In excess of net investment income                         ---
From net realized gain                                   (1.51)
In excess of net realized capital gain                     ---
--------------------------------------------------------------------------------
             Total distributions                         (1.51)
--------------------------------------------------------------------------------
Net asset value, end of period                          $11.19
--------------------------------------------------------------------------------

Total Return**                                           (1.15)%
--------------------------------------------------------------------------------

Ratios/Supplemental Data:
Net assets, end of period (000's)                       $6,678
--------------------------------------------------------------------------------
Net expenses to average daily net assets (Note A)         1.75%*
--------------------------------------------------------------------------------
Net investment income(loss) to average daily net
   assets                                                (0.47)%*
--------------------------------------------------------------------------------
Portfolio turnover rate                                    109%
-------------------------------------------------------------------------

Note A: For the periods presented, AIB Govett, investment manager (or its predecessors or affiliates thereof), waived a portion of its management fee and reimbursed a portion of other operating expenses of the funds. Without the waiver and reimbursement of expenses, the expense ratios as a percentage of average net assets for the periods indicated would have been:

           Expenses                                       2.90%*

(a) As of January 1, 1998, AIB Govett became investment manager to all funds, and AIB Govett London (former investment manager) became Subadviser to all funds.

(d)  Commencement of operations was July 24, 1998.

*    Annualized

** Not annualized. Total return would have been lower if the Investment Manager had not voluntarily waived a portion of its management fees and assumed a portion of the fund's expenses.

+ Per share net investment income (loss) does not reflect the current period's reclassification of permanent differences between book and tax basis net investment income (loss). See Note 1 of the relevant Financial Statements.

Global Income Fund -- Class A
(Global Income Fund -- Institutional Class had not commenced operations as of 12/31/98)

-----------------------------------------------------------------------------------------------------------------------------------
                                                    Year Ended      Year Ended       Year Ended      Year Ended      Year Ended
                                                      12/31/98        12/31/97         12/31/96        12/31/95        12/31/94
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $    7.82       $    8.32        $    8.97       $    8.48       $   10.16
-----------------------------------------------------------------------------------------------------------------------------------

Income from investment operations:

Net investment income (loss)                              0.32+           0.26+            0.57+           0.63+           0.76+
Net realized and unrealized gain (loss) on
   investments                                            0.27           (0.30)           (0.54)           0.53           (1.67)
-----------------------------------------------------------------------------------------------------------------------------------
             Total from investment operations             0.59           (0.04)            0.03            1.16           (0.91)
-----------------------------------------------------------------------------------------------------------------------------------

Less distributions to shareholders:

From net investment income                               (0.06)          (0.12)           (0.66)          (0.63)          (0.24)
In excess of net investment income                         ---             ---            (0.02)          (0.04)            ---
From net realized gain                                     ---             ---              ---             ---             ---
In excess of net realized capital gain                     ---             ---              ---             ---             ---
Tax return of capital                                    (0.28)          (0.34)             ---             ---           (0.53)
-----------------------------------------------------------------------------------------------------------------------------------
             Total distributions                         (0.34)          (0.46)           (0.68)          (0.67)          (0.77)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $    8.07       $    7.82        $    8.32       $    8.97       $    8.48
-----------------------------------------------------------------------------------------------------------------------------------

Total Return**                                            7.65%          (0.35)%           0.34%          14.11%          (9.16)%
-----------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
Net assets, end of period (000's)                    $   7,068       $  10,277        $  20,354       $  41,181       $  51,691
-----------------------------------------------------------------------------------------------------------------------------------
Net expenses to average daily net assets (Note A)         1.75%           1.75%            1.64%           1.75%           1.75%
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income(loss) to average daily net
   assets                                                 4.37%           4.23%            7.17%           7.45%           8.30%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     23%             76%             236%            249%            701%
-----------------------------------------------------------------------------------------------------------------------------------

Note A: For the years presented, AIB Govett, investment manager (or its predecessors or affiliates thereof), waived a portion of its management fee and reimbursed a portion of other operating expenses of the funds. Without the waiver and reimbursement of expenses, the expense ratios as a percentage of average net assets for the periods indicated would have been:

              Expenses                                    3.54%           2.82%            2.38%           1.93%           1.95%

(a) As of January 1, 1998, AIB Govett became investment manager to all funds, and AIB Govett London (former investment manager) became Subadviser to all funds.

** Total return calculations exclude front-end sales load. As of September 1, 1998, purchases of Class A Retail shares are no longer subject to a front-end sales load. Total return would have been lower if the Investment Manager had not voluntarily waived a portion of its management fees and assumed a portion of the fund's expenses.

+ Per share net investment income (loss) does not reflect the current period's reclassification of permanent differences between book and tax basis net investment income (loss). See Note 1 of the relevant Financial Statements.

A Quick Reference Guide

You are encouraged to place purchase, exchange and redemption orders through your securities dealers. You may place orders directly to the Govett Funds. Mail transactions sent by overnight private mail service should always be sent to the address shown in "Transactions by Mail." Failure to follow this instruction is likely to result in a delay in effecting your transaction.

Adviser Services. Financial advisers may call 800-634-6838 to reach the Adviser Service Desk.

Transactions By Mail. For new accounts, send the completed Account Application with a check to:

           via U.S. Postal Service
                 Govett Funds
                P.O. Box 61503
        King of Prussia, PA 19406-0903

        via overnight delivery service
                 Govett Funds
              3200 Horizon Drive
        King of Prussia, PA 19406-0903

For subsequent investments, send a letter stating the Fund's name, the name(s) of the shareholder(s) in whose name(s) the account is registered, and the account number, together with a check for each subsequent investment, to:

           via U.S. Postal Service
                 Govett Funds
               P.O. Box 412797
          Kansas City, MO 64141-2797

        via overnight delivery service
                 Govett Funds
              3200 Horizon Drive
        King of Prussia, PA 19406-0903

Investments By Bank Wire. When opening a new account, you should call 800-821-0803. Within seven days of purchase, you must send a completed Account Application containing your taxpayer identification number to the Govett Funds at the address stated under "Investments by Mail." Wire instructions must state the fund's name, the name(s) of the shareholder(s) in whose name(s) the account is registered, and the account number. Bank wires should be sent through the Federal Reserve Wire System to:


                         United Missouri Bank KC, N.A.
                                ABA #10-10-00695
                     For First Data Investor Services Group
                            Bank Account #9870370719
                           FBO Govett _________ Fund
                      Shareholder Name and Account Number

Exchanges By Mail. Send complete instructions, including the name of the funds which shares are to be exchanged in and out of, the amount of the exchange, the name(s) of the shareholder(s) in whose name(s) the account is registered, and the account number, to:

           via U.S. Postal Service
                 Govett Funds
                P.O. Box 61503
        King of Prussia, PA 19406-0903

        via overnight delivery service
                 Govett Funds
              3200 Horizon Drive
        King of Prussia, PA 19406-0903

Telephone Transactions. If you have not waived the Telephone Privilege on the Account Application, you may call the Govett Funds at 800-821-0803 to effect exchanges and redemptions.

--------------------------------------------------------------------------------
                             Class A          Class I
--------------------------------------------------------------------------------
 Sales Charges               None             None
 12b-1 fee                   0.35%            None
 Redemption /                1% within 6      1% within 6
 Exchange Fee                months of        months of
                             purchase         purchase
 Service Fee                 None             None
 Minimum Investment
 Initial
  Regular accounts           $5,000*          $25,000
  IRA accounts               $2,000*          $25,000
 Subsequent
  Regular accounts           $1,000*          Any amount
  IRA accounts               $1,000*          Any amount
 Automatic Investment
  Plan                       yes              no
 Automatic Exchange
  Plan                       yes              no
 Systematic Withdrawal
  Plan                       yes              no


 * For existing shareholders of record as of December
 31, 1997, the applicable minimums are $500, $500, $25 and $25, respectively, for identically registered accounts.

For more information about the funds, the following documents are available free upon request:

Annual/Semi-annual Reports: Additional information about the funds' investments is available in the funds' annual and semi-annual reports to shareholders. In the funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the funds and is incorporated into this prospectus by reference.

You can get free copies of the reports and SAI, request other information, and discuss questions about the funds by contacting your broker or bank or the funds at:

Govett Funds
3200 Horizon Drive
P.O. Box 61503
King of Prussia, PA  19406-0903
800-821-0803

You can also review and copy information about the funds, including the reports and SAI, at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Also, you can get text only copies:

For a fee, by writing or calling the Public Reference Room of the SEC, Washington, D.C., 205049-6009
800-SEC-0330.

For free from the SEC's Internet web site at http://www.sec.gov.


Govett Funds


Govett Emerging Markets Equity Fund

Govett Smaller Companies Fund

Govett International Smaller Companies Fund

Govett International Equity Fund

Govett Global Income Fund



Directors

Patrick K. Cunneen, Chairman

Elliot L. Atamian

Sir Victor Garland

James M. Oates

Frank R. Terzolo



Investment Company Act file no. 811-6229

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Anyone who tells you differently is committing a crime.




                                                  GOVETT FUNDS LOGO APPEARS HERE


Class B Retail Shares



                                                                      PROSPECTUS
                                                                     May 1, 1999



Govett Emerging Markets Equity Fund


Govett Smaller Companies Fund


Govett International Smaller Companies Fund


Govett International Equity Fund


Govett Global Income Fund

Full page logo

CONTENTS



ABOUT THE FUNDS
-------------------------------------------
                                               A fund-by-fund look at goals,
                                               strategies, risks and expenses.
Emerging Markets Equity Fund             4

Smaller Companies Fund                   6

International Smaller Companies Fund     8

International Equity Fund               10

Global Income Fund                      12


OTHER INFORMATION ABOUT
THE FUNDS' INVESTMENTS                  14

MANAGEMENT OF THE FUNDS                 15

PRICING OF FUND SHARES                  16

DISTRIBUTION ARRANGEMENTS               16

ABOUT YOUR ACCOUNT
-------------------------------------------
How to Buy Shares                       17     Policies and instructions for
                                               opening, maintaining and closing
How to Make Exchanges                   19     an account in any fund.



How to Redeem Shares                    19

Telephone Transactions                  20

Dividends, Capital Gains & Taxes        21


FINANCIAL HIGHLIGHTS                    23

A QUICK REFERENCE GUIDE                 27

FOR MORE INFORMATION            back cover


ABOUT THE FUNDS

Emerging Markets Equity Fund

Fundamental Investment Goal

The fund seeks long-term capital appreciation by investing primarily in equity securities of companies located in emerging markets.

Principal Investment Strategies

Normally, the fund invests at least 65% of its total assets in common stocks and other equity securities of issuers located in at least three emerging market countries. The Investment Manager uses the World Bank's classification system to determine the potential universe of emerging markets. The fund may invest in issuers of any size.

The Investment Manager applies a blend of "top-down" and "bottom-up" decision making in selecting fund investments. It first looks at trends in the global economy and attempts to identify countries and sectors that offer high growth potential. Then it uses extensive research and analysis to select stocks in those countries and sectors with attractive valuations and good growth potential.

Principal Risks of Investing in the Fund

Since the fund invests primarily in common stocks, the major risks are those of stock investing, including periods of little or no growth and sudden declines in value.

Investments in foreign markets expose the fund's investments to additional risks including the following:

*  Political instability;

*  Significant or rapid changes in currency exchange rates;

*  Foreign exchange restrictions;

* Inaccurate or incomplete financial information resulting from less strict securities market regulations and accounting standards.

These risks are increased to the extent that the fund invests in emerging markets. The fund invests primarily in emerging markets.

Securities of smaller companies tend to experience more price volatility than securities of larger companies. Generally, smaller companies have more limited product lines and markets than larger companies. On the other hand, larger companies generally do not offer the potential for capital appreciation as do well-managed smaller companies.

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the fund.

Fund Performance

The bar chart and table shown below provide an illustration of the risks of investing in the fund.

The bar chart shows changes in performance of the fund's Class A Retail shares/1/ from year to year over the life of the fund. As of the date of this prospectus, Class B Retail shares have not been offered to the public. The chart does not reflect any sales charge that you may be required to pay upon redemption or exchange of the fund's shares. Any sales charge would reduce your return.

Year-by-year total return as of 12/31 of each year
--------------------------------
Bar chart
1993     79.73
1994    -12.65
1995     -7.84
1996     12.08
1997    -10.40
1998    -34.18
--------------------------------

During the period shown in the bar chart, the highest quarterly return was 32.06% (for the quarter ended December 31, 1993) and the lowest quarterly return was -20.90% (for the quarter ended September 30, 1998).

The table shows how average annual returns for the fund's Class A Retail shares for one year, five years, and the life of fund compare to those of the Morgan Stanley Capital International ("MSCI") Emerging Markets Index.

Average annual total return as of 12/31/98

                                                                   Since
                                      1 Year         5 Year        inception
Class A (start 1/7/92)/1/            -34.18%        -11.85%          0.36%
MSCI Emerging Markets Index          -23.21%         -8.75%          1.59%



The MSCI Emerging Markets Index is an unmanaged index that represents the general performance of equity markets in emerging markets. You cannot invest directly in the index.

As of the date of this prospectus, Class B Retail shares of the fund have not been offered to the public. Therefore, no information on average annual return is available for the table above.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees

(fees paid directly from your investment)

                                                     Class B
Maximum sales charge (load) imposed on
purchases (as a percentage of offering
price)                                               None
Maximum deferred sales charge (load) (as a
percentage of offering price)                        4.00%
Maximum sales charge (load) imposed on
reinvested dividends (as a percentage of
offering price)                                      None
Redemption fee (as a percentage of amount
redeemed)                                            None
Exchange fee (as a percentage of amount exchanged)   None
Maximum account fee                                  None

Annual fund operating expenses

(expenses that are deducted from fund assets)

                                                   Class B
Management fees                                     1.00%
Distribution and service (12b-1) fees               1.00%
Other expenses                                      2.74%
                                                  ------
Total annual fund operating expenses/2/             4.74%
Fee waiver & expense reimbursement                 (2.24)%
                                                  ------
Net operating expenses/2/                           2.50%
                                                  ======

Example

This example is intended to help you compare the cost of investing in the fund with the costs of investing in other mutual funds.

The example assumes that:

*  You invest $10,000 in the fund for the time periods indicated;

*  Your investment has a 5% return each year;

*  The fund's operating expenses remain the same; and

*  You redeem your shares at the end of each of the periods indicated.

Although your actual costs may be higher or lower, under these assumptions your costs would be:


Years             1          3           5         10/3/
Class B        $653     $1,079      $1,531      $2,602

You would pay the following expenses on the same investment assuming no redemptions:


Years             1          3           5         10/3/
Class B        $253       $779      $1,331      $2,602

______________

/1/ These returns are for Class A Retail shares which are not offered in this prospectus. As of December 31, 1998, Class B Retail shares had not been sold to the public. Because Class A and Class B Retail shares have different expense structures, average annual returns for Class B Retail shares may differ from the returns for Class A Retail shares.

/2/ The figures presented in this table are based on the gross expenses incurred by Class A Retail shares of the fund during the year ended December 31, 1998. During the year, the Investment Manager paid or reimbursed the fund for certain operating expenses. The actual total operating expenses paid by the fund with respect to Class A Retail shares for 1998 were 2.50% of average daily net assets. The Class B Retail shares had not been sold to the public as of December 31, 1998. For the 1999 fiscal year, the Investment Manager has agreed to pay and reimburse certain operating expenses to limit total annual operating expenses to 2.50% of average daily net assets for Class B Retail shares.

/3/ Ten year figures assume conversion of Class B Retail shares to Class A Retail shares at the beginning of the eight year following the date of purchase.

Smaller Companies Fund

Fundamental Investment Goal

The fund seeks long-term capital appreciation by investing primarily in equity securities of smaller companies.

Principal Investment Strategies

Normally, this fund will invest at least 65% of its total assets in common stocks and other equity securities of smaller companies. For this fund, a smaller company is a company with a market capitalization no greater than $3 billion when the fund makes the initial investment. Also, a smaller company may be located anywhere in the world, including the U.S.

The Investment Manager applies a blend of "top-down" and "bottom-up" decision making in selecting fund investments. Bottom-up, it focuses on market position, money generation, profit margins, business strategy, and management to pick stocks. Top-down, rigorous country and industry reviews attempt to focus the fund in areas offering high growth potential.

Principal Risks of Investing in the Fund

Since the fund invests primarily in common stocks, the major risks are those of stock investing, including periods of little or no growth and sudden declines in value.

Investments in foreign markets expose the fund's investments to additional risks including the following:

*  Political instability;

*  Significant or rapid changes in currency exchange rates;

*  Foreign exchange restrictions;

* Inaccurate or incomplete financial information resulting from less strict securities market regulations and accounting standards.

These risks are increased to the extent the fund invests in emerging markets. The fund may invest in emerging markets.

Securities of smaller companies tend to experience more price volatility than securities of larger companies. Generally, smaller companies have more limited product lines and markets than larger companies, even though they also tend to have potential for greater capital appreciation.

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the fund.

Fund Performance

The bar chart and table shown below provide an illustration of the risks of investing in the fund.

The bar chart shows changes in performance of the fund's Class A Retail shares/1/ from year to year over the life of the fund. As of the date of this prospectus, Class B Retail shares have not been offered to the public. The chart does not reflect any sales charge that you may be required to pay upon redemption or exchange of the fund's shares. Any sales charge would reduce your return.

Year-by-year total return as of 12/31 of each year
--------------------------------
Bar chart
1993     58.50
1994     28.68
1995     69.13
1996    -10.62
1997    -12.55
1998    -11.73
--------------------------------

During the period shown in the bar chart, the highest quarterly return was 20.28% (for the quarter ended September 30, 1997) and the lowest quarterly return was -32.60% (for the quarter ended September 30, 1998).

The table shows how the average annual returns for the fund's Class A Retail shares for one year, five years, and the life of fund compare to those of the Russell 2000 Index.

Average annual total return as of 12/31/98

                                                                   Since
                                     1 Year        5 Year        inception
Class A (start 1/1/93)/1/              -11.73%          8.47%         15.85%
Russell 2000 Index                      -3.45%         10.29%         11.60%

The Russell 2000 Index is an unmanaged index that represents the general performance of U.S. smaller companies primarily those with market capitalization of less than $500 million. You cannot invest directly in the index.

As of the date of this prospectus, Class B Retail shares of the fund have not been offered to the public. Therefore, no information on average annual return is available for the table above.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees

(fees paid directly from your investment)

Class B
Maximum sales charge (load) imposed on
purchases (as a percentage of offering                None
price)
Maximum deferred sales charge (load) (as a
percentage of offering price)                         4.00%
Maximum sales charge (load) imposed on
reinvested dividends (as a percentage of
offering price)                                       None
Redemption fee (as a percentage of amount
redeemed)                                             None
Exchange fee (as a percentage of amount exchanged)    None
Maximum account fee                                   None

Annual fund operating expenses

(expenses that are deducted from fund assets)

                                                  Class B
Management fees                                     1.00%
Distribution and service (12b-1) fees               1.00%
Other expenses                                      1.56%
                                                   ------
Total annual fund operating expenses/2/             3.56%
Fee waiver                                         (0.56)%
                                                   ------
Net operating expenses/2/                           3.00%
                                                   ======

Example

This example is intended to help you compare the cost of investing in the fund with the costs of investing in other mutual funds.

The example assumes that:

*  You invest $10,000 in the fund for the time periods indicated;

*  Your investment has a 5% return each year;

*  The fund's operating expenses remain the same; and

*  You redeem your shares at the end of each of the periods indicated.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Years             1          3           5         10/3/
Class B        $703     $1,227      $1,777      $3,095

You would pay the following expenses on the same investment assuming no redemptions:

Years             1          3           5         10/3/
Class B        $303       $927      $1,577      $3,095

______________

/1/ These returns are for Class A Retail shares which are not offered in this prospectus. As of December 31, 1998, Class B Retail shares had not been sold to the public. Because Class A and Class B Retail shares have different expense structures, average annual returns for Class B Retail shares may differ from the returns for Class A Retail shares.

/2/ The figures presented in this table are based on the gross expenses incurred by Class A Retail shares of the fund during the year ended December 31, 1998. During that year, the Investment Manager paid or reimbursed the fund for certain operating expenses. The actual total operating expenses paid by the fund with respect to Class A Retail shares for 1998 were 1.95% of average daily net assets. The Class B Retail shares had not been sold to the public as of December 31, 1998. For the 1999 fiscal year, the Investment Manager has agreed to pay and reimburse certain operating expenses to limit total annual operating expenses to 3.00% of average daily net assets for Class B Retail shares.

/3/ Ten year figures assume conversion of Class B Retail shares to Class A Retail shares at the beginning of the eight year following the date of purchase.

International Smaller
Companies Fund

Fundamental Investment Goal

The fund seeks long-term capital appreciation by investing primarily in equity securities of smaller companies located throughout the world.

Principal Investment Strategies

Normally, the fund invests at least 65% of its total assets in common stocks and other equity securities of smaller companies located in at least three countries other than the U.S. For this fund, a smaller company is a company with a market capitalization no greater than $3 billion when the fund makes the initial investment.

The Investment Manager applies a blend of "top-down" and "bottom-up" decision making in selecting fund investments. Bottom-up, it focuses on market position, money generation, profit margins, business strategy, and management to pick stocks. Top-down, rigorous country and industry reviews attempt to focus the fund in areas offering high growth potential.

Principal Risks of Investing in the Fund

Since the fund invests primarily in common stocks, the major risks are those of stock investing, including periods of little or no growth and sudden declines in value.

Investments in foreign markets expose the fund's investments to additional risks including the following:

*  Political instability;

*  Significant or rapid changes in currency exchange rates;

*  Foreign exchange restrictions;

* Inaccurate or incomplete financial information resulting from less strict securities market regulations and accounting standards.

These risks are increased to the extent the fund invests in emerging markets. The fund may invest in emerging markets.

Securities of smaller companies tend to experience more price volatility than securities of larger companies. Generally, smaller companies have more limited product lines and markets than large companies, even though they also tend to have potential for greater capital appreciation.

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the fund.

Fund Performance

The International Smaller Companies Fund has not been offered to the public for one full calendar year. Therefore, no bar chart or performance table is currently available to provide an illustration of the risks of investing in the fund.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees

(fees paid directly from your investment)

Class B
Maximum sales charge (load) imposed on
purchases (as a percentage of offering
price)                                                 None
Maximum deferred sales charge (load) (as a
percentage of offering price)                          4.00%
Maximum sales charge (load) imposed on
reinvested dividends (as a percentage of
offering price)                                        None
Redemption fee (as a percentage of amount
redeemed)                                              None
Exchange fee (as a percentage of amount exchanged)     None
Maximum account fee                                    None

Annual fund operating expenses

(expenses that are deducted from fund assets)

                                                      Class B
Management fees                                       1.00%
Distribution and service (12b-1) fees                 1.00%
Other expenses                                        5.84%
                                                    ------
Total annual fund operating expenses/2/               7.84%
Fee waiver & expense reimbursement                   (5.34)%
                                                    ------
Net operating expenses/2/                             2.50%
                                                    ======

Example

This example is intended to help you compare the cost of investing in the fund with the costs of investing in other mutual funds.

The example assumes that:

*  You invest $10,000 in the fund for the time periods indicated;

*  Your investment has a 5% return each year;

*  The fund's operating expenses remain the same; and

*  You redeem your shares at the end of each of the periods indicated.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Years             1          3
Class B        $653     $1,079

You would pay the following expenses on the same investment assuming no redemption:

Years             1          3
Class B        $253       $779

______________

/1/ These returns are for Class A Retail shares which are not offered in this prospectus. As of December 31, 1998, Class B Retail shares had not been sold to the public. Because Class A and Class B Retail shares have different expense structures, average annual returns for Class B Retail shares may differ from the returns for Class A Retail shares.

/2/ The figures presented in this table are based on the budgeted expenses for the fund fiscal year 1999. Class B Retail shares had not been sold to the public as of December 31, 1998. For the 1999 fiscal year, the Investment Manager has agreed to pay and reimburse certain operating expenses to limit total annual operating expenses to 2.50% of average daily net assets for Class B Retail shares.

International Equity Fund

Fundamental Investment Goal

The fund seeks long-term capital appreciation by investing primarily in equity securities of companies located throughout the world.

Principal Investment Strategies

Normally, the fund invests at least 65% of its total assets in common stocks and other equity securities of issuers located in at least three countries other than the U.S. The fund may invest in issuers of any size.

The Investment Manager applies a blend of "top-down" and "bottom-up" decision making in selecting fund investments. It first looks at trends in the global economy and attempts to identify countries and sectors that offer high growth potential. Then it uses extensive research and analysis to select stocks in those countries and sectors with attractive valuations and good growth potential.

Principal Risks of Investing in the Fund

Since the fund invests primarily in common stocks, the major risks are those of stock investing, including periods of little or no growth and sudden declines in value.

Investments in foreign markets expose the fund's investments to additional risks including the following:

*  Political instability;

*  Significant or rapid changes in currency exchange rates;

*  Foreign exchange restrictions;

* Inaccurate or incomplete financial information resulting from less strict securities market regulations and accounting standards.

These risks are increased to the extent the fund invests in emerging markets. The fund may invest in emerging markets.

Securities of smaller companies tend to experience more price volatility than securities of larger companies. Generally, smaller companies have more limited product lines and markets than larger companies. On the other hand, larger companies generally do not offer the potential for capital appreciation as do well-managed smaller companies.

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the fund.

Fund Performance

The bar chart and table shown below provide an illustration of the risks of investing in the fund.

The bar chart shows changes in performance of the fund's Class A Retail shares/1/ from year to year over the life of the fund. As of the date of this prospectus, Class B Retail shares have not been offered to the public. The chart does not reflect any sales charge that you may be required to pay upon redemption or exchange of the fund's shares. Any sales charge would reduce your return.

Year-by-year total return as of 12/31 of each year

--------------------------------
Bar chart
1993     54.50
1994     -8.44
1995     11.01
1996     12.13
1997     -0.71
1998     19.12
--------------------------------

During the period shown in the bar chart, the highest quarterly return was 18.73% (for the quarter ended December 31, 1998) and the lowest quarterly return was -13.86% (for the quarter ended September 30, 1998).

The table shows how average annual returns for the fund's Class A Retail shares for one year, five years, and the life of fund compare to those of the MSCI Europe Australia Far East ("EAFE") Index and the MSCI EAFE + Emerging Markets ("EAFE+EMG").

Average annual total return as of 12/31/98

                                                       Since
                        1 Year         5 Year        inception
Class A (start 1/7/92)/1/  19.12%          6.15%         10.21%
MSCI EAFE+EMG Index       14.95%          7.50%          8.27%
MSCI EAFE Index            20.33%          9.50%          9.16%

The MSCI EAFE Index is an unmanaged index that represents the general performance of international equity markets, without consideration of emerging markets. The MSCI EAFE+EMG is an unmanaged index that represents the general performance of international equity markets including emerging markets. The fund has selected the MSCI EAFE+EMG Index as its comparison as the index's investment objectives, including emerging markets, are more similar to the fund's objectives. You cannot invest directly in the index.

As of the date of this prospectus, Class B Retail shares of the fund have not been offered to the public. Therefore, no information on average annual return is available for the table above.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees

(fees paid directly from your investment)

                                                Class B
Maximum sales charge (load) imposed on
purchases (as a percentage of offering
price)                                                 None
Maximum deferred sales charge (load) (as a
percentage of offering price)                          4.00%
Maximum sales charge (load) imposed on
reinvested dividends (as a percentage of
offering price)                                        None
Redemption fee (as a percentage of amount
redeemed)                                              None
Exchange fee (as a percentage of amount exchanged)     None
Maximum account fee                                    None

Annual fund operating expenses

(expenses that are deducted from fund assets)

                                                   Class B
Management fees                                     1.00%
Distribution and service (12b-1) fees               1.00%
Other expenses                                      1.95%
                                                  ------
Total annual fund operating expenses/2/             3.95%
Fee waiver                                         (0.95)%
                                                  ------
Net operating expenses/2/                           3.00%
                                                   ======

Example

This example is intended to help you compare the cost of investing in the fund with the costs of investing in other mutual funds.

The example assumes that:

*  You invest $10,000 in the fund for the time periods indicated;

*  Your investment has a 5% return each year;

*  The fund's operating expenses remain the same; and

*  You redeem your shares at the end of each of the periods indicated.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Years             1          3           5          10/3/
Class B        $703     $1,227      $1,777      $3,095

You would pay the following expenses on the same investment assuming no redemption:

Years             1          3           5          10/3/
Class B        $303       $927      $1,577      $3,095

______________

/1/ These returns are for Class A Retail shares which are not offered in this prospectus. As of December 31, 1998, Class B Retail shares had not been sold to the public. Because Class A and Class B Retail shares have different expense structures, average annual returns for Class B Retail shares may differ from the returns for Class A Retail shares.

/2/ The figures presented in this table are based on the gross expenses incurred by Class A Retail shares of the fund during the year ended December 31, 1998. During that year, the Investment Manager paid or reimbursed the fund for certain operating expenses. The actual total operating expenses paid by the fund with respect to Class A Retail shares for 1998 were 2.45% of average daily net assets. For the 1999 fiscal year, the Investment Manager has agreed to pay and reimburse certain operating expenses to limit total annual operating expenses to 3.00% of average daily net assets for Class B Retail shares.

/3/ Ten year figures assume conversion of Class B Retail shares to Class A
    Retail shares at the beginning of the eight year following the date of purchase.

Global Income Fund

Fundamental Investment Goal

The fund seeks high current income, consistent with preservation of capital, by investing primarily in debt securities. Its secondary goal is capital appreciation.

Principal Investment Strategies

Normally, the fund invests at least 65% of its total assets in debt securities of issuers located in at least three different countries, which may include the U.S. The fund may not invest more than 40% of its total assets in any one country, other than the U.S.

The Investment Manager applies a "top-down" approach making country allocations and taking yield curve positions based on its view of worldwide economic and interest rate movements. Within those allocations, the choices between Government Bonds and Corporate Bonds, and then industries for Corporate Bonds, are chosen based on relative risk and value, with particular instruments selected to achieve the desired duration for the fund. The desired duration of the fund is determined by the view of the worldwide economic cycle and prospective interest rate movements.

Principal Risks of Investing in the Fund

Since the fund invests primarily in debt securities, the major risks are those of debt investing, including sudden rises in interest rates causing reductions in the value of the fund's debt holdings. They may also include sudden economic disruptions in one or more markets causing issuers to default on debt payments to the fund.

Investments in foreign markets expose the fund's investments to additional risks including the following:

*  Political instability;

*  Significant or rapid changes in currency exchange rates;

*  Foreign exchange restrictions;

* Inaccurate or incomplete financial information resulting from less strict securities market regulations and accounting standards.

These risks are increased to the extent the fund invests in emerging markets. The fund may invest in emerging markets.

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the fund.

Fund Performance

The bar chart and table shown below provide an illustration of the risks of investing in the fund.

The bar chart shows changes in performance of the fund's Class A Retail shares/1/ from year to year over the life of the fund. As of the date of this prospectus, Class B Retail shares had not been offered to the public. The chart does not reflect any sales charge that you may be required to pay upon redemption or exchange of the fund's shares. Any sales charge would reduce your return.

Year-by-year total return as of 12/31 of each year

--------------------------------
Bar chart
1993     17.67
1994     -9.16
1995     14.11
1996      0.34
1997     -0.35
1998      7.65
--------------------------------

During the period shown in the bar chart, the highest quarterly return was 5.95% (for the quarter ended June 30, 1992) and the lowest quarterly return was -5.62% (for the quarter ended March 31, 1994).

The table shows how average annual returns for the fund's Class A Retail shares for one year, five years, and the life of fund compare to those of the Salomon Brothers World Government Bond Index.

Average annual total return as of 12/31/98

                                                                   Since
                                   1 Year          5 Year        inception
Class A (start 1/7/92)/1/           7.65%          6.15%         10.21%
Salomon Brothers World
Government Bond Index              15.30%          7.85%          8.29%

The Index is an unmanaged index that represents the general performance of government bonds in major bond markets. You cannot invest directly in the index.

As of the date of this prospectus, Class B Retail shares of the fund have not been offered to the public. Therefore, no information on average annual return is available for the table above.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees

(fees paid directly from your investment)

                                                       Class B
Maximum sales charge (load) imposed on
purchases (as a percentage of offering
price)                                                 None
Maximum deferred sales charge (load) (as a
percentage of offering price)                          4.00%
Maximum sales charge (load) imposed on
reinvested dividends (as a percentage of
offering price)                                        None
Redemption fee (as a percentage of amount
redeemed)                                              None
Exchange fee (as a percentage of amount exchanged)     None
Maximum account fee                                    None

Annual fund operating expenses

(expenses that are deducted from fund assets)

                                                       Class B
Management fees                                        0.75%
Distribution and service (12b-1) fees                  1.00%
Other expenses                                         2.44%
                                                     ------
Total annual fund operating expenses/2/                4.19%
Fee waiver & expense reimbursement                    (1.19)%
                                                     ------
Net operating expenses/2/                              3.00%
                                                     ======

Example

This example is intended to help you compare the cost of investing in the fund with the costs of investing in other mutual funds.

The example assumes that:

*  You invest $10,000 in the fund for the time periods indicated;

*  Your investment has a 5% return each year;

*  The fund's operating expenses remain the same; and

*  You redeem your shares at the end of each of the periods indicated.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Years             1          3           5         10/3/
Class B        $703     $1,227      $1,777      $3,095

You would pay the following expenses on the same investment assuming no redemptions:

Years             1          3           5         10/3/
Class B        $303       $927      $1,577      $3,095

______________

/1/ These returns are for Class A Retail shares which are not offered in this prospectus. As of December 31, 1998, Class B Retail shares had not been sold to the public. Because Class A and Class B Retail shares have different expense structures, average annual returns for Class B Retail shares may differ from the returns for Class A Retail shares.

/2/ The figures presented in this table are based on the gross expenses incurred by Class A Retail shares of the fund during the year ended December 31, 1998. During that year, the Investment Manager paid or reimbursed the fund for certain operating expenses. The actual total operating expenses paid by the fund with respect to Class A Retail shares for 1998 were 1.75% of average daily net assets. The Class B Retail shares had not been sold to the public as of December 31, 1998. For the 1999 fiscal year, the Investment Manager has agreed to pay and reimburse certain operating expenses to limit total annual operating expenses to 3.00% of average daily net assets for Class B Retail shares.

/3/ Ten year figures assume conversion of Class B Retail shares to Class A Retail shares at the beginning of the eight year following the date of purchase.

Other Information about the Funds' Investments

The following provide additional information about the funds' investments.

Equity Securities. Each fund may invest in equity securities (for the Global Income Fund, up to 20% of its total assets). Equity securities include common stocks, preferred stocks, depository receipts, rights, and warrants.

Debt Securities. Each fund may invest in debt securities. Debt securities include supranational, government or sovereign, or non-convertible corporate bonds, notes, debentures, certificates of deposit, commercial paper, bankers' acceptances, and fix-time deposits.

Interest Rate and Credit Risk. The value of fixed-income securities generally fluctuates inversely with interest rate movements. Thus, anything that affects interest rates generally will affect the price of fund shares.

Global Income Fund shall invest at least 75% of its total assets invested in debt securities that are investment grade at time of purchase. Investment grade means long-term debt securities that are rated at least in the Baa category by Moody's or at least in the BBB category by Standard & Poor's and short-term debt securities that are rated at least in the Prime-2 category by Moody's or at least in the A-2 category by Standard & Poor's. Unrated debt securities determined by the Investment Manager to be of comparable quality also are considered to be investment grade securities.

Global Income Fund may invest up to 25% of its total assets in debt securities rated below investment grade. These securities may be similar to high yield, high risk "junk bonds," which generally have a greater potential than higher quality securities for default or price change due to changes in the issuer's credit-worthiness, economic downturns or interest rate increases. The issuers of such debt securities may be unable or unwilling to repay principal or interest when due, and a fund may incur additional expenses if it is required to seek recovery following a default in payment of principal or interest. In addition, remedies for defaults on debt securities issued by emerging market governments generally must be pursued in the courts of the defaulting government, and adequate legal recourse may be significantly diminished.

Sovereign Debt Obligations. Funds which invest in sovereign debt obligations may have difficulty disposing of and valuing them because there may be a limited trading market for them. Adverse publicity and changing investor perceptions may affect the value of these securities and the funds' ability to dispose of them. Because there may be no liquid secondary market for many of these securities, the funds anticipate that the securities could only be sold to a limited number of dealers or institutional investors.

Other types of Investments. Each fund may invest up to 35% of its total assets in other types of equity securities, in debt securities convertible into equity securities, and in non-convertible securities.

Global Income Fund may invest up to 35% of its total assets in debt obligations convertible into equity securities and equity securities.

Restricted and Illiquid Securities. Any securities that are thinly traded or whose resale is restricted can be difficult to sell at a desired time and price. In addition, some foreign securities may have restrictions on transfers within the U.S. or to U.S. persons. Owning a larger percentage of restricted or illiquid securities could hamper a fund's ability to meet redemptions.

Hedging Strategies.   Each fund may, but is not required to, use hedging
strategies to try to reduce the level of risk normally associated with its investments. The types of transactions the funds may use include foreign currency contracts, writing of covered put and call options, purchase of put and call options on currencies and equity and debt securities, stock index futures and options, interest rate or currency futures and options, and securities futures and options.

Diversification. Global Income Fund is not a "diversified company" as defined in the Investment Company Act of 1940. As a result, this fund may invest in a smaller number of issuers than diversified mutual funds, which exposes Global Income Fund to a greater risk of loss from its investments in any one company.


Portfolio Turnover. The frequency of portfolio transactions varies from year to year depending on market conditions. A high annual turnover rate increases transaction costs, which could reduce a fund's performance. It also may lead to the realization and distribution of higher capital gains to you, which could increase your tax liability. The Investment Manager generally does not engage in short-term trading.

Year 2000. The funds and their investments may, but do not anticipate to, be adversely affected if the computer systems of the Investment Manager, the funds' other service providers, or of other key participants in the international financial community do not properly process and calculate date-related information from and after January 1, 2000. However, there can be no assurances that the steps taken by the Investment Manager, the funds, or their service providers will be sufficient to avoid material problems.

European Monetary Union and The Euro. On January 1, 1999, the European Monetary Union introduced a new single currency, the euro, which over the next three years will replace the national currencies of the participating member nations. This creates risks to the funds, especially Global Income Fund, which is more likely to invest in securities denominated in those affected currencies. The Investment Manager has taken steps to avoid problems for the funds. However, there can be no assurances that the steps taken by the Investment Manager, the funds, or their service providers will be sufficient to avoid material problems.


Temporary Defensive Strategies. Each fund may depart from its principal investment strategies to respond to adverse changes in market and economic conditions. By taking a defensive position, a fund may not achieve its principal investment objective.

The complete details of the funds' investment restrictions and other investment policies are described in the Statement of Additional Information.

Management of the Funds

AIB Govett, Inc. ("AIB Govett" or "Investment Manager"), 250 Montgomery Street, Suite 1200, San Francisco, CA 94104, is the investment adviser for the funds and provides the funds with day-to-day management services and makes, or supervises any subadviser who makes, investment decisions on the funds' behalf in accordance with each fund's investment policies. AIB Govett is a wholly-owned subsidiary of AIB Asset Management Holdings Limited ("AIBAMH") which is a majority-owned subsidiary of Allied Irish Banks, plc ("AIB"). AIB is the largest bank in the Republic of Ireland, with assets of approximately $60 billion as of December 31, 1998. AIBAMH had approximately $15.1 billion in assets under management as of December 31, 1998. AIB Govett serves as investment subadviser to two other U.S. mutual fund portfolios.

AIB Govett Asset Management Limited ("AIB Govett London"), Shackleton House, 4 Battle Bridge Lane, London, England SE1 2HR serves as subadviser to all funds.
A money manager since the 1920s, it has developed special expertise in investing in emerging markets and smaller companies worldwide. AIB Govett London had, as of December 31, 1998, approximately $4.5 billion under management, primarily in non-U.S. funds.

John Murray and Eileen Fitzpatrick, Joint Chief Investment Officers and Directors of AIB Govett, are Managing Director of Investments of AIB Govett London and Chief Investment Officer of AIB Investment Managers Limited ("AIBIM"), respectively. AIBIM is also a wholly-owned subsidiary of AIBAMH based in Dublin.

Mr. Murray graduated with a BA in finance and business studies from the University of the South Bank. Prior to joining AIB Govett London as a Director in 1994, he was a Director at Henderson Administration from 1990, most recently responsible for managing pension funds in excess of (Pounds)400m. He also served as a fund manager at Crown Financial Management and as Head of Research at Provident Life.

Ms. Fitzpatrick holds a Ph.D. in Science from University College, Dublin. After two years with a Dublin-based fund management organization, she jointed AIBIM in 1998. She became Head of International Equities and Associate Director in 1993. Ms. Fitzpatrick moved to NCB Stockbrokers and then, in 1995, to Goodbody Stockbrokers (an affiliate of AIB), where she was Head of International Equities Sales Division. In 1996, she rejoined AIBIM as Deputy Investment Director and was appointed Investment Director in January 1997.

Portfolio Management. AIB Govett and AIB Govett London are part of a broad network of offices worldwide, with principal offices located in London, Dublin, San Francisco, and Singapore. These offices are supported by a global network of investment/research offices in Baltimore, Budapest, Rio de Janeiro, Poznan, and Taipei. Each fund is managed by a portfolio management team under the supervision of the Managing Director of Investments of AIB Govett London. Each team's investment process is based on interaction among regional specialist desks. The Global Investment Policy Committee, consisting of the Chief Investment Officers of the principal offices, sets overall investment policies and strategy for AIB Govett group and coordinates implementation in accordance with each fund's investment objectives, policies, and regulatory requirements. With this structure, the firm seeks consistent implementation of process and continuity of investment management staff for each fund.

Investment Advisory Fees. The funds pay AIB Govett a monthly fee based on the average net assets of the funds, as determined at the close of each business day during the month, at an annual rate of 1% of average daily net assets of each fund (0.75% for Global Income Fund), for providing investment management and administrative services to the funds. In accordance with the Subadvisory Agreement, AIB Govett pays AIB Govett London from the fees it receives from the funds. The funds are not responsible for the payment of the subadvisory fee to AIB Govett London.

Pricing of Fund Shares

When share price is determined. Each fund calculates its net asset value per share ("NAV") at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time) each day the New York Stock Exchange is open. Each fund calculates the NAV of each class by dividing the total value of the assets (securities plus cash and other assets, including interest and dividends accrued but not yet received), attributable to the class, less total liabilities attributable to the class, by the total number of shares of the class outstanding.

How share price is determined. All securities traded on an exchange are valued at the last sale quotation on the exchange prior to the time of valuation. Securities for which market quotations are readily available are stated at market value. Short-term investments maturing in 60 days or less are valued using amortized cost. All other securities and assets are valued at fair value when market prices are unavailable or when the Board of Directors determines that market prices are inaccurate.

Foreign securities may trade on days or at times other than those days and times when the New York Stock Exchange is open. Thus, the value of portfolio securities may change on days when shareholders will be unable to purchase or redeem fund shares. The prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at 1:00 p.m. Eastern Time at the exchange rates in effect at that time, or at such other rates as the Investment Manager may determine to be appropriate. As a result, currency fluctuations in relation to the U.S. dollar may affect a fund's NAV even though there has been no change in the market value of portfolio holdings.

Distribution Arrangements

Distribution Plan. Rule 12b-1 was adopted by the SEC under the 1940 Act, and it permits a mutual fund to pay expenses associated with distributing its shares ("distribution expenses"). Each fund has adopted a Distribution Plan referred to in this prospectus as the "Class B Plan".

Under the Class B Plan, each fund pays an ongoing distribution fee to the Distributor at an annual rate of 0.75% of each fund's aggregate average daily net assets attributable to its Class B Retail shares and an ongoing service fee at annual rate of 0.25% of each fund's aggregate average daily net assets attributable to its Class B Retail shares.

ABOUT YOUR ACCOUNT

The following table summarizes key information on the Class B Retail shares of all funds:

                                          Class B
Sales Charges                            4.00% CDSC
12b-1 fee                                1.00% +
Redemption / Exchange Fee                None
Minimum Investment
Initial
 Regular accounts                        $ 5,000*
 IRA accounts                            $ 2,000*
Subsequent
 Regular accounts                        $ 1,000*
 IRA accounts                            $ 1,000*
Automatic Investment Plan                Yes
Automatic Exchange Plan                  Yes
Systematic Withdrawal Plan               Yes

* For existing shareholders of record as of December
  31, 1997, the applicable minimums are $500, $500, $25 and $25, respectively, for identically registered accounts.

+ Fee charged for first 7 years for all funds.
  Class B shares convert to Class A shares at the beginning of the 8th calendar year after purchase.

Eligible Investors. Class B Retail shares are available for purchase by any interested parties who meet the investment minimums.

How to Buy Shares

Shares of each of the funds are offered continuously at NAV determined for each fund as of the close of the regular trading session of the New York Stock Exchange (currently 4:00 p.m. Eastern Time). An unspecified purchase order will be considered an order for Class A Retail shares. At present, the Class B Retail shares are not available to the general public.

                              Initial      Subsequent
                             Purchase       Purchases
Class B Retail Shares
Second Stage Shareholders (you opened a new account as
of January 1, 1998)
 Regular Account                  $5,000         $1,000
 IRA                              $2,000         $1,000
 Automatic Investment             $5,000         $  100
  (invest on the 10th,
  15th, or 20th of each
  month)
First Stage Shareholders (you opened an account prior
to January 1, 1998)
 Regular Account                  $  500         $   25
 IRA                              $  500         $   25
 Automatic Investment             $  100         $   25
  (invest on the 10th,
  15th, or 20th of each
  month)

Class B Retail shares convert to Class A Retail shares at the beginning of the eighth calendar year after purchase on the basis of NAV at the time of conversion, without sales load, fee, or other charges upon conversion. Any shares that you have acquired through reinvestment of dividends and distributions will also convert in equal proportion. The Class B conversion feature is subject to the continuing availability of an opinion of counsel and a private letter ruling from the Internal Revenue Service. If either the opinion or private letter ruling is not longer available, the funds may suspend Class B conversions and the higher distribution charges would apply for an indefinite period.

You may purchase shares directly from the funds' distributor or through your broker, investment adviser, or other financial intermediary.

Purchases Directly from the Funds. You may open an account with the funds' distributor directly through the transfer agent by sending the following items to the address shown in the Quick Reference Guide:

*  a completed, signed application; and

* a check, payable to "Govett Funds" in the amount of the purchase price. Third party checks will not be accepted in payment for Fund shares.

Shares may also be purchased by bank wire, provided that within seven (7) days of the initial investment, the transfer agent receives a signed account application showing the investor's taxpayer identification number. Bank wire purchases are effected at the next computed NAV after the transfer agent has been notified that the wire has been credited to a fund. The investor is responsible for providing prior telephone notice to the transfer agent that a wire is being sent. The transfer agent will provide an account number which should be referenced on the wire instructions.

Purchases Through Authorized Dealers. You may purchase shares through brokers, investment advisers and other financial intermediaries ("authorized dealer") which have selling group agreements with the funds' distributor or they may buy directly from the distributor. Authorized dealers may charge a fee for completing the transaction. Your completed application should be sent to the transfer agent at the address shown in the Quick Reference Guide at end of this prospectus. Wiring instructions are also set out in the Quick Reference Guide.

Generally, orders received by an authorized dealer before 4:00 p.m. Eastern time will be executed at the NAV calculated that day, if the authorized dealer transmits the order to the transfer agent by 5:00 p.m. Eastern Time that same day. Authorized dealers are responsible for timely transmission of orders to the transfer agent. The sales agreements between the distributor and the authorized dealers provide that all orders are subject to acceptance by the funds, which retain the right to reject any order. The transfer agent may make arrangements for later processing times with authorized dealers, where these arrangements comply with applicable law and fund operating requirements.

IRA Accounts. For an IRA application or assistance with any questions about your IRA, please call 800-821-0803.

The funds reserve the right to refuse to accept any purchase order and to suspend the offering of shares for a period of time. Prospective investors and shareholders may call 800-821-0803 for additional information about the funds or their accounts.

Subsequent Investments. Investors should use the investment stub located at the bottom of the Shareholder Statement Form or, if one is not available, a check made payable to the specific fund should be sent to the transfer agent at the address indicated in the Quick Reference Guide. Even if your account was established through an authorized dealer, you may make subsequent purchases
directly through the transfer agent.   Any check for additional shares sent
directly to the transfer agent should reference your account number to receive proper credit.

Sales Charges. Your investment in Class B Retail Shares of any fund is subject to a contingent deferred sales charge ("CDSC") on redemptions of Class B Retail shares made within 6 years of purchase.

The CDSC is charged as a percentage of the dollar amount subject to the charge, and is based on an amount equal to the current market value or the cost of the Class B Retail shares being redeemed, whichever is less. Thus, no CDSC is imposed on increases in net asset value above the initial purchase price. No CDSC is charged on shares purchased through reinvestment of dividends or capital gains distributions on Class B Retail shares, or on certain redemptions under a Systematic Withdrawal Plan, as described below. The calculation is determined in the manner that results in the lowest possible rate being charged. For purposes of determining the number of years from the time of any payment for the purchase of the shares, all payments during a month are aggregated and deemed to have been made on the last day of that month.

The schedule of CDSCs for Class B Retail shares is as follows:

                                         CDSC as a Percentage of $
Year Since Purchase                       Amount Subject to Charge
------------------------                 -------------------------
First                                                 4%
Second                                                4%
Third                                                 3%
Fourth                                                3%
Fifth                                                 2%
Sixth                                                 1%
Seventh & Eighth                                      0%


Waiver of CDSCs. CDSCs on Class B Retail shares are waived under the following circumstances:

* Death or disability of the shareholder as defined in the Internal Revenue Code of 1986;

* Minimum required distributions from certain IRA or retirement plan distributions;

* According to the Reinstatement Privilege, which may be exercised only once for each fund investment;

* Redemptions made in accordance to the funds' systematic withdrawal plan, but limited to 12% of the initial value of the account annually for Class B Retail shares.

Reinstatement Privilege. A Class B shareholder who redeems Class B Retail shares of a fund may reinstate any portion or all of the net proceeds of such redemption in Class A Retail shares of any other fund. Class B redemption proceeds cannot be reinstated in Class B Retail shares.

Any reinstatement will be made at NAV next calculated after the reinstatement request is received, and the request must be received within 120 days of the initial redemption. The redemption is a taxable event. It is your or your broker's responsibility to notify the Transfer agent of your intent to exercise the reinstatement privilege. Reinstatements at NAV are also offered to participants and eligible retirement plans held or administered by Semper Trust Company for repayment of principal and interest on their borrowings on such plans. The funds may modify or terminate the reinstatement privilege at any time upon notice to shareholders.

How to Make Exchanges

Generally, you may exchange shares of one class of any fund for shares of the same class of any other fund, based upon their respective NAVs, provided that the account holder remains the same, subject to any applicable exchange fee. Certain authorized dealers may be charged a fee for handling exchanges. If investors do not surrender all of their shares in an exchange, the remaining balance in the account after the exchange must be at least $500, or the fund may automatically redeem the account in full. The funds may suspend, terminate or amend the terms of the exchange privilege upon 60-days' written notice to shareholders.


Money Market Fund. Shares of the Zurich Kemper Cash Account Trust Money Market Portfolio (the "Money Market Fund") may be exchanged for shares of any fund subject to any applicable exchange fee. The Money Market Fund is not a series of the Govett Funds, but it is available as an exchange vehicle for shareholders. Shares of one fund class exchanged into the Money Market Fund may not be exchanged upon redemption of shares of the Money Market Fund for shares of another class, and the account registration and type of account must remain the same (that is, retirement or nonretirement account). Thus, Class B Retail shares of a Govett Fund exchanged into the Money Market Fund will be exchanged out for Class B Retail shares of the designated Govett Fund registered identically for the same type of account. Check writing privileges are not available for fund investors who hold shares of the Money Market Fund. The exchange privilege pertaining to the Money Market Fund does not constitute an offering or recommendation of the shares of that fund by Govett Funds or AIB Govett. Investors should obtain and read the current prospectus for any fund into which they want to invest and carefully consider that fund's investment objectives.

Class B Retail Shares do not "age" with respect to the CDSC while invested in the Money Market Fund. Investors interested in making an exchange for shares of the Money Market Fund should write or call their authorized dealer or the Distributor to request the current Money Market Fund prospectus.

Exchanges by Telephone. If you have not waived the privilege, you may make exchanges by telephone with Transfer agent at 800-821-0803.

Exchanges by Mail. You should mail your exchange orders to your authorized dealer or the Transfer agent at the address listed in the Quick Reference Guide.


Automatic Exchange Plan. If you are invested in Class B Retail shares, you may exchange fund shares through the Automatic Exchange Plan. Both accounts must be of the same type and class. To participate in this plan, you should complete the appropriate portion of the Class B Retail Shares Account Application and contact the transfer agent for more information. The exchange fee is waived for participants in the Automatic Exchange Plan.

Frequent Exchanges. A fund may refuse to accept purchase and/or exchange orders from an investor who has engaged in an abusive pattern of frequent exchanges or purchases and sales in fund shares. A pattern of more than one purchase/sale transaction during any 30-day period with respect to any particular fund may be deemed abusive.

How to Redeem Shares

Redemptions Direct from Funds. You may redeem all or a portion of your shares on any business day. Your shares will be redeemed at the NAV next computed after the Transfer agent receives your redemption request which has been completed in accordance with the account, less any redemption fees. However, redemption requests received after 4:00 p.m. Eastern Time will be processed on the next business day that the New York Stock Exchange is open for regular trading.

Redemptions Through Authorized Dealers. If your account is with an authorized dealer, you may submit redemption requests to the dealer. Generally, the Transfer agent accepts redemption requests by telephone on any business day from 9:00 a.m. to 5:00 p.m. Eastern Time, from authorized dealers, which have a dealer agreement with the Distributor, or from other qualified brokers, provided that the dealer has received the request prior to 4:00 p.m. Eastern Time. From time to time, on a case-by-case basis, the Transfer agent may make arrangements for later processing times with authorized dealers, so long as such arrangements comply with applicable law and Fund operational requirements. However, even after receipt of a repurchase order from a dealer, the funds still require a signed letter from the shareholder containing redemption instructions and all other documents required for direct redemption requests, as stated above. The shareholder's dealer may charge a fee for handling the order.

If the shares are held in the dealer's "street name," the redemption must be made through the dealer.


Generally, your redemption request will be processed promptly once all information is received by the Transfer agent, and you will normally receive your proceeds within a week.

For redemptions via bank wire, a $9.00 processing fee will be deducted from the proceeds of redemptions from Class B Retail shares wired from the funds.

The funds may withhold redeeming a shareholder's account until they are reasonably satisfied that checks used to pay for investments in one or more funds have been collected. When the New York Stock Exchange is closed or trading is restricted for any reason other than its customary weekend or holiday closings or under any emergency circumstances as determined by the SEC to merit such action, redemptions may be suspended or payment dates postponed. Under limited circumstances described in the Statement of Additional Information, redemptions may also be paid in securities or other assets of the redeeming fund.

Each fund may automatically redeem the shares of any shareholder who does not maintain at least $500 in the account. Automatic redemption will not occur if the account's value falls below $500 due to fluctuations in the value of the fund's portfolio holdings. The proceeds from such a redemption will be mailed to the shareholder's address of record. You will receive at least 30 days' prior written notice that your account will be closed unless an additional investment is made to bring the account to the minimum.

Redemption requests may be transmitted to the Transfer agent by telephone or by mail. The address and telephone number are set out in the Quick Reference Guide. Additional documentation may be required from corporations, executors, administrators, trustees, guardians and other fiduciaries. Please contact the Transfer agent for further information.

A original signature guarantee from all eligible including most banks, trust companies, and securities dealers (but not notary publics) is required for some redemptions to help protect against fraud. These circumstances include the following:

*  amounts of $50,000 or more by written request.

*  payment to someone other than the registered account owner.

*  request to send proceeds to a different address or payee.

* payment to your address of record and that address has changed with the preceding 30 days.

Please call the transfer agent to ensure that your signature guarantee will be processed correctly.

Systematic Withdrawal Plan. A Systematic Withdrawal Plan ("SWP") is available to Class B Retail shareholders whose accounts meet the minimum requirements. Under the SWP, the Transfer agent will make specified monthly, quarterly, semiannual or annual payments to a designated party of any amount selected with a specified minimum.

                                 Minimum        Minimum
                                 Account        Payment
Class B Retail Shares
Second Stage Shareholders (you opened a new account as
of January 1, 1998)
 Systematic Withdrawal           $50,000           $100
  (completed on the 25th
  of each month)
First Stage Shareholders (you opened an account prior
to January 1, 1998)
 Systematic Withdrawal           $ 5,000           $ 25
  (completed on the 25th
  of each month)

Changes to your SWP must be received by the Transfer agent at least two weeks prior to the next scheduled withdrawal. The funds reserve the right to change the terms and conditions of the SWP and the ability to offer it. For further information about the SWP, call the Transfer agent at 800-821-0803.

Telephone Transactions

You may complete exchange, redemption and certain types of account maintenance transactions by telephone unless you waive the Telephone Privilege on the Account Application. The Telephone

Privilege authorizes the funds, the transfer agent, and the distributor to act on instructions by telephone to exchange, redeem and generally to maintain the account for which the Telephone Privilege applies provided that

*  the proceeds are payable to the shareholder(s) of record

* they are to be sent to the address of record for the account or wired directly to your predesignated bank account and

*  your address of record has not changed in the previous 30 days.

You may give instructions to the transfer agent by calling 800-821-0803.

The funds reserve the right to terminate, limit or otherwise modify the Telephone Privilege at any time without prior notice. Shareholders who have retirement or employer-sponsored accounts with the funds may not redeem by telephone.

In an effort to confirm that telephone requests are genuine, reasonable procedures are employed, which currently include recording all telephone instructions and mailing a confirming account statement to the record address. If reasonable procedures are followed, neither the funds, the Distributor, nor the Transfer agent will be liable for following telephone instructions it reasonably believes to be genuine.

You should be aware that you may have difficulties making telephone transactions during unusual market conditions.

Dividends, Capital Gains, and Taxes

Dividend and Capital Gains. All of the funds will distribute at least annually substantially all of their net investment income and net realized capital gains. Distributions from net investment income, if any, are expected to be small. Such distributions may include all or a portion of the fund's net realized shortterm gains. At least annually, distributions of any net realized or remaining gains will be declared.

Each fund may make additional dividend or capital gain distributions as required to comply with certain distribution requirements under the Code.

Dividends and Capital Gains Payment Options. You may choose one of four options:


* Reinvest all income dividends and capital gains distributions in additional fund shares.

* Receive income dividends in cash and accept capital gains distributions in additional fund shares

* Receive capital gains distributions in cash and accept income dividends in additional fund shares.

*  Receive income dividends and capital gains distributions in cash.

Unless you designate otherwise in your account application, all income dividends and capital gains distributions for which reinvestment has been elected will be reinvested in shares of the fund that paid the dividend or distribution.

You can change your distribution option by notifying the Transfer agent in writing prior to the distribution record date. If you do not select an option, all dividends and distributions will be automatically reinvested. Automatic reinvestments in additional shares are made without a sales charge on pay date at the NAV determined on ex-date.

Directed Dividends. You may elect on the Account Application to have your dividends from one fund paid to a third party or invested in shares of the same class of another series of the funds, provided you have an existing account of the same type in the other fund.

United States Federal Taxation of Shareholders. For federal income tax purposes, any income dividends and short-term capital gains distributions which you receive from a fund are treated as ordinary income whether you receive them in cash or in additional shares. Long-term capital gains distributions are treated as long-term capital gains regardless of how long you have owned the shares of a fund and regardless of whether you receive the distributions in cash or in additional shares.

Redemptions and exchanges of fund shares are taxable events on which you may realize a gain or loss. All or a portion of a loss realized upon a redemption of shares will be disallowed to the extent other shares of a fund are purchased (through reinvestment of dividends or otherwise) within 30 days before or after such redemption.

Each fund will inform you of the source of dividends and distributions paid by the fund at the time they are paid, and will promptly after the close of each calendar year advise you of the tax status for federal income tax purposes of such dividends and distributions on Form 1099-DIV. Income received by the funds may give rise to withholding and other taxes imposed by foreign countries.

Each fund will also be required to withhold 31% of any such payments made to individuals and other nonexempt shareholders who have not provided a correct taxpayer identification number and made certain required certifications that appear in the Account Application provided with this Prospectus. You may also be subject to backup withholding if the IRS or a securities dealer notifies the funds that the your taxpayer identification number is incorrect or that you are subject to backup withholding for previous underreporting of interest or dividend income.

This discussion has been prepared by the funds' management and does not purport to be a complete description of all tax implications of investing in the funds. Because everyone's tax situation is unique, you should always consult your tax professional regarding federal, state, and local tax consequences.

Financial Highlights

The following tables describe the funds' performance for the periods indicated. These financial highlights are intended to help you understand the funds' financial performance. Some of this information reflects the results for a single fund share. The total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose unqualified report, along with the funds' financial statements, are included in the Annual Report.

Emerging Markets Equity Fund--Class A

(Emerging Markets Equity Fund--Class B had not commenced operations as of 12/31/98)


                                                  Year Ended       Year Ended       Year Ended       Year Ended       Year Ended
                                                    12/31/98         12/31/97         12/31/96         12/31/95         12/31/94
Net asset value, beginning of period               $   12.24        $   13.66        $   12.24        $   13.29        $   17.70
------------------------------------------------------------------------------------------------------------------------------------

Income from investment operations:

Net investment income (loss)                            0.02+           (0.11)+          (0.13)+          (0.06)+          (0.11)+
Net realized and unrealized gain (loss) on
   Investments                                         (4.15)           (1.31)            1.61            (0.98)           (1.93)
------------------------------------------------------------------------------------------------------------------------------------
             Total from investment operations          (4.13)           (1.42)            1.48            (1.04)           (2.04)
------------------------------------------------------------------------------------------------------------------------------------

Less distributions to shareholders:

From net investment income                             (0.15)             ---              ---              ---              ---
In excess of net investment income                       ---              ---            (0.06)             ---              ---
From net realized gain                                   ---              ---              ---            (0.01)           (2.33)
In excess of net realized capital gain                   ---              ---              ---              ---            (0.04)
---------------------------------------------------------------------------------------------------------------------------------
             Total distributions                       (0.15)             ---            (0.06)           (0.01)           (2.37)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $    7.96        $   12.24        $   13.66        $   12.24        $   13.29
====================================================================================================================================

Total Return**                                        (34.18)%         (10.40)%          12.08%           (7.84)%         (12.65)%
------------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data:
Net assets, end of period (000's)                  $  14,734        $  32,899        $  56,814        $  75,887        $  76,812
------------------------------------------------------------------------------------------------------------------------------------
Net expenses to average daily net assets
   (Note A)                                             2.50%            2.50%            2.38%            2.50%            2.50%
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) to average daily
   net assets                                           0.03%           (0.54)%          (0.62)%          (0.49)%          (0.77)%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  121%             120%             122%             115%             140%
------------------------------------------------------------------------------------------------------------------------------------


Note A: For the years presented, AIB Govett, investment manager (or its predecessors or affiliates thereof), waived a portion of its management fee and reimbursed a portion of other operating expenses of the funds. Without the waiver and reimbursement of expenses, the expense ratios as a percentage of average net assets for the periods indicated would have been:

             Expenses                                   4.09%            2.91%            2.62%            2.78%            2.65%

(a) As of January 1, 1998, AIB Govett became investment manager to all funds, and AIB Govett London (former investment manager) became Subadviser to all funds.

** Total return calculations exclude front-end sales load. As of September 1, 1998, purchases of Class A Retail shares are no longer subject to a front-end sales load. Total return would have been lower if the Investment Manager had not voluntarily waived a portion of its management fees and assumed a portion of the fund's expenses.

+ Per share net investment income (loss) does not reflect the current period's reclassification of permanent differences between book and tax basis net investment income (loss). See Note 1 of the relevant Financial Statements.

Smaller Companies Fund--Class A

(Smaller Companies Fund--Class B had not commenced operations as of 12/31/98)



                                                    Year Ended       Year Ended       Year Ended       Year Ended       Year Ended
                                                      12/31/98         12/31/97         12/31/96         12/31/95         12/31/94
Net asset value, beginning of period                 $   19.09        $   21.83        $   29.96        $   19.06        $   15.85
------------------------------------------------------------------------------------------------------------------------------------

Income from investment operations:

Net investment income (loss)                             (0.35)+          (0.43)+          (0.44)+          (0.30)+          (0.10)+
Net realized and unrealized gain (loss) on
   investments                                           (1.89)           (2.31)           (2.84)           13.32             4.47
------------------------------------------------------------------------------------------------------------------------------------
             Total from investment operations            (2.24)           (2.74)           (3.28)           13.02             4.37
------------------------------------------------------------------------------------------------------------------------------------

Less distributions to shareholders:

From net investment income                                 ---              ---              ---              ---              ---
In excess of net investment income                         ---              ---              ---              ---              ---
From net realized gain                                     ---              ---            (4.85)           (2.12)           (1.16)
In excess of net realized capital gain                     ---              ---              ---              ---              ---
------------------------------------------------------------------------------------------------------------------------------------
             Total distributions                           ---              ---            (4.85)           (2.12)           (1.16)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $   16.85        $   19.09        $   21.83        $   29.96        $   19.06
====================================================================================================================================

Total Return**                                          (11.73)%         (12.55)%         (10.62)%          69.13%           28.68%
------------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data:
Net assets, end of period (000's)                    $  60,952        $ 127,925        $ 259,735        $ 517,990        $  76,873
------------------------------------------------------------------------------------------------------------------------------------
Net expenses to average daily net assets (Note A)         1.95%            1.95%            1.81%            1.95%            1.95%
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) to average daily net
   assets                                                (1.51)%          (1.64)%          (1.40)%          (1.64)%          (1.13)%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    104%              77%             406%             280%             519%
------------------------------------------------------------------------------------------------------------------------------------


Note A: For the years presented, AIB Govett, investment manager (or its predecessors or affiliates thereof), waived a portion of its management fee and reimbursed a portion of other operating expenses of the funds. Without the waiver and reimbursement of expenses, the expense ratios as a percentage of average net assets for the periods indicated would have been:

               Expenses                                   2.91%            2.59%            2.08%            2.12%            2.40%

(a) As of January 1, 1998, AIB Govett became investment manager to all funds, and AIB Govett London (former investment manager) became Subadviser to all funds.

(b) Prior to January 9, 1997, Berkeley Capital Management acted as investment subadviser to this fund.

** Total return calculations exclude front-end sales load. As of September 1, 1998, purchases of Class A Retail shares are no longer subject to a front-end sales load. Total return would have been lower if the Investment Manager had not voluntarily waived a portion of its management fees and assumed a portion of the fund's expenses.

+ Per share net investment income (loss) does not reflect the current period's reclassification of permanent differences between book and tax basis net investment income (loss). See Note 1 of the relevant Financial Statements.

International Equity Fund--Class A

(International Equity Fund--Class B had not commenced operations as of 12/31/98)



                                                    Year Ended       Year Ended       Year Ended       Year Ended       Year Ended
                                                      12/31/98         12/31/97         12/31/96         12/31/95         12/31/94
Net asset value, beginning of period                 $   10.90        $   11.19        $   11.27        $   10.16        $   13.23
------------------------------------------------------------------------------------------------------------------------------------

Income from investment operations:

Net investment income (loss)                             (0.08)+          (0.24)+          (0.11)+          (0.08)+          (0.12)+
Net realized and unrealized gain (loss) on
   investments                                            2.15             0.18             1.45             1.20            (0.94)
------------------------------------------------------------------------------------------------------------------------------------
             Total from investment operations             2.07            (0.06)            1.34             1.12            (1.06)
------------------------------------------------------------------------------------------------------------------------------------

Less distributions to shareholders:

From net investment income                                 ---              ---            (0.11)             ---              ---
In excess of net investment income                         ---              ---            (0.09)             ---              ---
From net realized gain                                   (1.80)           (0.23)           (1.22)           (0.01)           (2.01)
In excess of net realized capital gain                     ---              ---              ---              ---              ---
------------------------------------------------------------------------------------------------------------------------------------
             Total distributions                         (1.80)           (0.23)           (1.42)           (0.01)           (2.01)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $   11.17        $   10.90        $   11.19        $   11.27        $   10.16
====================================================================================================================================

Total Return**                                           19.12%           (0.71)%          12.13%           11.01%           (8.44)%
------------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data:
Net assets, end of period (000's)                    $  12,223        $  13,952        $  25,822        $  28,546        $  32,296
------------------------------------------------------------------------------------------------------------------------------------
Net expenses to average daily net assets (Note A)         2.45%            2.50%            2.39%            2.50%            2.50%
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) to average daily net
   assets                                                (0.62)%          (1.01)%          (1.06)%          (0.64)%          (0.98)%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    109%              51%              84%             101%             155%
------------------------------------------------------------------------------------------------------------------------------------


Note A: For the years presented, AIB Govett, investment manager (or its predecessors or affiliates thereof), waived a portion of its management fee and reimbursed a portion of other operating expenses of the funds. Without the waiver and reimbursement of expenses, the expense ratios as a percentage of average net assets for the periods indicated would have been:

               Expenses                                   3.30%            3.12%            3.09%            2.75%            2.74%

(a) As of January 1, 1998, AIB Govett became investment manager to all funds, and AIB Govett London (former investment manager) became Subadviser to all funds.

** Total return calculations exclude front-end sales load. As of September 1, 1998, purchases of Class A Retail shares are no longer subject to a front-end sales load. Total return would have been lower if the Investment Manager had not voluntarily waived a portion of its management fees and assumed a portion of the fund's expenses.

+ Per share net investment income (loss) does not reflect the current period's reclassification of permanent differences between book and tax basis net investment income (loss). See Note 1 of the relevant Financial Statements.

Global Income Fund--Class A

(Global Income Fund--Class B had not commenced operations as of 12/31/98)

                                                    Year Ended      Year Ended       Year Ended      Year Ended      Year Ended
                                                      12/31/98        12/31/97         12/31/96        12/31/95        12/31/94
Net asset value, beginning of period                 $    7.82       $    8.32        $    8.97       $    8.48       $   10.16
-----------------------------------------------------------------------------------------------------------------------------------

Income from investment operations:

Net investment income (loss)                              0.32+           0.26+            0.57+           0.63+           0.76+
Net realized and unrealized gain (loss) on
   investments                                            0.27           (0.30)           (0.54)           0.53           (1.67)
-----------------------------------------------------------------------------------------------------------------------------------
             Total from investment operations             0.59           (0.04)            0.03            1.16           (0.91)
-----------------------------------------------------------------------------------------------------------------------------------

Less distributions to shareholders:

From net investment income                               (0.06)          (0.12)           (0.66)          (0.63)          (0.24)
In excess of net investment income                         ---             ---            (0.02)          (0.04)            ---
From net realized gain                                     ---             ---              ---             ---             ---
In excess of net realized capital gain                     ---             ---              ---             ---             ---
Tax return of capital                                    (0.28)          (0.34)             ---             ---           (0.53)
-----------------------------------------------------------------------------------------------------------------------------------
             Total distributions                         (0.34)          (0.46)           (0.68)          (0.67)          (0.77)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $    8.07       $    7.82        $    8.32       $    8.97       $    8.48
-----------------------------------------------------------------------------------------------------------------------------------

Total Return**                                            7.65%          (0.35)%           0.34%          14.11%          (9.16)%
-----------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data:
Net assets, end of period (000's)                    $   7,068       $  10,277        $  20,354       $  41,181       $  51,691
-----------------------------------------------------------------------------------------------------------------------------------
Net expenses to average daily net assets (Note A)         1.75%           1.75%            1.64%           1.75%           1.75%
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) to average daily net
   assets                                                 4.37%           4.23%            7.17%           7.45%           8.30%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     23%             76%             236%            249%            701%
-----------------------------------------------------------------------------------------------------------------------------------

Note A: For the years presented, AIB Govett, investment manager (or its predecessors or affiliates thereof), waived a portion of its management fee and reimbursed a portion of other operating expenses of the funds. Without the waiver and reimbursement of expenses, the expense ratios as a percentage of average net assets for the periods indicated would have been:

               Expenses                                   3.54%           2.82%            2.38%           1.93%           1.95%

(a) As of January 1, 1998, AIB Govett became investment manager to all funds, and AIB Govett London (former investment manager) became Subadviser to all funds.

** Total return calculations exclude front-end sales load. As of September 1, 1998, purchases of Class A Retail shares are no longer subject to a front-end sales load. Total return would have been lower if the Investment Manager had not voluntarily waived a portion of its management fees and assumed a portion of the fund's expenses.

+ Per share net investment income (loss) does not reflect the current period's reclassification of permanent differences between book and tax basis net investment income (loss). See Note 1 of the relevant Financial Statements.

A Quick Reference Guide

You are encouraged to place purchase, exchange and redemption orders through your securities dealers. You may place orders directly to the Govett Funds. Mail transactions sent by overnight private mail service should always be sent to the address shown in "Transactions by Mail." Failure to follow this instruction is likely to result in a delay in effecting your transaction.

Adviser Services. Financial advisers may call 800-634-6838 to reach the Adviser Service Desk.

Transactions By Mail. For new accounts, send the completed Account Application with a check to:

                            via U.S. Postal Service
                                 Govett Funds
                                P.O. Box 61503
                        King of Prussia, PA 19406-0903

                        via overnight delivery service
                                 Govett Funds
                              3200 Horizon Drive
                        King of Prussia, PA 19406-0903

For subsequent investments, send a letter stating the Fund's name, the name(s) of the shareholder(s) in whose name(s) the account is registered, and the account number, together with a check for each subsequent investment, to:

                            via U.S. Postal Service
                                 Govett Funds
                                P.O. Box 412797
                          Kansas City, MO 64141-2797

                        via overnight delivery service
                                 Govett Funds
                              3200 Horizon Drive
                        King of Prussia, PA 19406-0903

Investments By Bank Wire. When opening a new account, you should call 800-821-0803. Within seven days of purchase, you must send a completed Account Application containing your taxpayer identification number to the Govett Funds at the address stated under "Investments by Mail." Wire instructions must state the fund's name, the name(s) of the shareholder(s) in whose name(s) the account is registered, and the account number. Bank wires should be sent through the Federal Reserve Wire System to:

                         United Missouri Bank KC, N.A.
                                ABA #10-10-00695
                     For First Data Investor Services Group
                            Bank Account #9870370719
                           FBO Govett _________ Fund
                      Shareholder Name and Account Number

Exchanges By Mail. Send complete instructions, including the name of the funds which shares are to be exchanged in and out of, the amount of the exchange, the name(s) of the shareholder(s) in whose name(s) the account is registered, and the account number, to:

                            via U.S. Postal Service
                                 Govett Funds
                                P.O. Box 61503
                        King of Prussia, PA 19406-0903

                        via overnight delivery service
                                 Govett Funds
                              3200 Horizon Drive
                        King of Prussia, PA 19406-0903


Telephone Transactions. If you have not waived the Telephone Privilege on the Account Application, you may call the Govett Funds at 800-821-0803 to effect exchanges and redemptions.

                                            Class B
Sales Charges                                None
12b-1 fee                                    1.00%
Redemption / Exchange Fee                    None
Minimum Investment
Initial
 Regular accounts                            $5,000*
 IRA accounts                                $2,000*
Subsequent
 Regular accounts                            $1,000*
 IRA accounts                                $1,000*
Automatic Investment Plan                    Yes
Automatic Exchange Plan                      Yes
Systematic Withdrawal Plan                   Yes

* For existing shareholders of record as of December 31, 1997, the applicable minimums are $500, $500, $25 and $25, respectively, for identically registered accounts.

For more information about the funds, the following documents are available free upon request:

Annual/Semi-annual Reports: Additional information about the funds' investments is available in the funds' annual and semi-annual reports to shareholders. In the funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the funds and is incorporated into this prospectus by reference.

You can get free copies of the reports and SAI, request other information, and discuss questions about the funds by contacting your broker or bank or the funds at:

Govett Funds
3200 Horizon Drive
P.O. Box 61503
King of Prussia, PA  19406-0903
800-821-0803




You can also review and copy information about the funds, including the reports and SAI, at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Also, you can get text only copies:

For a fee, by writing or calling the Public Reference Room of the SEC, Washington, D.C., 205049-6009
800-SEC-0330.

For free from the SEC's Internet web site at http://www.sec.gov.


Govett Funds


Govett Emerging Markets Equity Fund

Govett Smaller Companies Fund

Govett International Smaller Companies Fund

Govett International Equity Fund

Govett Global Income Fund



Directors
Patrick K. Cunneen, Chairman
Elliot L. Atamian
Sir Victor Garland
James M. Oates
Frank R. Terzolo

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Anyone who tells you differently is committing a crime.


                                                GOVETT FUNDS LOGO APPEARS HERE




Class A Retail Shares
Class B Retail Shares
Institutional Class Shares


                                                                      PROSPECTUS
                                                                     May 1, 1999



Govett Europe Fund


Govett China Fund

Full page logo

CONTENTS


ABOUT THE FUNDS
-------------------------------------------
                                               A fund-by-fund look at goals,
                                               strategies, risks and expenses.
Europe Fund                              4

China Fund                               6

OTHER INFORMATION ABOUT
THE FUNDS' INVESTMENTS                   8

MANAGEMENT OF THE FUNDS                  9

PRICING OF FUND SHARES                   9

DISTRIBUTION ARRANGEMENTS               10

ABOUT YOUR ACCOUNT
-------------------------------------------
How to Buy Shares                       11     Policies and instructions for
                                               opening, maintaining and closing
How to Make Exchanges                   13     an account in any fund.

How to Redeem Shares                    14

Telephone Transactions                  16

Dividends, Capital Gains & Taxes        16


FINANCIAL HIGHLIGHTS                    17

A QUICK REFERENCE GUIDE                 18

FOR MORE INFORMATION            back cover


ABOUT THE FUNDS

Europe Fund

Fundamental Investment Goal

The fund seeks long-term capital appreciation by investing primarily in equity securities of growth-oriented issuers located in Europe.

Principal Investment Strategies

Normally, the fund invests at least 65% of its total assets in common stocks and other equity securities of issuers located in at least in Europe. For this fund, Europe includes all of Western, Central, and Eastern Europe as well as countries, like Turkey, that border an European country and the Investment Manager considers to be part of Europe. The fund may invest in issuers of any size, and the fund's portfolio must include issuers from at least three different countries.

The Investment Manager applies a blend of "top-down" and "bottom-up" decision making in selecting fund investments. It first looks at trends in the global economy and attempts to identify countries and industry sectors that offer high growth potential. Then it uses extensive research and analysis to select stocks in those countries and sectors with attractive valuations and good growth potential.

Principal Risks of Investing in the Fund

Since the fund invests primarily in common stocks, the major risks are those of stock investing, including periods of little or no growth and sudden declines in value.

Investments in foreign markets expose the fund's investments to additional risks including the following:

 .  Political instability;

 .  Significant or rapid changes in currency exchange rates;

 .  Foreign exchange restrictions;

 . Inaccurate or incomplete financial information resulting from less strict securities market regulations and accounting standards.

These risks are increased to the extent the fund invests in emerging markets. The fund may invest in emerging markets, such as Eastern Europe.

Securities of smaller companies tend to experience more price volatility than securities of larger companies. Generally, smaller companies have more limited product lines and markets than larger companies. On the other hand, larger companies generally do not offer the potential for capital appreciation as do well-managed smaller companies.

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the fund.

Fund Performance

The fund has not been offered to the public for one full calendar year. Therefore, no bar chart or performance table is currently available to provide an illustration of the risks of investing in the fund.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees
(fees paid directly from your investment)

------------------------------------------------------------
                                         Class A
                                       & Class I    Class B
------------------------------------------------------------
Maximum sales charge (load)
 imposed on purchases (as a
 percentage of offering price)          None         None
Maximum deferred sales charge
 (load) (as a percentage of
 offering price)                        None         4.00%
Maximum sales charge (load)
 imposed on reinvested dividends
 (as a percentage of offering
 price)                                 None         None
Redemption fee (as a percentage
 of amount redeemed)                    1.00%        None
Exchange fee (as a percentage of
 amount exchanged)                      1.00%        None
Maximum account fee                     None         None

Annual fund operating expenses
(expenses that are deducted from fund assets)

------------------------------------------------------------------
                               Class A       Class B       Class I
------------------------------------------------------------------
 Management fees                1.00%         1.00%         1.00%
 Distribution and service
  (12b-1) fees                  0.35%         1.00%         0.00%
 Other expenses                 5.84%         5.84%         5.84%
                              ------        ------        ------
 Total annual fund
  operating expenses/1/         7.19%         7.84%         6.84%
 Fee waiver & expense
  reimbursement                (4.84)%       (4.84)%       (4.84)%
                              ------        ------        ------
 Net operating
  expenses/1/                   2.35%         3.00%         2.00%
                              ------        ------        ------


Example

This example is intended to help you compare the cost of investing in the fund with the costs of investing in other mutual funds.

The example assumes that:

 .  You invest $10,000 in the fund for the time periods indicated;

 .  Your investment has a 5% return each year;

 .  The fund's operating expenses remain the same; and

 .  You redeem your shares at the end of each of the periods indicated.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

------------------------------
Years             1          3
------------------------------
Class A        $238     $  733
Class B        $703     $1,227
Class I        $203     $  627



You would pay the following expenses on the same investment assuming no redemption:

------------------------------
Years             1          3
------------------------------
Class A        $238       $733
Class B        $303       $927
Class I        $203       $627


------------------------------
/1/ The figures presented in this table reflect budgets developed by the Investment Manager to project the costs of new funds. This fund was not available to the public as of December 31, 1998. For fiscal year 1999, the Investment Manager has agreed to pay and reimburse certain operating expenses of the fund to limit total annual operating expenses to 2.35%, 3.00%, and 2.00% of average daily net assets for Class A Retail shares, Class B Retail shares, and Institutional Class shares, respectively.

China Fund

Fundamental Investment Goal

The fund seeks long-term capital appreciation by investing primarily in equity securities of companies which have considerable exposure to China.

Principal Investment Strategies

Normally, the fund invests at least 65% of total assets in common stocks and other equity securities of issuers (a) organized under the laws of China, including Hong Kong; (b) whose shares are traded on exchanges located in China or Hong Kong; (c) which receive approximately 50% of their gross sales or gross profits from China, Hong Kong, or both; or (d) which have approximately 50% of their assets in China, Hong Kong, or both. The fund may invest in issuers of any size.

The Investment Manager applies a blend of "top-down" and "bottom-up" decision making in selecting fund investments. Bottom-up, it focuses on market position, money generation, profit margins, business strategy, and management to pick stocks. Top-down, rigorous industry reviews focuses the selection of stocks in areas offering high growth potential.

Principal Risks of Investing in the Fund

Since the fund invests primarily in common stocks, the major risks are those of stock investing, including periods of little or no growth and sudden declines in value.

Investments in foreign markets expose the fund's investments to additional risks including the following:

 .  Political instability;

 .  Significant or rapid changes in currency exchange rates;

 .  Foreign exchange restrictions;

 . Inaccurate or incomplete financial information resulting from less strict securities market regulations and accounting standards.

These risks are increased to the extent the fund invests in emerging markets. The fund invests primarily in emerging markets, in particular China and surrounding countries. China's government typically plays a significant role in the country's economy, including dictating the terms of foreign investment. The Chinese government also limits the convertibility of its currency with the currencies of other countries, including the U.S. dollar. Further restrictions in China's foreign investment and currency laws could cause significant losses to the fund. The Chinese securities markets have tended to be volatile. In addition, the markets are not well developed, and many securities traded on those markets could be illiquid if trading was significantly disrupted.

Securities of smaller companies tend to experience more price volatility than securities of larger companies. Generally, smaller companies have more limited product lines and markets than larger companies. On the other hand, larger companies generally do not offer the potential for capital appreciation as do well-managed smaller companies.

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the fund.

Fund Performance

The fund has not been offered to the public for one full calendar year. Therefore, no bar chart or performance table is currently available to provide an illustration of the risks of investing in the fund.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees
(fees paid directly from your investment)

-----------------------------------------------------------
                                         Class A
                                       & Class I    Class B
-----------------------------------------------------------
 Maximum sales charge (load)
  imposed on purchases (as a
  percentage of offering price)         None         None
 Maximum deferred sales charge
  (load) (as a percentage of
  offering price)                       None         4.00%
 Maximum sales charge (load)
  imposed on reinvested dividends
  (as a percentage of offering
  price)                                None         None
 Redemption fee (as a percentage
  of amount redeemed)                   1.00%        None
 Exchange fee (as a percentage
  of amount exchanged)                  1.00%        None
 Maximum account fee                    None         None

Annual fund operating expenses
(expenses that are deducted from fund assets)

-----------------------------------------------------------------
                           Class A       Class B       Class I
-----------------------------------------------------------------
 Management fees                1.00%         1.00%         1.00%
 Distribution and service
  (12b-1) fees                  0.35%         1.00%         0.00%
 Other expenses                 5.84%         5.84%         5.84%
                              ------        ------        ------
 Total annual fund
  operating expenses/1/         7.19%         7.84%         6.84%
 Fee waiver & expense
  reimbursement                (4.84)%       (4.84)%       (4.84)%
                              ------        ------        ------
 Net operating
  expenses/1/                   2.35%         3.00%         2.00%
                              ------        ------        ------


Example

This example is intended to help you compare the cost of investing in the fund with the costs of investing in other mutual funds.

The example assumes that:

 .  You invest $10,000 in the fund for the time periods indicated;

 .  Your investment has a 5% return each year;

 .  The fund's operating expenses remain the same; and

 .  You redeem your shares at the end of each of the periods indicated.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

------------------------------
Years             1          3
------------------------------
Class A        $238     $  733
Class B        $703     $1,227
Class I        $203     $  627


You would pay the following expenses on the same investment assuming no redemption:

------------------------------
Years             1          3
------------------------------
Class A        $238       $733
Class B        $303       $927
Class I        $203       $627



------------------------------
/1/ The figures presented in this table reflect budgets developed by the Investment Manager to project the costs of new funds. This fund was not available to the public as of December 31, 1998. For fiscal year 1999, the Investment Manager has agreed to pay and reimburse certain operating expenses of the fund to limit total annual operating expenses to 2.35%, 3.00%, and 2.00% of average daily net assets for Class A Retail shares, Class B Retail shares, and Institutional Class shares, respectively.

Other Information about the Funds' Investments

The following provide additional information about the funds' investments.

Equity Securities. Each fund may invest in equity securities (for the Global Income Fund, up to 20% of its total assets). Equity securities include common stocks, preferred stocks, depository receipts, rights, and warrants.

Debt Securities. Each fund may invest in debt securities. Debt securities include supranational, government or sovereign, or non-convertible corporate bonds, notes, debentures, certificates of deposit, commercial paper, bankers' acceptances, and fix-time deposits.

Interest Rate and Credit Risk. The value of fixed-income securities generally fluctuates inversely with interest rate movements. Thus, anything that affects interest rates generally will affect the price of fund shares.

The funds may invest in debt securities rated below investment grade. These securities may be similar to high yield, high risk "junk bonds," which generally have a greater potential than higher quality securities for default or price change due to changes in the issuer's credit-worthiness, economic downturns or interest rate increases. The issuers of such debt securities may be unable or unwilling to repay principal or interest when due, and a fund may incur additional expenses if it is required to seek recovery following a default in payment of principal or interest. In addition, remedies for defaults on debt securities issued by emerging market governments generally must be pursued in the courts of the defaulting government, and adequate legal recourse may be significantly diminished.

Sovereign Debt Obligations. Funds which invest in sovereign debt obligations may have difficulty disposing of and valuing them because there may be a limited trading market for them. Adverse publicity and changing investor perceptions may affect the value of these securities and the funds' ability to dispose of them. Because there may be no liquid secondary market for many of these securities, the funds anticipate that the securities could only be sold to a limited number of dealers or institutional investors.

Other types of Investments. Each fund may invest up to 35% of its total assets in other types of equity securities, in debt securities convertible into equity securities, and in non-convertible securities.

Restricted and Illiquid Securities. Any securities that are thinly traded or whose resale is restricted can be difficult to sell at a desired time and price. In addition, some foreign securities may have restrictions on transfers within the U.S. or to U.S. persons. Owning a larger percentage of restricted or illiquid securities could hamper a fund's ability to meet redemptions.

Hedging Strategies.   Each fund may, but is not required to, use hedging
strategies to try to reduce the level of risk normally associated with its investments. The types of transactions the funds may use include foreign currency contracts, writing of covered put and call options, purchase of put and call options on currencies and equity and debt securities, stock index futures and options, interest rate or currency futures and options, and securities futures and options.

Portfolio Turnover. The frequency of portfolio transactions varies from year to year depending on market conditions. A high annual turnover rate increases transaction costs, which could reduce a fund's performance. It also may lead to the realization and distribution of higher capital gains to you, which could increase your tax liability. The Investment Manager generally does not engage in short-term trading.

Year 2000. The funds and their investments may, but do not anticipate to, be adversely affected if the computer systems of the Investment Manager, the funds' other service providers, or of other key participants in the international financial community do not properly process and calculate date-related information from and after January 1, 2000. However, there can be no assurances that the steps taken by the Investment Manager, the funds, or their service providers will be sufficient to avoid material problems.

European Monetary Union and The Euro. On January 1, 1999, the European Monetary Union introduced a new single currency, the euro, which over the next three years will replace the national currencies of the participating member nations. This creates risks to the funds, especially Global Income Fund, which is more likely to invest in securities denominated in those affected currencies. The Investment Manager has taken steps to avoid problems for the funds. However, there can be no assurances that the steps taken by the Investment

Manager, the funds, or their service providers will be sufficient to avoid material problems.

Temporary Defensive Strategies. Each fund may depart from its principal investment strategies to respond to adverse changes in market and economic conditions. By taking a defensive position, a fund may not achieve its principal investment objective.

The complete details of the funds' investment restrictions and other investment policies are described in the Statement of Additional Information.

Management of the Funds

AIB Govett, Inc. ("AIB Govett" or "Investment Manager"), 250 Montgomery Street, Suite 1200, San Francisco, CA 94104, is the investment adviser for the funds and provides the funds with day-to-day management services and makes, or supervises any subadviser who makes, investment decisions on the funds' behalf in accordance with each fund's investment policies. AIB Govett is a wholly-owned subsidiary of AIB Asset Management Holdings Limited ("AIBAMH") which is a majority-owned subsidiary of Allied Irish Banks, plc ("AIB"). AIB is the largest bank in the Republic of Ireland, with assets of approximately $60 billion as of December 31, 1998. AIBAMH had approximately $15.1 billion in assets under management as of December 31, 1998. AIB Govett serves as investment subadviser to two other U.S. mutual fund portfolios.

AIB Govett Asset Management Limited ("AIB Govett London"), Shackleton House, 4 Battle Bridge Lane, London, England SE1 2HR serves as subadviser to all funds.
A money manager since the 1920s, it has developed special expertise in investing in emerging markets and smaller companies worldwide. AIB Govett London had, as of December 31, 1998, approximately $4.5 billion under management, primarily in non-U.S. funds.

John Murray and Eileen Fitzpatrick, Joint Chief Investment Officers and Directors of AIB Govett, are Managing Director of Investments of AIB Govett London and Chief Investment Officer of AIB Investment Managers Limited ("AIBIM"), respectively. AIBIM is also a wholly-owned subsidiary of AIBAMH based in Dublin. Mr. Murray graduated with a BA in finance and business studies from the University of the South Bank. Prior to joining AIB Govett London as a Director in 1994, he was a Director at Henderson Administration from 1990, most recently responsible for managing pension funds in excess of (Pounds)400m. He also served as a fund manager at Crown Financial Management and as Head of Research at Provident Life.

Ms. Fitzpatrick holds a Ph.D. in Science from University College, Dublin. After two years with a Dublin-based fund management organization, she jointed AIBIM in 1998. She became Head of International Equities and Associate Director in 1993. Ms. Fitzpatrick moved to NCB Stockbrokers and then, in 1995, to Goodbody Stockbrokers (an affiliate of AIB), where she was Head of International Equities Sales Division. In 1996, she rejoined AIBIM as Deputy Investment Director and was appointed Investment Director in January 1997.

Portfolio Management. AIB Govett and AIB Govett London are part of a broad network of offices worldwide, with principal offices located in London, Dublin, San Francisco, and Singapore. These offices are supported by a global network of investment/research offices in Baltimore, Budapest, Rio de Janeiro, Poznan, and Taipei. Each fund is managed by a portfolio management team under the supervision of the Managing Director of Investments of AIB Govett London. Each team's investment process is based on interaction among regional specialist desks. The Global Investment Policy Committee, consisting of the Chief Investment Officers of the principal offices, sets overall investment policies and strategy for AIB Govett group and coordinates implementation in accordance with each fund's investment objectives, policies, and regulatory requirements. With this structure, the firm seeks consistent implementation of process and continuity of investment management staff for each fund.

Investment Advisory Fees. The funds pay AIB Govett a monthly fee based on the average net assets of the funds, as determined at the close of each business day during the month, at an annual rate of 1% of average daily net assets of each, for providing investment management and administrative services to the funds.
In accordance with the Subadvisory Agreement, AIB Govett pays AIB Govett London from the fees it receives from the funds. The funds are not responsible for the payment of the subadvisory fee to AIB Govett London.

Pricing of Fund Shares

When share price is determined. Each fund calculates its net asset value per share ("NAV") at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time) each day the New York Stock Exchange is open. Each fund calculates the NAV of each class by dividing the total value of the assets (securities plus cash and other assets, including interest and dividends accrued but not yet received), attributable to the class, less total liabilities attributable to the class, by the total number of shares of the class outstanding.

How share price is determined. All securities traded on an exchange are valued at the last sale quotation on the exchange prior to the time of valuation. Securities for which market quotations are readily available are stated at market value. Short-term investments maturing in 60 days or less are valued using amortized cost. All other securities and assets are valued at fair value when market prices are unavailable or when the Board of Directors determines that market prices are inaccurate.

Foreign securities may trade on days or at times other than those days and times when the New York Stock Exchange is open. Thus, the value of portfolio securities may change on days when shareholders will be unable to purchase or redeem fund shares. The prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at 1:00 p.m. Eastern Time at the exchange rates in effect at that time, or at such other rates as the Investment Manager may determine to be appropriate. As a result, currency fluctuations in relation to the U.S. dollar may affect a fund's NAV even though there has been no change in the market value of portfolio holdings.

Distribution Arrangements

Distribution Plan. Rule 12b-1 was adopted by the SEC under the 1940 Act, and it permits a mutual fund to pay expenses associated with distributing its shares ("distribution expenses"). Each fund has adopted a Distribution Plan referred to in this prospectus as the "Class A Plan" and the "Class B Plan".

Under the Class A Plan, each fund pays an ongoing distribution fee to the Distributor at an annual rate of 0.35% of each fund's aggregate average daily net assets attributable to its Class A Retail shares. There is no service fee paid under the Class A Plan.

Under the Class B Plan, each fund pays an ongoing distribution fee to the Distributor at an annual rate of 0.75% of each fund's aggregate average daily net assets attributable to its Class B Retail shares and an ongoing service fee at annual rate of 0.25% of each fund's aggregate average daily net assets attributable to its Class B Retail shares.

ABOUT YOUR ACCOUNT


The following table summarizes key information on the Class A Retail, Class B Retail, and Institutional Class shares of all funds:

----------------------------------------------------------------
                     Class A       Class B         Class I
----------------------------------------------------------------
Sales Charges        None          4% CDSC         None
12b-1 fee            0.35%         1.00%+          None
Redemption /         1% within 6   None            1% within 6
 Exchange Fee        months of                     months of
                     purchase                      purchase
Service Fee          None          None            None
Minimum Investment
Initial
 Regular accounts    $5,000*       $5,000*         $25,000
 IRA accounts        $2,000*       $2,000*         $25,000
Subsequent
 Regular accounts    $1,000*       $1,000*         Any amount
 IRA accounts        $1,000*       $1,000*         Any amount
Automatic
 Investment Plan     yes           yes             no
Automatic Exchange
 Plan                yes           yes             no
Systematic
 Withdrawal Plan     yes           yes             no

* For existing shareholders of record as of December 31, 1997, the applicable minimums are $500, $500, $25 and $25, respectively, for identically registered accounts.
+ Fee charged for first 7 years for all funds. Class B shares convert to Class A shares at the beginning of the 8th calendar year after purchase.

Eligible Investors

Class A and Class B. The Class A Retail and Class B Retail shares are available for purchase by any interested parties who meets the investment minimums.

Institutional Class. Shares of the Institutional Class are available for purchase only by:

(a) retirement, profit-sharing, 401(k), and other tax-exempt employee benefit plans, including rollover individual retirement plans from such plans;


(b) institutional advisory accounts of AIB Govett or its affiliates, as well as subsidiaries and related employee benefit plans and certain rollover individual retirement accounts from institutional advisory accounts;

(c) registered investment advisers and financial institutions, including banks and trust companies (each an "Adviser") investing on behalf of clients that are institutions or high net-worth individuals having at least $250,000 under management by the Adviser; and

(d) the Board of Directors may also authorize purchases of Institutional Class shares of any series of the funds, with or without minimum investment waived, by shareholders of a mutual fund which was advised by AIB Govett or an affiliate and subsequently merged into a series of the funds.

How to Buy Shares

Shares of each of the funds are offered continuously at NAV determined for each fund as of the close of the regular trading session of the New York Stock Exchange (currently 4:00 p.m. Eastern Time), subject to a short-term redemption or exchange fee. An unspecified purchase order will be considered an order for Class A Retail shares. At present, Class B Retail shares are not available to the general public.

-------------------------------------------------------
                              Initial      Subsequent
Class A & Class B            Purchase       Purchases
-------------------------------------------------------
Second Stage Shareholders (you opened a new account as
 of January 1, 1998)
 Regular Account                 $ 5,000         $1,000
 IRA                             $ 2,000         $1,000
 Automatic Investment            $ 5,000         $  100
  (invest on the 10th,
  15th, or 20th of each
  month)
First Stage Shareholders (you opened an account prior
 to January 1, 1998)
 Regular Account                 $   500         $   25
 IRA                             $   500         $   25
 Automatic Investment            $   100         $   25
  (invest on the 10th,
  15th, or 20th of each
  month)
-------------------------------------------------------
Institutional Class Shares
-------------------------------------------------------
 Regular Account                 $25,000     no minimum


Class B Retail shares convert to Class A Retail shares at the beginning of the eighth calendar year after purchase on the basis of NAV at the time of conversion, without sales load, fee, or other charges upon conversion. Any shares that you have acquired through reinvestment of dividends and distributions will also convert in equal proportion. The Class B conversion feature is subject to the continuing availability of an opinion of counsel and a private letter ruling from the Internal Revenue Service. If either the opinion or private letter ruling is not longer available, the funds may suspend Class B conversions and the higher distribution charges would apply for an indefinite period.

You may purchase shares directly from the funds' distributor or through your broker, investment adviser, or other financial intermediary.

Purchases Directly from The Fund. You may open an account with the funds' distributor directly through the transfer agent by sending the following items to the address shown in the Quick Reference Guide:

 .  a completed, signed application; and

 . a check, payable to "Govett Funds" in the amount of the purchase price. Third party checks will not be accepted in payment for Fund shares.

Shares may also be purchased by bank wire, provided that within seven (7) days of the initial investment, the transfer agent receives a signed account application showing the investor's taxpayer identification number. Bank wire purchases are effected at the next computed NAV after the transfer agent has been notified that the wire has been credited to a fund. The investor is responsible for providing prior telephone notice to the transfer agent that a wire is being sent. The transfer agent will provide an account number which should be referenced on the wire instructions.

Purchases Through Authorized Dealers. You may purchase shares through brokers, investment advisers and other financial intermediaries ("authorized dealer") which have selling group agreements with the funds' distributor or they may buy directly from the distributor. Authorized dealers may charge a fee for completing the transaction. Your completed application should be sent to the transfer agent at the address shown in the Quick Reference Guide at end of this prospectus. Wiring instructions are also set out in the Quick Reference
Guide.

Generally, orders received by an authorized dealer before 4:00 p.m. Eastern time will be executed at the NAV calculated that day, if the authorized dealer transmits the order to the transfer agent by 5:00 p.m. Eastern Time that same day. Authorized dealers are responsible for timely transmission of orders to the transfer agent. The sales agreements between the distributor and the authorized dealers provide that all orders are subject to acceptance by the funds, which retain the right to reject any order. The transfer agent may make arrangements for later processing times with authorized dealers, where these arrangements comply with applicable law and fund operating requirements.

IRA Accounts. For an IRA application or assistance with any questions about your IRA, please call 800-821-0803.

Employee Sponsored Plans. Investment instructions in Institutional Class shares given on behalf of participants in an employee-sponsored retirement plan are made in accordance with directions provided by the employer. Employees considering purchasing Institutional Class shares as part of their retirement program should contact their employer for details.

The funds reserve the right to refuse to accept any purchase order and to suspend the offering of shares for a period of time. Prospective investors and shareholders may call 800-821-0803 for additional information about the funds or their accounts.

Class B Retail Shares - Sales Charges. Your investment in Class B Retail Shares of any fund is subject to a contingent deferred sales charge ("CDSC") on redemptions of Class B Retail shares made within 6 years of purchase.

The CDSC is charged as a percentage of the dollar amount subject to the charge, and is based on an amount equal to the current market value or the cost of the Class B Retail shares being redeemed, whichever is less. Thus, no CDSC is imposed on increases in net asset value above the initial purchase price. No CDSC is charged on shares purchased through reinvestment of dividends or capital gains distributions on Class B Retail shares, or on certain redemptions under a Systematic Withdrawal Plan, as described below. The calculation is determined in the manner that results in the lowest possible rate being charged. For purposes of determining the number of years from the time of any payment for the purchase of the shares, all payments during a month are aggregated and deemed to have been made on the last day of that month.

The schedule of CDSCs for Class B Retail shares is as follows:

                            CDSC as a Percentage of $
Year Since Purchase          Amount Subject to Charge
-------------------         -------------------------
First                                  4%
Second                                 4%
Third                                  3%
Fourth                                 3%
Fifth                                  2%
Sixth                                  1%
Seventh & Eighth                       0%


Waiver of CDSCs. CDSCs on Class B Retail shares are waived under the following circumstances:

 .  Death or disability of the shareholder as defined in the Internal Revenue
   Code of 1986;

 . Minimum required distributions from certain IRA or retirement plan distributions;

 . According to the Reinstatement Privilege, which may be exercised only once for each fund investment;

 . Redemptions made in accordance to the funds' systematic withdrawal plan, but limited to 12% of the initial value of the account annually for Class B Retail shares.

Reinstatement Privilege. A Class B shareholder who redeems Class B Retail shares of a fund may reinstate any portion or all of the net proceeds of such redemption in Class A Retail shares of any other fund. Class B redemption proceeds cannot be reinstated in Class B Retail shares.

Any reinstatement will be made at NAV next calculated after the reinstatement request is received, and the request must be received within 120 days of the initial redemption. The redemption is a taxable event. It is your or your broker's responsibility to notify the Transfer agent of your intent to exercise the reinstatement privilege. Reinstatements at NAV are also offered to participants and eligible retirement plans held or administered by Semper Trust Company for repayment of principal and interest on their borrowings on such plans. The funds may modify or terminate the reinstatement privilege at any time upon notice to shareholders.

Subsequent Investments. Investors should use the investment stub located at the bottom of the Shareholder Statement Form or, if one is not available, a check made payable to the specific fund should be sent to the transfer agent at the address indicated in the Quick Reference Guide. Even if your account was established through an authorized dealer, you may make subsequent purchases
directly through the transfer agent.   Any check for additional shares sent
directly to the transfer agent should reference your account number to receive proper credit.

How to Make Exchanges

Generally, you may exchange shares of one class of any fund for shares of the same class of any other fund, based upon their respective NAVs, provided that the account holder remains the same, subject to any applicable exchange fee. Certain authorized dealers may be charged a fee for handling exchanges. If investors do not surrender all of their shares in an exchange, the remaining balance in the account after the exchange must be at least $500, or the fund may automatically redeem the account in full. The funds may suspend, terminate or amend the terms of the exchange privilege upon 60-days' written notice to shareholders.

Exchanges requests made on behalf of participants in an employer-sponsored retirement plan are made in accordance with directors provided by the employer. Employees should therefore contact their employer for details.

Exchange Fee. As of January 1, 1999, exchanges made within six months of purchase of Class A Retail and Institutional Class shares are subject to a 1% fee on the value of shares exchanged out of a fund. All shares purchased prior to this date are not subject to the 1% Exchange Fee. The shares held the longest would be considered to exchanged first. The Investment Manager may waive this fee under certain arrangements.

Money Market Fund. Shares of the Zurich Kemper Cash Account Trust Money Market Portfolio (the "Money Market Fund") may be exchanged for shares of any fund subject to any applicable exchange fee. The Money Market Fund is not a series of the Govett Funds, but it is available as an exchange vehicle for shareholders. Shares of one fund class exchanged into the Money Market Fund may not be exchanged upon redemption of shares of the Money Market Fund for shares of another class, and the account registration and type of account must remain the same (that is, retirement or nonretirement account). Thus, Class A Retail shares of a Govett Fund exchanged into the Money Market Fund will be exchanged out for Class A Retail shares of the designated Govett Fund registered identically for the same type of account. Check writing privileges are not available for fund investors who hold shares of the Money Market Fund. The exchange privilege pertaining to the Money Market Fund does not constitute an offering or recommendation of the shares of that fund by Govett Funds or AIB Govett. Investors should obtain and read the current prospectus for any fund into which they want to invest and carefully consider that fund's investment objectives.

Class B Retail shares may be exchanged into the Money Market Fund, but these shares do not "age" with respect to the CDSC while invested in the Money Market Fund.

Investors interested in making an exchange for shares of the Money Market Fund should write or call their authorized dealer or the Distributor to request the current Money Market Fund prospectus.

Exchanges by Telephone. If you have not waived the privilege, you may make exchanges by telephone with Transfer agent at 800-821-0803.

Exchanges by Mail. You should mail your exchange orders to your authorized dealer or the Transfer agent at the address listed in the Quick Reference Guide.


Automatic Exchange Plan. If you are invested in Class A Retail or Class B Retail shares, you may exchange fund shares through the Automatic Exchange Plan. Both accounts must be of the same type and class. To participate in this plan, you should complete the appropriate portion of Account Application and contact the Transfer agent for more information. The exchange fee is waived for participants in the Automatic Exchange Plan.

Frequent Exchanges. A fund may refuse to accept purchase and/or exchange orders from an investor who has engaged in an abusive pattern of frequent exchanges or purchases and sales in fund shares. A pattern of more than one purchase/sale transaction during any 30-day period with respect to any particular fund may be deemed abusive.

How to Redeem Shares

Redemptions Direct from Fund. You may redeem all or a portion of your shares on any business day. Your shares will be redeemed at the NAV next computed after the Transfer agent receives your redemption request which has been completed in accordance with the account, less any redemption fees (Class A Retail and Institutional Class shares purchased after September 1, 1998, are subject to a 1% redemption fee if redeemed within six months of purchase). However, redemption requests received after 4:00 p.m. Eastern Time will be processed on the next business day that the New York Stock Exchange is open for regular trading. Any certificates representing funds shares being sold must be returned with your redemption request.

Redemptions Through Authorized Dealers. If your account is with an authorized dealer, you may submit redemption requests to the dealer. Generally, the Transfer agent accepts redemption requests by telephone on any business day from 9:00 a.m. to 5:00 p.m. Eastern Time, from authorized dealers, which have a dealer agreement with the Distributor, or from other qualified brokers, provided that the dealer has received the request prior to 4:00 p.m. Eastern Time. From time to time, on a case-by-case basis, the Transfer agent may make arrangements for later processing times with authorized dealers, so long as such arrangements comply with applicable law and Fund operational requirements. However, even after receipt of a repurchase order from a dealer, the funds still require a signed letter from the shareholder containing redemption instructions and all other documents required for direct redemption requests, as stated above. The shareholder's dealer may charge a fee for handling the order.

If the shares are held in the dealer's "street name," the redemption must be made through the dealer.

Redemptions from Employee Sponsored Plans. Redemption requests made on behalf of participants in an employer-sponsored retirement plan are made in accordance with directions provided by the employer. Employee should contact their employer for details.

Generally, your redemption request will be processed promptly once all information is received by the Transfer Agent, and you will normally receive your proceeds within a week.

For redemptions via bank wire, a $9.00 processing fee will be deducted from the proceeds of redemptions from Class A Retail or Class B Retail shares wired from the funds.

The funds may withhold redeeming a shareholder's account until they are reasonably satisfied that checks used to pay for investments in one or more funds have been collected. When the New York Stock Exchange is closed or trading is restricted for any reason other than its customary weekend or holiday closings or under any emergency circumstances as determined by the SEC to merit such action, redemptions may be suspended or payment dates postponed. Under limited circumstances described in the Statement of Additional Information, redemptions may also be paid in securities or other assets of the redeeming fund.

Each fund may automatically redeem the shares of any shareholder who does not maintain at least $500 in the account. Automatic redemption will not occur if the account's value falls below $500 due to fluctuations in the value of the fund's portfolio holdings. The proceeds from such a redemption will be mailed to the shareholder's address of record. You will receive at least 30 days' prior written notice that your account will be closed unless an additional investment is made to bring the account to the minimum.

Redemption requests may be transmitted to the Transfer agent by telephone or by mail. The address and telephone number are set out in the Quick Reference Guide. Additional documentation may be required from corporations, executors, administrators, trustees, guardians and other fiduciaries. Please contact the Transfer agent for further information.

A original signature guarantee from all eligible including most banks, trust companies, and securities dealers (but not notary publics) is required for some redemptions to help protect against fraud. These circumstances include the following:

 . amounts of $50,000 or more by written request.

 . payment to someone other than the registered account owner.

 . request to send proceeds to a different address or payee.

 . payment to your address of record and that address has changed with the preceding 30 days.

Please call the transfer agent to ensure that your signature guarantee will be processed correctly.


Systematic Withdrawal Plan. A Systematic Withdrawal Plan ("SWP") is available to Class A Retail or Class B Retail shareholders whose accounts meet the minimum requirements. Under the SWP, the Transfer agent will make specified monthly, quarterly, semiannual or annual payments to a designated party of any amount selected with a specified minimum.

Changes to your SWP must be received by the Transfer agent at least two weeks prior to the next scheduled withdrawal. The funds reserve the right to change the terms and conditions of the SWP and the ability to offer it. For further information about the SWP, call the Transfer agent at 800-821-0803.

------------------------------------------------------
                              Minimum        Minimum
Class A & Class B             Account        Payment
------------------------------------------------------
Second Stage Shareholders (you opened a new account as
 of January 1, 1998)
 Systematic Withdrawal           $50,000           $100
  (completed on the 25th
  of each month)
First Stage Shareholders (you opened an account prior
 to January 1, 1998)
 Systematic Withdrawal           $ 5,000           $ 25
  (completed on the 25th
  of each month)
------------------------------------------------------
Institutional Class Shares
------------------------------------------------------
 Systematic Withdrawal     not available


Short-term Redemption Fee. To discourage short-term trading, Class A Retail shares and Institutional Class shares purchased after September 1, 1998 are subject to a 1% redemption fee on the value of shares at redemption when they are redeemed within six months of the purchase of the shares. The fee is paid to the fund.

All shares purchased prior to September 1, 1998 are not subject to the six-month redemption fee and would be considered to be redeemed first for a shareholder. The fee is not imposed on shares acquired through the reinvestment of dividends or capital gains distributions. The fee may not apply to omnibus accounts.


The oldest shares (from which a redemption or exchange has not already been effected) will be assumed to be redeemed first for purposes of calculating the fee.

----------------------------------------------------
Example:
Bought
  500 shares at $10/share 12 months ago
  600 shares at $12/share 4 months ago
Situation 1
Sell today--400 shares at $15/share
  Pay no redemption fee -- all shares from first
  purchase and have been held more than 6 months
Situation 2
Sell today--600 shares at $15/share
  Pay redemption fee of $15 -- 500 shares from first
  purchase held more than 6 months but 100 shares
  from second purchase have not
----------------------------------------------------


Waiver of Short-term Redemption Fee. The redemption fee is waived under the following circumstances:

 . Death or disability of the shareholder (as defined in Section 72(m)(7) of the Internal Revenue Code, as amended (the "Code")).

 . Minimum required distributions from certain IRA or retirement plan distributions.

 . Redemptions made pursuant to a systematic withdrawal plan for Class A Retail shares, but limited to 10% of the initial value of the account annually for Class A.

Telephone Transactions

You may complete exchange, redemption and certain types of account maintenance transactions by telephone unless you waive the Telephone Privilege on the Account Application. The Telephone Privilege authorizes the funds, the transfer agent, and the distributor to act on instructions by telephone to exchange, redeem and generally to maintain the account for which the Telephone Privilege applies provided that

 .  the proceeds are payable to the shareholder(s) of record

 . they are to be sent to the address of record for the account or wired directly to your predesignated bank account and

 .  your address of record has not changed in the previous 30 days.

You may give instructions to the transfer agent by calling 800-821-0803.

The funds reserve the right to terminate, limit or otherwise modify the Telephone Privilege at any time without prior notice. Shareholders who have retirement or employer-sponsored accounts with the funds or hold certificated shares may not redeem by telephone.

In an effort to confirm that telephone requests are genuine, reasonable procedures are employed, which currently include recording all telephone instructions and mailing a confirming account statement to the record address. If reasonable procedures are followed, neither the funds, the Distributor, nor the Transfer agent will be liable for following telephone instructions it reasonably believes to be genuine.

You should be aware that you may have difficulties making telephone transactions during unusual market conditions.

Dividends, Capital Gains, and Taxes

Dividend and Capital Gains. All of the funds except the Global Income Fund will distribute at least annually substantially all of their net investment income and net realized capital gains. Distributions from net investment income, if any, are expected to be small. Such distributions may include all or a portion of the Fund's net realized shortterm gains. At least annually, distributions of any net realized or remaining gains will be declared.

Each fund may make additional dividend or capital gain distributions as required to comply with certain distribution requirements under the Code.

Dividends and Capital Gains Payment Options. You may choose one of four options:


 . Reinvest all income dividends and capital gains distributions in additional fund shares.

 . Receive income dividends in cash and accept capital gains distributions in additional fund shares

 . Receive capital gains distributions in cash and accept income dividends in additional fund shares.

 .  Receive income dividends and capital gains distributions in cash.

Unless you designate otherwise in your account application, all income dividends and capital gains distributions for which reinvestment has been elected will be reinvested in shares of the fund that paid the dividend or distribution.

You can change your distribution option by notifying the Transfer agent in writing prior to the distribution record date. If you do not select an option, all dividends and distributions will be automatically reinvested. Automatic reinvestments in additional shares are made without a sales charge on pay date at the NAV determined on ex-date.

Directed Dividends. You may elect on the Account Application to have your dividends from one fund paid to a third party or invested in shares of the same class of another series of the funds, provided you have an existing account of the same type in the other fund.

United States Federal Taxation of Shareholders. For federal income tax purposes, any income dividends and short-term capital gains distributions which you receive from a fund are treated as ordinary income whether you receive them in cash or in additional shares. Long-term capital gains distributions are treated as long-term capital gains regardless of how long you have owned the shares of a fund and regardless of whether you receive the distributions in cash or in additional shares.

Redemptions and exchanges of fund shares are taxable events on which you may realize a gain or loss. All or a portion of a loss realized upon a redemption of shares will be disallowed to the extent other shares of a fund are purchased (through reinvestment of dividends or otherwise) within 30 days before or after such redemption.

Each fund will inform you of the source of dividends and distributions paid by the fund at the time they are paid, and will promptly after the close of each calendar year advise you of the tax status for federal income tax purposes of such dividends and distributions on Form 1099-DIV. Income received by the funds may give rise to withholding and other taxes imposed by foreign countries.


Each fund will also be required to withhold 31% of any such payments made to individuals and other nonexempt shareholders who have not provided a correct taxpayer identification number and made certain required certifications that appear in the Account Application provided with this Prospectus. You may also be subject to backup withholding if the IRS or a securities dealer notifies the funds that the your taxpayer identification number is incorrect or that you are subject to backup withholding for previous underreporting of interest or dividend income.

This discussion has been prepared by the funds' management and does not purport to be a complete description of all tax implications of investing in the funds. Because everyone's tax situation is unique, you should always consult your tax professional regarding federal, state, and local tax consequences.

Financial Highlights

The funds described in this prospectus have not commenced operations. Therefore, no financial statements have been prepared for these funds. PricewaterhouseCoopers LLP serves as auditor for the Govett Funds.

A Quick Reference Guide

You are encouraged to place purchase, exchange and redemption orders through your securities dealers. You may place orders directly to the Govett Funds. Mail transactions sent by overnight private mail service should always be sent to the address shown in "Transactions by Mail." Failure to follow this instruction is likely to result in a delay in effecting your transaction.

Adviser Services. Financial advisers may call 800-634-6838 to reach the Adviser Service Desk.

Transactions By Mail. For new accounts, send the completed Account Application with a check to:

           via U.S. Postal Service
                 Govett Funds
                P.O. Box 61503
        King of Prussia, PA 19406-0903

        via overnight delivery service
                 Govett Funds
              3200 Horizon Drive
        King of Prussia, PA 19406-0903

For subsequent investments, send a letter stating the Fund's name, the name(s) of the shareholder(s) in whose name(s) the account is registered, and the account number, together with a check for each subsequent investment, to:

           via U.S. Postal Service
                 Govett Funds
               P.O. Box 412797
          Kansas City, MO 64141-2797

        via overnight delivery service
                 Govett Funds
              3200 Horizon Drive
        King of Prussia, PA 19406-0903

Investments By Bank Wire. When opening a new account, you should call 800-821-0803. Within seven days of purchase, you must send a completed Account Application containing your taxpayer identification number to the Govett Funds at the address stated under "Investments by Mail." Wire instructions must state the fund's name, the name(s) of the shareholder(s) in whose name(s) the account is registered, and the account number. Bank wires should be sent through the Federal Reserve Wire System to:

                         United Missouri Bank KC, N.A.
                                ABA #10-10-00695
                     For First Data Investor Services Group
                            Bank Account #9870370719
                           FBO Govett _________ Fund
                      Shareholder Name and Account Number

Exchanges By Mail. Send complete instructions, including the name of the funds which shares are to be exchanged in and out of, the amount of the exchange, the name(s) of the shareholder(s) in whose name(s) the account is registered, and the account number, to:

           via U.S. Postal Service
                 Govett Funds
                P.O. Box 61503
        King of Prussia, PA 19406-0903

        via overnight delivery service
                 Govett Funds
              3200 Horizon Drive
        King of Prussia, PA 19406-0903


Telephone Transactions. If you have not waived the Telephone Privilege on the Account Application, you may call the Govett Funds at 800-821-0803 to effect exchanges and redemptions.

-------------------------------------------------------------------
                        Class A         Class B         Class I
-------------------------------------------------------------------
Sales Charges           None            4% CDSC         None
12b-1 fee               0.35%           1.00%+          None
Redemption / Exchange   1% within 6     None            1% within 6
 Fee                    months of                       months of
                        purchase                        purchase
Service Fee             None            None            None
Minimum Investment
Initial
 Regular accounts       $5,000*         $5,000*         $25,000
 IRA accounts           $2,000*         $2,000*         $25,000
Subsequent
 Regular accounts       $1,000*         $1,000*         Any amount
 IRA accounts           $1,000*         $1,000*         Any amount
Automatic Investment
 Plan                   yes             yes             no
Automatic Exchange
 Plan                   yes             yes             no
Systematic Withdrawal
 Plan                   yes             yes             no

* For existing shareholders of record as of December 31, 1997, the applicable minimums are $500, $500, $25 and $25, respectively, for identically registered accounts.
+ Fee charged for first 7 years for all funds. Class B shares convert to Class A shares at the beginning of the 8th calendar year after purchase.

For more information about the funds, the following documents are available free upon request:

Annual/Semi-annual Reports: Additional information about the funds' investments is available in the funds' annual and semi-annual reports to shareholders. In the funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the funds and is incorporated into this prospectus by reference.

You can get free copies of the reports and SAI, request other information, and discuss questions about the funds by contacting your broker or bank or the funds at:

Govett Funds
3200 Horizon Drive
P.O. Box 61503
King of Prussia, PA  19406-0903
800-821-0803




You can also review and copy information about the funds, including the reports and SAI, at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Also, you can get text only copies:

For a fee, by writing or calling the Public Reference Room of the SEC, Washington, D.C., 205049-6009
800-SEC-0330.

For free from the SEC's Internet web site at http://www.sec.gov.

Govett Funds


Govett Europe Fund

Govett China Fund



Directors
Patrick K. Cunneen, Chairman
Elliot L. Atamian
Sir Victor Garland
James M. Oates
Frank R. Terzolo



Investment Company Act file no. 811-6229

                                  Govett Funds
            Statement of Additional Information, dated May 1, 1999
                  Relating to the prospectus of Govett Funds
               (Class A Retail and Institutional Class Shares),
            the prospectus of Govett Funds (Class B Retail Shares),
         and the prospectus of Govett Funds (Europe and China Funds), each dated May 1, 1999

The Govett Funds, Inc. (the "Govett Funds" or the "Company") is an open-end, management investment company. The Company presently consists of a series of seven funds, each a separate investment portfolio with its own investment objective and policies, as follows: Govett Emerging Markets Equity Fund, Govett Smaller Companies Fund, Govett International Smaller Companies Fund, Govett International Equity Fund, Govett Europe Fund, Govett China Fund, each of which seeks long-term capital appreciation, and Govett Global Income Fund, which seeks primarily a high level of current income, consistent with preservation of capital, and has a secondary objective of capital appreciation (individually a "Fund", and together the "Funds"). There can, of course, be no assurance that a Fund's investment objective will be achieved.

Currently, Emerging Markets Equity Fund, Smaller Companies Fund, International Smaller Companies Fund, International Equity Fund, and Global Income Fund (the "Open Funds") are available to the public. The Europe Fund and China Fund (the "New Funds") are currently not available to the public.

Each prospectus set out above provides the basic information that a prospective shareholder should know before investing in the Funds. Audited financial statements for the fiscal year ended December 31, 1998 for the Open Funds are included in the Annual Reports to Shareholders dated December 31, 1998 for those Funds. Each prospectus and such financial statements are incorporated by reference herein and may be obtained without charge by calling 800-821-0803 or by writing to Govett Funds, 3200 Horizon Drive, P.O. Box 61503,King of Prussia, PA 19406-0903

This Statement of Additional Information is not a prospectus. It contains information in addition to and in more detail than is set forth in the prospectuses. It should be read in conjunction with the prospectuses.



                               TABLE OF CONTENTS

ABOUT THE FUNDS..................................................   2
INVESTMENT OBJECTIVES AND POLICIES...............................   3
OTHER POLICIES...................................................   5
DESCRIPTION OF SECURITIES, INVESTMENT POLICIES AND RISK FACTORS..   6
DIRECTORS AND OFFICERS...........................................  18
MANAGEMENT OF THE FUNDS..........................................  21
BROKERAGE ALLOCATION.............................................  24
THE COMPANY AND ITS SHARES.......................................  26
ADDITIONAL PURCHASE, EXCHANGE, AND REDEMPTION INFORMATION........  26
ADDITIONAL DISTRIBUTION AND TAXATION INFORMATION.................  32
DISTRIBUTION ARRANGEMENTS........................................  34
ARRANGEMENTS WITH BROKERS........................................  36
PERFORMANCE......................................................  36
FINANCIAL STATEMENTS.............................................  39
EFFECTS OF BANKING LAWS..........................................  39
APPENDIX A: DESCRIPTION OF DEBT RATINGS..........................  41

                                ABOUT THE FUNDS

Definitions

     The "Company" or the "Govett Funds"
          The Govett Funds, Inc.

     The "Funds"
          Govett Emerging Markets Equity Fund, Govett International Smaller Companies Fund (formerly Govett Asian Smaller Companies Fund), Govett Smaller Companies Fund, Govett International Equity Fund, Govett Global Income Fund, Govett China Fund, and Govett Europe Fund

     The "Original Funds"
          Govett Emerging Markets Equity Fund, Govett Smaller Companies Fund, Govett International Equity Fund, and Govett Global Income Fund

     The "Open Funds"
          Govett Emerging Markets Equity Fund, Govett Smaller Companies Fund, Govett International Smaller Companies Fund, Govett International Equity Fund, and Govett Global Income Fund

     The "New Funds"
          Govett Europe Fund  and Govett China Fund

     "AIB Govett" or the "Investment Manager"
          AIB Govett, Inc.

     "AIB Govett London" or the "Subadviser"
          AIB Govett Asset Management Limited

     "FDDI" or the "Distributor"
          First Data Distributor, Inc.

     "AIB Group"
          Allied Irish Banks plc and its subsidiaries

     "Custodian"
          The Chase Manhattan Bank

     "Transfer Agent"
          First Data Investor Services Group, Inc.

The Govett Funds, Inc. is an open-end management investment company, commonly called a "mutual fund", incorporated in Maryland on November 13, 1990. The Company is organized in series form, presently consisting of seven portfolios:
Govett Emerging Markets Equity Fund, Govett Smaller Companies Fund, Govett International Smaller Companies, Govett International Equity Fund, Govett Global Income Fund, Govett China Fund, and Govett Europe Fund. Each Fund is a separate and distinct investment portfolio, with its own separate investment objective and policies.

                       INVESTMENT OBJECTIVES AND POLICIES

As noted in the prospectuses, each Fund has its own investment objective and follows policies designed to achieve that objective. The following investment policies and limitations for the Funds supplement those set forth in the prospectuses.

In interpreting each Fund's investment goals and strategies, the Investment Manager uses the following definitions:

 . When a limitation sets out the maximum percentage of a Fund's assets that may be invested in a type or quality of securities, the percentage limitation is calculated immediately after the Fund acquires the asset. Any later increase or decrease due to a change in market values, net assets or other circumstances will not be considered to determine if the asset complies with the Fund's investment policies and limitations. (However, any increase or decrease will be considered in determining the asset's compliance with regulatory limitations on borrowings and illiquid securities.)

 . The term "issuers located in" a particular country or region includes issuers

  (i) which are organized under the laws of that country or a country in that region and which have their principal office in that country or a country in that region; or

  (ii) which obtain 50% or more of their total revenues from business in that country or a country in that region; or

  (iii) whose equity securities are primarily traded on a stock exchange of that country or a country in that region.

A Fund's investment objective and fundamental investment limitations cannot be changed without approval by a majority of the outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), of that Fund. Except for the numbered limitations set forth immediately below, the investment policies and limitations described in this Statement of Additional Information are not fundamental policies, and may be changed without approval of shareholders. These limitations, except as otherwise indicated, apply separately to each Fund.

The following are the Funds' fundamental investment limitations. No Fund may:

1. Borrow money or mortgage or pledge any of its assets, except that a Fund may borrow from banks, for temporary or emergency purposes, up to 33-1/3% of its total assets and pledge up to 33-1/3% of its total assets in connection therewith. Any borrowings that come to exceed 33-1/3% of the value of the Fund's total assets at any time will be reduced within three days (exclusive of Sundays and legal holidays) to the extent necessary to comply with the 33-1/3% limitation. No Fund may purchase securities when borrowings exceed 5% of its assets. Borrowings for purposes of this restriction include reverse repurchase agreements.

2. Purchase any securities on "margin," or underwrite securities, except that a Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of securities and except that the Funds may make margin deposits in connection with futures contracts and options.

3. Make loans if, as a result, more than 33-1/3% of a Fund's total assets would be lent to other parties except (i) through the purchase of a portion of an issue of debt securities in accordance with its investment objectives, policies, and limitations, or (ii) by engaging in repurchase agreements with respect to portfolio securities. Portfolio securities may be loaned only if continuously collateralized at least 100% by "marking-to-market" daily.

4. Invest 25% or more of its total assets in the securities of issuers in a single industry (excluding securities issued or guaranteed by the U.S. government, its agencies or instrumentalities).

5. Purchase from, or sell any portfolio securities to, a Fund's officers or Directors, or any firm of which any such officer or Director is a member, as principal, except that a Fund may deal with such persons or firms as securities dealers and pay a customary brokerage commission; or retain securities of any issuer, if to the knowledge of a Fund, one or more of its officers, Directors or investment managers own beneficially more than one-half of 1% of the securities of such issuer and all such persons together own beneficially more than 5% of such securities.

6. Purchase the securities of any issuer if, as a result thereof, more than 5% of the value of total assets of any Fund (other than the Smaller Companies Fund and the International Smaller Companies Fund) would be invested in the securities of companies which, including predecessors, have a record of less than three years' continuous operations.

7. Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result thereof, any such Fund, or the Company as a whole, would own more than 10% of the outstanding voting securities of such issuer.

8. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit a Fund from (a) making any otherwise permitted borrowings, mortgages or pledges, or (b) entering into option contracts, futures contracts, forward contracts or repurchase transactions.

9. With respect to 75% of its total assets, invest in securities of any one issuer if immediately after, and as a result of such investment, more than 5% of the total assets of the Fund, taken at market value, would be invested in the securities of such issuer, provided that the Global Income Fund is not restricted in this regard. This restriction does not apply to investments in U.S. government or agency securities.

10. Make investments for the purpose of exercising control, or underwrite the securities of other issuers, except insofar as a Fund may be technically deemed an underwriter in connection with the disposition of its portfolio securities.

11. Purchase interests in oil, gas or other mineral exploration or development programs, including mineral leases, although the Funds may invest in common stocks of companies which invest in or sponsor such programs.

12. Purchase or sell real estate or real estate limited partnerships or securities issued by companies that invest in real estate or interests therein.

13. Purchase commodities or commodity contracts (including futures contracts), except that the Funds may purchase securities of issuers which invest or deal in commodities or commodity contracts, and except that the Funds may enter into futures and options contracts only for hedging purposes.

In order to change any restriction which is a fundamental policy, approval must be obtained from the respective Fund's shareholders; this would require the affirmative vote of the lesser of (i) 67% or more of the respective Fund's outstanding voting securities that are represented at the meeting if more than 50% of the outstanding voting securities of the respective Fund are represented, or (ii) more than 50% of the respective Fund's outstanding voting securities.

The following investment limitations are not fundamental, and may be changed with the approval of the Board of Directors and without shareholder approval (they too apply to each Fund).

No Fund may:

1. Engage in any reverse repurchase agreements if, as a result, more than 5% of a Fund's net assets would be subject to reverse repurchase agreements.

2. Purchase or otherwise acquire any security or enter into a repurchase agreement with respect to any security if, as a result, more than 5% of a Fund's net assets (taken at current value) would be invested in repurchase agreements not entitling the holder to payment of interest and principal within seven days, or in securities that are illiquid by virtue of legal or contractual restrictions on resale or for which there is no readily available market.

3. Purchase securities of another investment company, except as permitted by the 1940 Act and other applicable laws.

4. Lend assets, other than portfolio securities, to other parties, except by purchasing debt securities and engaging in repurchase agreements. Portfolio securities may be loaned only if continuously collateralized at least 100% by "marking-to-market" daily. The Funds, however, do not currently intend to lend their portfolio securities during the current fiscal year.

5. Make short sales of securities or maintain a short position, unless at all times when a short position is open the respective Fund owns an equal amount of such securities or securities convertible or exchangeable into, without payment of any further consideration, securities of the same issuer as, and equal in amount to, the securities sold short ("short sales against the box"), and unless not more than 5% of the Fund's net assets (taken at market value) is held as collateral for such sales at any one time.

6. Purchase a security if, as a result thereof, more than 5% of a Fund's net assets would be invested in warrants and rights or more than 2% of such Fund's net assets will be invested in warrants which are not listed on the American or New York Stock Exchange.

7. Purchase the securities of any issuer if, as a result thereof, more than 5% of the value of the total assets of the Smaller Companies Fund or the International Smaller Companies Fund would be invested in the securities of companies which, including predecessors, have a record of less than three years' continuous operations.

8. Invest 25% or more of the Global Income Fund's total assets in asset-backed securities.

        DESCRIPTION OF SECURITIES, INVESTMENT POLICIES AND RISK FACTORS

Market Risk. Each Fund is subject to market risk. This risk is the possibility that stock and bond prices will decline over short or extended periods of time. The possible result of this risk is your investment may be worth less when you sell than you originally invested.

Foreign Securities. In addition, all of the Funds, to a greater or lesser extent, invest in equity and bond markets out the U.S. While the Investment Manager believes that investments in foreign securities may provide greater long-term investment returns than would be available from investing solely in U.S. securities, the Funds are exposed to additional risks by investments in foreign markets.

All of the Funds (except the Smaller Companies Fund) will invest primarily in securities issued by companies or other issuers whose principal activities are outside the U.S.; such investments involve significant risks not present in U.S. investments. The Smaller Companies Fund invests in the securities of issuers located in the U.S. and/or foreign countries. At any point in time, all or substantially all of the Smaller Companies Fund's assets may be invested in issuers located (1) solely in the U.S., or (2) solely in countries other than the U.S., or (3) in the U.S. and foreign countries. The value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar. In addition, less information is generally available about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign companies are not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. companies. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the repatriation of monies or other assets of the Funds, political or financial instability or diplomatic and other developments which could affect such investments. Further, the economies of particular countries or areas of the world may perform less favorably than the economy of the U.S., and the U.S. dollar value of securities denominated in currencies other than the U.S. dollar may be affected unfavorably by exchange rate movements. Each of these factors could influence the value of a Fund's shares, as well as the value of dividends and interest earned by the Fund and the gains and losses which it realizes. It is anticipated that in most cases the best available market for foreign securities will be on exchanges or in over-the-counter markets located outside of the U.S. However, foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign companies (particularly those located in developing countries) are generally less liquid and more volatile than securities of comparable U.S. companies. Foreign security trading practices, including those involving securities settlement where Fund assets may be released prior to receipt of payment, may expose the Funds to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer. In addition, foreign brokerage commissions and other fees are generally higher than on securities traded in the U.S. and may be non-negotiable. There is less overall governmental supervision and regulation of securities exchanges, securities dealers, and listed companies in most foreign markets than in the U.S.

Currency Risk. Like other foreign investors, the Funds are exposed to currency risk if the U.S. dollar value of the securities denominated in other currencies is adversely affected by exchange rate movements. Currency risk could affect the value of a Fund's investments, the value of dividends and interest earned by a Fund, and the value of gains which may be realized.

AIB Govett and the Subadviser generally evaluate foreign currencies on the basis of fundamental economic criteria (e.g., relative inflation and interest rate levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. If the currency in which a security is denominated or quoted in appreciates against the U.S. dollar, or (in the case of debt securities) if interest rates decline, the U.S. dollar value of the security will generally increase. Conversely, if other factors remain constant, a rise in interest rates or a decline in the exchange rate of the currency will adversely affect the value of the security expressed in dollars.

The Funds will only invest in securities denominated in a foreign currency if, at the time of investment, such currency is considered by AIB Govett or the Subadviser to be fully exchangeable into U.S. dollars without significant legal restriction. The Funds may purchase securities issued by the government of, or a corporation or financial institution located in, one nation but denominated in the currency of another nation (or in a multinational currency unit).

Foreign Taxation. Some foreign governments impose brokerage taxes, increasing the cost of securities subject to the tax and reducing any realized gain or increasing any realized loss. Foreign governments also may withhold taxes from dividends, distributions, and interest payments. These taxes may impair Fund performance.

Special Emerging Markets Considerations. The risks of investing in foreign securities are increased if a Fund's portfolio investments are in emerging markets. An emerging market is broadly defined as a market with low- to middle-range per capita income. The Investment Manager uses the World Bank's classification system to identify the potential universe of emerging markets. However, the Investment Manager limits the Funds' investment to those countries it believes have potential for significant growth and development.


Investments in emerging markets involve special risks not present in the U.S. or in mature foreign markets, such as Germany and the United Kingdom. For example, settlement of securities trades may be subject to extended delays so that a Fund may not receive securities purchased or the proceeds of sales of securities on a timely basis. Emerging markets generally have smaller, less developed trading markets and exchanges, and a Fund may not be able to dispose of those securities quickly and at reasonable price affecting the Fund's liquidity. These markets may also experience greater volatility, which can materially affect the value of a Fund's portfolio and its net asset value. Emerging market countries may have relatively unstable governments. In such environments, the risk of nationalization of business or of prohibitions on repatriations of assets is greater than in more stable, developed political and economic circumstances. The economy of an emerging market country may be predominately based on only a few industries, and it may be highly vulnerable to changes in local or global trade conditions. The legal and accounting systems, and mechanisms for protecting property rights, may not be as well developed as those in more mature economies. In addition, some emerging markets countries have restrictions on foreign ownership that may limit or eliminated a Fund's opportunity to acquire desirable securities.


Emerging Markets Sovereign Debt.   The Funds may invest in debt securities
including sovereign debt securities of emerging market governments. Investments in such securities involve special risks. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of the debt especially if such debt is denominated in a currency other than that government's home currency. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt, and in turn the Fund's net asset value, to a greater extent than the volatility inherent in domestic debt securities.


A sovereign debtor's willingness or ability to repay principal especially if such debt is denominated in a currency other than that government's home currency and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders and the political constraints to which a sovereign debtor may be subject. Governments of emerging markets could default on their sovereign debt. Such sovereign debtors also may be dependent on expected disbursements from foreign governments, multilateral agencies and other entities abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a sovereign debtor's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due, could result in the cancellation of such third parties' commitments to lend funds to the sovereign debtor, which may further impair such debtor's ability or willingness timely to service its debt.

If reliable market quotations are not available, the Investment Manager values such securities in accordance with procedures established by the Board of Directors. The Investment Manager's judgment and credit analysis plays a greater role in valuing sovereign debt obligations than for securities where external sources for quotations and last sale information are available.


Investment in Debt Securities and Commercial Paper. With respect to International Equity, Emerging Markets Equity, International Smaller Companies, and Smaller Companies Funds only, at least 75% of Fund's total assets invested in non-convertible debt securities other than commercial paper must be rated, at the time of purchase, at least in the A major rating category by Standard & Poor's or Moody's, or if unrated, determined to be of comparable quality by AIB Govett. These four Funds' commercial paper investments must, at the time of purchase, be rated at least in the Prime-2 major rating category by Moody's or in the A-2 major rating category by Standard & Poor's, or if unrated, determined to be of comparable quality by AIB Govett.


With respect to Global Income Fund, it is the Fund's policy that 75% of its total assets invested in debt securities and commercial paper, at the time of purchase, will be rated by Moody's at least in the Baa major rating category or by Standard & Poor's at least in the BBB major rating category or, if unrated, determined to be of comparable quality by the Investment Manager, with respect to debt securities, and rated by Moody's at least in the Prime-2 major rating category or by Standard & Poor's in the A-2 major rating category, or, if unrated, determined to be of comparable quality by the Investment Manager, with respect to commercial paper.

With respect to all Funds, the subsequent downgrade of a debt security to a level below the investment grade required for the Fund will not require an immediate sale of the security. However, AIB Govett will consider the circumstances of the downgrade in determining whether to hold that security, including causes of the downgrade, local market conditions, and general economic trends.

Lower Quality Debt Securities. The market values of lower quality debt securities tend to reflect individual developments of the issuer to a greater extent than do higher quality debt securities, which react primarily to fluctuations in the general level of interest rates. In addition, lower quality debt securities tend to be more sensitive to economic conditions and generally have more volatile prices than higher quality debt securities. Issuers of lower quality debt securities are often highly leveraged, and issuers of such securities may not have available to them more traditional methods of financing. Please see Appendix A.


The market for lower rated debt securities may be less active than that for higher rated securities, which can adversely affect the prices at which these securities can be sold. If market quotations are not available, these securities are valued in accordance with procedures established by the Board of Directors, including the use of outside pricing services. Judgment plays a greater role in valuing high yield debt securities than is the case for securities for which more external sources for quotations and last sale information are available. Adverse publicity and changing investor perceptions may affect the ability of outside pricing services to value securities, and the Funds' ability to dispose of these lower rated debt securities.

Factors having an adverse effect on the market value of lower rated debt securities of their equivalents purchased by a Fund will adversely affect the net asset value of those Funds. In addition to the foregoing, such factors may include: (i) potential adverse publicity; (ii) heightened sensitivity to general economic or political conditions; and (iii) the likely adverse impact of a major economic recession. A Fund may incur additional expenses to the extent they are required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings, and the Funds may have limited legal recourse in the event of a default. Debt securities issued by an emerging market government can differ from debt obligations issued by private entities in that remedies from defaults generally must be pursued in the courts of the defaulting government, and legal recourse can therefore be significantly diminished. Political conditions, in terms of a government's willingness to meet the terms of its debt obligations, also are of considerable significance. There can be no assurance that the holders of commercial bank debt may not contest payments to the holders of debt securities issued by governments in emerging or developing markets in the event of default by the governments under commercial bank loan agreements. No Fund is permitted to invest more than 35% of its net assets in lower quality debt securities.

Options on Foreign and U.S. Currencies and Securities. In an effort to reduce the fluctuations in their respective net asset value, the Funds may write covered put and call options and purchase put and call options on U.S. and foreign currencies and securities that are traded on U.S. and foreign securities exchanges and over-the-counter. Call options written by the Funds give the holder the right to buy the underlying currency or security from the Funds at a stated exercise price upon exercising the option at any time prior to its expiration. A call option written by the Funds is "covered" if the Funds own or have an absolute right (such as by conversion) to the underlying currency or security covered by the call. A call option is also covered if the Funds hold a call on the same currency or security and in the same principal amount as the call written and the exercise price of the call held is (a) equal to or less than the exercise price of the call written, or (b) greater than the exercise price of the call written if the difference is maintained by the Funds in cash, U.S. government securities or other liquid high grade debt obligations in a segregated account with its Custodian. Put options written by the Funds give the holder the right to sell the underlying currency or security to the Funds at a stated exercise price. A put option written by the Funds is "covered" if the Fund maintains cash or liquid high grade debt obligations with a value equal to the exercise price in a segregated account with its Custodian, or else holds a put on the same currency or security and in the same principal amount as the put written, and the exercise price of the put held is equal to or greater than the exercise price of the put written. Premiums for currency options held by any Fund may not exceed 5% of its total assets.

The writer of an option who wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing authority or otherwise economically nullified. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, a holder of an option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased. The Funds may enter into closing transactions to terminate an options position. The Funds will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option; the Funds will realize a loss from closing a transaction if the price of the transaction is more than the premium received from writing the option or is less than the premium paid to purchase the option.

The Funds may write options in connection with buy-and-write transactions, that is, the Funds may purchase a currency or security and then write a call option against that currency or security. The exercise price of the call will depend upon the expected price movement of the underlying currency or security. The exercise price of a call option may be below ("in-the-money") or equal to ("at-the-money") or above ("out-of-the-money") the current price of the underlying currency or security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected by AIB Govett that the price of the underlying currency or security will remain flat or decline moderately during the option period. Buy-and-write transactions using at-the-money call options may be used when it is expected by AIB Govett that the price of the underlying currency or security will remain fixed or advance moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when AIB Govett expects that the premiums received from writing the call option plus the appreciation in the market price of the underlying currency or security up to the exercise price will be greater than the appreciation in the price of the underlying currency or security alone. If the call options are exercised in such transactions, a Fund's maximum gain will be the premium received by it for writing the option, adjusted upward or downward by the difference between the Fund's purchase price for the currency or security and the exercise price. If the options are not exercised and the price of the underlying currency or security declines, the amount of such decline will be mitigated by the premium received.

The writing of covered put options is similar in terms of risk/return characteristics to buy-and-write transactions. If the market price of the underlying currency or security rises or otherwise is above the exercise price, the put option will expire worthless and the Fund's gain will be limited to the premium received. If the market price of the underlying currency or security declines or otherwise is below the exercise price, the Fund may elect to close the position or wait for the option to be exercised and take delivery of the currency or security at the exercise price. The Fund's return will be the premium received from the put option minus the amount by which the market price of the currency or security is below the exercise price. Out-of-the-money, at-the-money, and in-the-money put options may be used by the Funds in the same market environments that call options are used in equivalent buy-and-write transactions.

In addition to the matters discussed in the prospectuses, shareholders should be aware that when trading options on foreign exchanges or in the over-the-counter market, many of the protections afforded to U.S. option exchange participants will not be available. For example, there are no daily price fluctuation limits in such exchanges or markets, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, the Fund as an option writer could lose amounts substantially in excess of its initial investment, due to the margin and collateral requirements typically associated with such option writing. The ability of any Fund to engage in options transactions is subject to the following limitations: (a) not more than 5% of the net assets of the Fund may be invested in options purchased by the Fund; (b) the obligations of the Fund under put options written by the Fund may not exceed 5% of the net assets of the Fund; and (c) the obligations of the Fund under call options written by the Fund may not exceed 5% of the net assets of the Fund.

The staff of the SEC has taken the position that purchased over-the-counter ("OTC") options and the assets used as "cover" for written OTC options are illiquid securities. However, the Funds may treat the securities they use as cover for written OTC options as liquid provided the Funds follow a specified procedure. The Funds may sell OTC options only to qualified dealers who agree that the Funds may repurchase any OTC options written for a maximum price to be calculated by a predetermined formula. In such cases, the OTC option would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

Foreign Currency Exchange Transactions. Since investments in companies whose principal business activities are located outside of the U.S. will frequently involve currencies of foreign countries, and since assets of a Fund may temporarily be held in bank deposits in foreign currencies during the completion of investment programs, the value of the Funds' assets as measured in U.S. dollars generally will be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. Although the Funds value their assets daily in terms of U.S. dollars, they do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. The Funds may conduct their foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into contracts to purchase or sell foreign currencies at a future date (i.e., a forward foreign currency contract or forward contract). Foreign currency futures contracts and options on foreign currencies may also be used. The Funds will convert currency on a spot basis from time to time, and shareholders should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Funds at one rate, while offering a lesser rate of exchange should the Funds desire to resell that currency to the dealer.

A forward currency exchange contract ("Forward Contract") involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract, agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A Forward Contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A Fund will cover a Forward Contract that it has sold by establishing and maintaining with its Custodian a segregated account, consisting of cash, cash equivalents or liquid, short-term high quality debt securities from its portfolio.

The Funds may enter into Forward Contracts in order to fix a definite U.S. dollar price for securities denominated in foreign currencies, in connection with a purchase or sale of those securities. For example, if a Fund placed a purchase order for securities denominated in Japanese Yen, it would be required to pay for the securities with Yen on the date the transaction settles. If the Fund has U.S. dollar-denominated cash or securities on hand, it can enter into a Forward Contract to exchange its dollars for Yen, with the exchange taking place on the settlement date of the security purchase order, so that the Fund would have sufficient Yen to pay for the securities it has purchased. This type of currency strategy is often referred to as a "transaction hedge."

The Funds may also enter into Forward Contracts to hedge securities in their portfolios that are denominated in foreign currency against losses caused by a decline in foreign currency values. For example, if a Fund owns securities denominated in French Francs, and AIB Govett anticipates a decline in the Franc's value relative to the U.S. dollar, the Fund can enter into a contract to exchange Francs for dollars in order to lock in the current exchange rate for the term of the contract. By locking in an exchange rate, the Fund would seek to protect itself against a decline in the Franc's value relative to the U.S. dollar, but would also give up the opportunity to profit from an increase in its value. This type of transaction is often termed "position hedging." Of course, a position hedge does not protect against price changes caused by other factors such as a change in an issuer's prospects--it only hedges against losses caused by currency movements relative to the U.S. dollar.

At the maturity of a Forward Contract, the Funds may either sell the portfolio security and make delivery of the foreign currency, or they may retain the security and terminate their contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obliging it to purchase, on the same maturity date, the same amount of the foreign currency.

It is impossible to forecast with precision the market value of portfolio securities at the expiration of the Forward Contract. Accordingly, it may be necessary for the Funds to purchase additional foreign currency on the spot market (and bear the expense of such purchases) if the market value of the security is less than the amount of foreign currency the Funds are obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Funds are obliged to deliver.

If the Funds retain the portfolio security and engage in an offsetting transaction, they will incur a gain or a loss to the extent that there has been a movement in Forward Contract prices. If the Funds engage in an offsetting transaction, they may subsequently enter into a new Forward Contract to sell the foreign currency. Should forward prices decline during the period between the date the Funds enter into a Forward Contract for the sale of the foreign currency and the date they enter into an offsetting contract for the purchase of the foreign currency, the Funds will realize a gain to the extent the price of the currency they have agreed to sell exceeds the price of the currency they have agreed to purchase. Such gain may be offset by a corresponding change in the value of the underlying securities if they are retained by the Funds and if an offset is effected. Should forward prices increase, the Funds will suffer a loss to the extent that the price of the currency they have agreed to purchase exceeds the price of the currency they have agreed to sell. Although there are no limits on the number of Forward Contracts which a Fund may enter into, no Fund may position hedge with respect to a particular currency for an amount greater than the aggregate market value (determined at the time of making any sale of foreign currency) of the securities held in its portfolio, denominated or quoted in, or currently convertible into, such currency.

Futures Contracts. The Funds may enter into contracts for the purchase or sale for future delivery of fixed income securities or foreign currencies, or contracts based on financial indexes including any index of U.S. government securities, foreign government securities or corporate debt securities. U.S. futures contracts have been designed by exchanges which have been designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC"), and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on a number of exchange markets, and, through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange. The Funds may enter into futures contracts which are based on debt securities that are backed by the full faith and credit of the U.S. government, such as long-term U.S. Treasury bonds, Treasury notes, GNMA modified pass-through mortgage backed securities and three month U.S. Treasury bills.
The Funds may also enter into futures contracts which are based on bonds issued by entities other than the U.S. government.

The Funds will not enter into Futures Contracts for speculation and will only enter into Futures Contracts which are traded on national futures exchanges and are standardized as to maturity date and underlying financial instrument. The principal interest rate and currency Futures exchanges in the U.S. are the Board of Trade of the City of Chicago and the Chicago Mercantile Exchange. U.S. futures exchanges and trading are regulated under the Commodity Exchange Act by the CFTC. Futures are also exchanged in London at the London International Financial Futures Exchange.

Although techniques other than sales and purchases of Futures Contracts could be used to reduce the Funds' exposure to interest rate, currency exchange rate and stock price fluctuations, the Funds may be able to hedge their exposure more effectively and at a lower cost through using Futures Contracts. A Fund will not enter into Futures Contracts if, as a result thereof, more than 5% of a Fund's total assets (taken at market value at the time of entering into the contract) would be committed to "margin" (down payment) deposits on such Futures Contracts.

An interest rate Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (debt security or currency) for a specified price at a designated date, time and place. A stock index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading of the contract and the price at which the futures contract is originally struck; no physical delivery of the stocks comprising the index is made. Most stock index futures and options are based on broad-based stock indexes reflecting the prices of a broad variety of common stocks, such as the Nikkei Keizai Shimbun (the Nikkei Dow). Some index options are based on narrow industry averages or market segments. A foreign currency Futures Contract provides for the purchase or sale for future delivery of a currency. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times the Futures Contract is outstanding.

Although Futures Contracts typically require future delivery of and payment for financial instruments and currencies, or the delivery of cash, they are usually closed out before the delivery date. Closing out an open Futures Contract sale or purchase is effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of the identical financial instrument, currency or stock index and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the Futures Contract.

As an example of an offsetting transaction, the contractual obligations arising from the sale of one Futures Contract of September Treasury Bills on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (i.e., on a specified date in September, the "delivery month") by the purchase of another Futures Contract of September Treasury Bills on the same exchange. In such instance, the difference between the price at which the Futures Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Fund.

Persons who trade in Futures Contracts may be broadly classified as "hedgers" and "speculators." Hedgers, such as the Funds, whose business activity involves investment or other commitment in securities or other obligations, use the futures markets primarily to offset unfavorable changes in value that may occur because of fluctuations in the value of the securities and obligations held or expected to be acquired by them or fluctuations in the value of the currency in which the securities or obligations are denominated. Debtors and other obligors may also hedge the interest cost of their obligations. The speculator, like the hedger, generally expects neither to deliver nor to receive the financial instrument underlying the Futures Contract, but, unlike the hedger, hopes to profit from fluctuations in prevailing interest rates, the underlying stock index, or currency exchange rates. A Fund's Futures transactions will be entered into for traditional hedging purposes; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the Fund owns, or Futures Contracts will be purchased to protect the Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase.

"Margin" with respect to Futures Contracts is the amount of funds that must be deposited by a Fund with a securities dealer in order to initiate Futures trading and to maintain the Fund's open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered into ("initial margin") is intended to assure the Fund's performance of the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded, and may be significantly modified from time to time by the exchange during the term of the Futures Contract. Futures Contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the Futures Contract being traded.

If the price of an open Futures Contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the Futures Contract reaches a point at which the margin on deposit does not satisfy margin requirements, the securities dealer will require an increase in the margin deposit ("margin variation"). However, if the value of a position increases because of favorable price changes in the Futures Contract so that the margin deposit exceeds the required margin, the securities dealer will pay the excess to the Fund. In computing daily net asset values, a Fund will mark-to-market the current value of its open Futures Contracts. The Funds expect to earn interest income on their margin deposits.

The prices of Futures Contracts are volatile and are influenced, among other things, by actual and anticipated changes in interest rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events. At best, the correlation between changes in prices of Futures Contracts and of the securities or currencies being hedged can be only approximate. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for Futures and for debt securities or currencies, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading. A decision of whether, when, and how to hedge involves skill and judgment and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest rate trends.

Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, or gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract. However, the Fund would presumably have sustained comparable losses if, instead of the Futures Contract, it had invested in the underlying financial instrument and sold it after the decline.

Furthermore, in the case of a Futures Contract purchase, in order to be certain that the Fund has sufficient assets to satisfy its obligations under a Futures Contract, the Fund segregates and commits to back the Futures Contract with an amount of cash, U.S. government securities or other liquid, high-grade debt securities equal in value to the current value of the underlying instrument less the margin deposit.

Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of Futures positions and subjecting some Futures traders to substantial losses.

The Funds will distribute to shareholders annually any net long-term capital gains which have been recognized for federal income tax purposes (including unrealized gains at the end of the fiscal year) on Futures transactions. Such distributions will be combined with distributions of capital gains realized on a Fund's other investments and shareholders will be advised of the nature of payments.

Hedging Strategies. Each Fund may use certain hedging strategies to attempt to reduce the overall level of investment and currency risk normally associated with its investments, although there can be no assurance that such efforts will succeed. Among the types of transactions which may be used are: forward currency contracts, writing of covered put and call options, purchase of put and call options on currencies and equity and debt securities, stock index futures and options thereon, interest rate or currency futures and options thereon, and securities futures and options thereon. It is currently intended that no Fund will place more than 5% of its net assets at risk in any one of these transactions or securities, except Global Income Fund may invest significantly more than 5% of its net assets in forward currency contracts, provided that no more than 5% of its net assets are at risk in any one of the other types of transactions or securities. However, although there is no limit on the number of forward currency contracts Global Income Fund may enter into, this Fund may not position hedge with respect to a particular currency for an amount greater than the aggregate market value (determined at the time the sale of any foreign currency is made) of the securities held in its portfolio denominated or quoted in, or currently convertible into, such currency.

Regulatory Aspects of Hedging. The Funds are not commodity pools. Each Fund's transactions in futures and options thereon will constitute bona fide hedging or other permissible transactions under regulations promulgated by the CFTC. In addition, no Fund may engage in such transactions if the sum of the amount of initial margin deposits and premiums paid for unexpired futures and options thereon would exceed 5% of the fair market value of the Fund's assets, with certain exclusions as defined in the applicable CFTC rules.

Special Risks of Hedging. Participation in the options or futures markets and in currency exchange transactions involves investment risks and transactions costs to which the Funds would not be subject absent the use of these strategies. If the Investment Manager's prediction of movements in the direction of interest rates, securities prices, or currency markets are inaccurate, the adverse consequences to the Funds may leave the Funds in a worse position than if such strategies were not used. Risks inherent in the use of options, foreign currency and futures contracts and options on futures contracts include: (1) dependence on the Investment Manager's ability to predict correctly movements in the direction of interest rates, securities prices and currency markets; (2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the prices of the securities or currencies being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument at any time; and (5) the possible need to defer closing out certain hedged positions to avoid adverse tax consequences.

Warrants or Rights. Warrants or rights may be acquired by a Fund in connection with other securities or separately, and provide the Fund with the right to purchase at a later date other securities of the issuer. As a condition of its continuing registration in a state, each Fund has undertaken that its investments in warrants or rights, valued at the lower of cost or market, will not exceed 5% of the value of its net assets and not more than 2% of such assets will be invested in warrants and rights which are not listed on the American or New York Stock Exchange. Warrants or rights acquired by a Fund in units or attached to securities will be deemed to be without value for purpose of this restriction. These limits are not fundamental policies of the Funds and may be changed by the Company's Board of Directors without shareholder approval.

Security Forward Commitments. Global Income Fund may buy or sell "when-issued" or "delayed-delivery" securities (collectively called "Forward Commitments"). Forward Commitments occur when the Fund buys or sells securities with payment and delivery taking place in the future (typically a month or more after the deal is struck). The price is fixed on the date of the commitment, and the seller continues to accrue interest on the securities until delivery and payment takes place. At the time of settlement, the market value of the securities may be more or less than the purchase or sale price.

A Forward Commitment may either be settled according to its original terms, or it may be resold or repurchased on or before the settlement date, if AIB Govett deems it advisable to do so. When engaging in Forward Commitments, the Fund relies on the other party to complete the transaction. If the other party fails to do so, the Fund may lose a purchase or sale opportunity that could be more advantageous than alternative opportunities at the time of the failure. The amount at risk to the Fund for an uncompleted Forward Commitment is the difference between the purchase price and the current marked-to-market price.

To minimize this risk, for each Forward Commitment purchase, Global Income Fund maintains appropriate liquid securities, or cash, in a segregated account (which is marked to market daily) with the Fund's custodian. The aggregate amount of this account must be equal to the amount of the commitment as long as the purchase obligation continues. Since the market value of the securities or currency subject to the Forward Commitment and the securities or currency held in the segregated account may fluctuate, the use of Forward Commitments may magnify the effect of interest rate changes on the Fund's net asset value.

A Forward Commitment sale is "covered" if the Fund owns or has the right to acquire the underlying securities or currency subject to the Forward Commitment. A Forward Commitment is for cross-hedging if it is not covered but is designed to hedge against a decline in value of a security or currency which the Fund owns or has the right to acquire. In either circumstance, the Fund maintains in a segregated account (which is marked to market daily) either the security or currency covered by the Forward Commitment or other appropriate liquid securities, in an aggregate amount equal to the amount of its commitment, as long as the obligation to sell continues. By entering into a Forward Commitment sale transaction, the Fund foregoes or reduces the potential for gain and loss in the holding which is being hedged.

Repurchase Agreements. Repurchase agreements are transactions by which the Funds purchase a security and simultaneously commit to resell that security to the seller at an agreed upon price on an agreed upon date within a specified number of days (usually not more than seven) from the date of purchase. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked to market daily) of the underlying security. In the event of the seller's default, the Funds could suffer a loss if the fair market value of the security "purchased" is less than the amount paid for the security. The Investment Manager will consider the creditworthiness of sellers before causing a Fund to enter into repurchase agreements with them, and will review such creditworthiness periodically. In the event of the bankruptcy of the other party to a repurchase agreement, a Fund could experience delays in recovering either the securities or the cash lent. To the extent that, in the meantime, the value of the securities purchased had decreased, the Fund could experience a loss. In all cases, the Investment Manager must find the creditworthiness of the other party to the transaction satisfactory.

The purpose of engaging in repurchase agreements is to earn a return on uninvested cash. The Funds may engage in a repurchase agreement with respect to any security in which they are authorized to invest. Whether a repurchase agreement is the purchase and sale of a security or a collateralized loan has not been definitively established. This might become an issue in the event of the bankruptcy of the other party to the transaction. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to the Funds in connection with bankruptcy proceedings), it is currently the policy of the Funds to enter into repurchase agreements only with those member banks of the Federal Reserve System and primary dealers in U.S. government securities whose creditworthiness has been reviewed and found satisfactory by the Investment Manager, pursuant to policies established by the Company's Board of Directors.

The Funds may in the future wish to invest in foreign repurchase agreements. Currently, markets for foreign repurchase agreements are in the developing stage in various countries and it can be expected that new markets will continue to be developed in the future. The Funds do not have any current intention of engaging in foreign repurchase agreements, and will not do so until general guidelines and criteria have been approved by the Company's Board of Directors.

Reverse Repurchase Agreements. In a reverse repurchase agreement, a Fund temporarily transfers possession of a security to another party, such as a bank, in return for cash. At all times that a reverse repurchase agreement is outstanding, the Fund will maintain cash and liquid high grade debt securities in a segregated account at its custodian bank with a value at least equal to its obligation under the agreement.
Reverse repurchase agreements are considered to be borrowings for purposes of investment limitation 1. on page 4 of this Statement of Additional
Information, and therefore are subject to the overall percentage limitations on borrowings and the restrictions on the purposes of borrowings contained in that limitation. As of the date of this Statement of Additional Information, the Funds do not invest in reverse repurchase agreements, and will not do so until the Board of Directors has approved guidelines for such investments.


Borrowings. The Funds' ability to borrow money creates special risks not associated with funds that have similar investment objectives and policies but do not have the ability to borrow money or borrow at the same level as the Funds. Borrowings by the Funds may have either a positive or negative effective on their respective levels of investment income. Any investment income or gain earned from amounts borrowed which is in excess of the interest due on and other costs of such borrowings may cause the Funds' investment income to be greater than would otherwise be the case. Conversely, if the investment performance of any amount borrowed fails to cover the interest due on and other costs of such borrowings, the Funds' investment income will be less than would otherwise be the case.

Investment in Other Investment Companies. Emerging and developing markets countries often limit foreign investments in equity securities of issuers located in such countries. As a result, the Funds may be able to invest in such countries solely or primarily through open- or closed-end investment companies. Each Fund may invest in such companies to the extent permitted under the 1940 Act. The Funds may not invest in any investment companies managed by AIB Govett or any of its affiliates. Investments in investment companies may involve a duplication of certain expenses, such as management and administrative expenses.

Restricted Securities. The Funds may invest in foreign securities that are restricted against transfer within the U.S. or to U.S. persons. Although securities subject to such U.S. transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions. Unless these securities are limited as to resale within their principal market, the Funds treat such foreign securities whose principal market is abroad as not being subject to investment limitation on restricted securities.

Portfolio Turnover. The Company's Board of Directors periodically reviews the Investment Manager's performance of their respective responsibilities in connection with the placement of portfolio transactions on behalf of the Funds, and reviews the commissions paid by the Funds to determine whether such commissions are reasonable in relation to what the directors believe are the benefits to the Funds.

The frequency of portfolio transactions--the "portfolio turnover rate"--varies from year to year depending on market conditions. Because a high annual turnover rate increases transaction costs and may lead to capital gains which are subject to federal taxation, AIB Govett or the Subadviser carefully weighs anticipated benefits of a trade against expected transaction costs and tax consequences. Neither AIB Govett nor the Subadviser engages in short-term trading except when necessary to prudently manage the Funds' portfolios. The portfolio turnover rates for the Funds for the period from January 1, 1998 through December 31, 1998 were: International Equity Fund - 109%; Emerging Markets Equity Fund - 121%; Smaller Companies Fund - 104%; International Smaller Companies Fund - 0%; and Global Income Fund - 23%. Each Fund's portfolio turnover rate reflects market conditions affecting the economies that Fund invests in. International Equity Fund's portfolio turnover increased in response to volatile global market conditions. The portfolio turnover rate for Global Income Fund has decreased as current portfolio holdings have remained consistently attractive and a relatively consistent level of subscriptions and redemptions have not prompted portfolio activity.


Temporary Defensive Strategies. To retain flexibility to respond promptly to adverse changes in market and economic conditions, AIB Govett, in its discretion, may use temporary defensive strategies. Under such strategies, a Fund may hold up to 100% of its total assets as cash (either U.S. dollars, foreign currencies or multinational currency units), and/or invest in short-term, high-quality debt securities, including money market securities. For debt obligations other than commercial paper, such instruments must be rated, at the time of purchase, at least in the AAA category by Standard & Poor's or at least in the Aaa category by Moody's, or if unrated, determined to be of comparable quality by AIB Govett. For commercial paper, such investments must be rated, at the time of purchase, at least in the A-2 major rating category by Standard & Poor's or in the Prime-2 major rating category by Moody's, or if unrated, determined to be of comparable quality by AIB Govett.


Money Market Instruments. The Funds may, from time to time, invest excess cash in the following "money market" securities:

U.S. Government Securities. The Funds may invest in the various types of short-
--------------------------
term marketable securities issued by or guaranteed as to principal and interest by the U.S. government and supported by the full faith and credit of the U.S. Treasury. U.S. Treasury obligations differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government securities, have a maturity of up to one year and are issued on a discount basis.

U.S. Government Agency Securities. The Funds may invest in short-term U.S.
---------------------------------
government agency securities which are debt securities issued by government-sponsored enterprises and federal agencies. Examples are the Federal National Mortgage Association and the Federal Intermediate Credit Bank. Such securities are not direct obligations of the Treasury but involve U.S. government sponsorship or guarantees by U.S. government agencies or enterprises. Such securities are subject to fluctuations in market value due to fluctuations in market interest rates. Certain types of these securities are subject to fluctuations in yield due to early prepayments on mortgages underlying such securities. The Funds may invest in all types of U.S. government agency securities currently outstanding or to be issued in the future.

Bank Obligations. These obligations include, but are not limited to, negotiable
----------------
certificates of deposit, bankers' acceptances and fixed time deposits. The Funds will limit their investment in U.S. bank obligations to obligations of U.S. banks (including foreign branches) which have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation. The Funds will limit their investments in foreign bank obligations to U.S. dollar denominated obligations of foreign banks which at the time of investment (i) have more than $10 billion, or the equivalent in other currencies, in total assets; (ii) in terms of assets are among the 75 largest foreign banks in the world; (iii) have branches or agencies in the U.S.; and (iv) in the opinion of the Investment Manager are of an investment quality comparable with obligations of U.S. banks which may be purchased by the Funds.

Fixed time deposits are obligations of U.S. banks, of foreign branches of U.S. banks, or of foreign banks which are payable at a stated maturity date and bear a fixed rate of interest. Generally, fixed time deposits may be withdrawn on demand by the investor, but they may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. Although fixed time deposits do not have a market, there are no contractual restrictions on the Funds' right to transfer a beneficial interest in the deposit to a third party. It is the policy of each Fund not to invest in
(i) fixed time deposits subject to withdrawal penalties, other than overnight deposits; (ii) repurchase agreements with more than seven days to maturity; or
(iii) other illiquid securities, if in the aggregate more than 5% of the value of its net assets would be so invested.

Obligations of foreign banks and foreign branches of U.S. banks involve somewhat different investment risks from those affecting obligations of U.S. banks, including the possibilities that liquidity could be impaired because of future political and economic developments, that the obligations may be less marketable than comparable obligations of U.S. banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions (such as foreign exchange controls) may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks, or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks differ from those applicable to U.S. banks. In that connection, foreign banks are not subject to examination by any U.S. government agency or instrumentality.

Short-Term Corporate Debt Instruments. The Funds may invest in commercial paper,
-------------------------------------
which refers to short-term, unsecured promissory notes issued by U.S. and foreign corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months.

The Funds may also invest in non-convertible corporate debt securities (e.g., bonds and debentures) with no more than one year remaining to maturity at the date of settlement. Corporate debt securities with a remaining maturity of less than one year tend to become extremely liquid and are traded as money market securities.

The Funds' commercial paper investments at the time of purchase will be rated at least in the A-2 major rating category by Standard & Poor's or in the Prime-2 major rating category by Moody's, or if unrated, will be of comparable quality as determined by the Investment Manager. The Funds' short-term investments in corporate bonds and debentures (which must have maturities at the date of purchase of one year or less) must be rated at the time of settlement at least AA by Standard & Poor's or Aa by Moody's or if unrated, will be of comparable quality as determined by the Investment Manager. See Appendix A to this Statement of Additional Information for information about Moody's and Standard
& Poor's ratings.

Mortgage-Backed Securities. Mortgage-backed securities represent interests in pools of mortgage loans and provide the purchasers of such securities a flow-through of interest and principal payments as such payments are received with respect to mortgages in the pool. An issuer may offer senior or subordinated securities backed by the same pool of mortgages. Mortgage-related securities may be issued by private entities, agencies of the U.S. government or by corporations established under the authority of legislation.

Mortgage-backed securities have the same risks of most debt securities, including the risk of default as to some or all of the principal and interest. In addition, mortgage-backed securities also have the risks of prepayment or delay, that is, if some or all of the underlying mortgages are paid before or after the anticipated date of payment (which may be before or after the stated maturity date), the holder of the mortgage-backed securities may have to invest the paid principal at times when interest rates are not favorable.

Year 2000. The funds may be adversely affected if the computer systems of the Investment Manager, the Funds' other service providers, or of other key participants in the international financial community do not properly process and calculate date-related information from and after January 1, 2000.

The Investment Manager and its affiliates and the Funds' service providers have assembled teams of information technology professionals to address Year 2000 issues. The key phases of their preparation plans include an inventory of all internal systems, vendors products and services; an assessment of all systems for date reliance and the impact of the century rollover on each; and the renovation and testing of affected systems. The Funds will not bear the costs of these efforts. In addition, the portfolio management teams inquire about the Year 2000 preparations of current and prospective Fund investments, but there is no certainty that the information provided in response is complete or accurate or that a company's Year 2000 problems will not affect a Fund's performance.

Inadequate preparations for Year 2000 by Funds' service providers and other with whom they interact could adversely affect the Funds' operations, including pricing, securities trading and settlement, and the provision of shareholder services. However, as a result of the service providers' efforts, the Funds do not anticipate a material adverse impact on their business, operations or financial condition relating to Year 2000 issues. Nevertheless, there can be no assurance that the steps taken will be sufficient and timely or that interaction with other computer systems which are not prepared will not have a material adverse effect on the Funds' business, operations or financial condition.

European Monetary Union and The Euro. On January 1, 1999, the European Monetary Union ("EMU") introduced a new single currency, the euro, which replaces the national currencies of the participating member nations. Until 2002, the national currencies will continue to exist, but exchange rates will be pegged to the euro. In addition, the 11 participating countries will share a single official interest rate and will adhere to agreed upon guidelines on government borrowing. Although budgetary decisions remain in the hands of each participating country, the European Central Bank is responsible for setting the official interest rate to maintain price stability within the euro group.

The economic union and the introduction of the euro is motivated by expectations of economic benefits, including lower transactions costs, reduced exchange rate risk, and growth of European financial markets. There are significant risks associated with EMU as a monetary and economic union of this scale has not been attempted before. This uncertainty may increase volatility in international markets including the Funds.


                             DIRECTORS AND OFFICERS

The Company's Board of Directors has the responsibility for the overall management of the Funds, including general supervision and review of their investment activities. The Board of Directors, in turn, appoints the officers who are responsible for administering the day-to-day operations of the Funds. Listed below are the directors and officers of the Funds, and their affiliations and principal occupations for the past five years. Directors who may be "interested persons" of the Funds, as defined in the 1940 Act, are designated by an asterisk (*).

Directors
---------

Elliott L. Atamian (24 Country Drive, Weston, MA 02193) is a private investor, and has served on the Board of Directors of Rogers Foam Corp. since 1989 and Brookline Savings Bank since 1978. He was a Professor of Finance at Northeastern University from 1977 to 1991 and served on the Board of Directors of certain mutual funds managed by John Hancock Advisors, Inc. from 1972 to 1991. He is 80.

Patrick Cunneen * (c/o AIB Asset Management Holdings Limited, AIB International Center, Dublin, Ireland 1) graduated from University College, Dublin with a Bachelor of Commerce degree in 1967. He joined AIB Investment Managers Limited ("AIBIM") as Managing Director in 1991 and currently holds the office of Vice Chairman and Director of AIB Asset Management Holdings Limited. AIBIM is a subsidiary of Allied Irish Banks plc, the majority owner of AIB Govett. Prior to joining AIBIM, Mr. Cunneen was Investment Director of New Ireland Assurance Company Limited, where he had been since 1972. He has been a member of the Society of Investment Analyst since 1974, and is a former Chairman of the Irish Association of Investment Managers. He is 53.

Sir Victor Garland * (15 Wilton Place, Knightsbridge, London, SW1X 8RL) is President of the Company. He has been a private investor since 1984 and currently serves as a director of a number of U.K. public companies. He is the former Australian Ambassador to the U.K. and a former director of Prudential Assurance Corporation in the U.K. He is 64.

James M. Oates (c/o The Wydown Group, 60 State Street, Suite 950, Boston, MA 02109) is currently Managing Director of The Wydown Group and Chairman of IBEX Capital Markets, LLC. His present Board affiliations include: Blue Cross and Blue Shield of New Hampshire, Director; Phoenix Mutual Funds, Director; Phoenix Duff & Phelps, Director, Chairman of the Compensation Committee; The Govett Funds, Director, Member of the Audit Committee; Investors Bank & Trust, Director, Member of Executive Committee, Chairman of the Compensation Committee; Investor Financial Services Corp., Director; Member of the Executive Committee, Chairman of the Compensation Committee, and Member of the Nominating Committee; Plymouth Rubber Company, Director; Stifel Financial, Director, Member of the Executive Committee and Member of Compensation, Audit and Finance Committees; Emerson Investment Management, Inc., Director and Member of the Executive Committee; Massachusetts Housing Partnership, Vice Chairman and Director; Massachusetts General Hospital, Member of the Corporation; Middlesex School (Concord, MA), President of the Board of Trustees; Chief Executive Organization, Member. He is 52.

Frank R. Terzolo (c/o C.R.T. Strategies, 65337 East Brassie Drive, Tucson, AZ, 85739) is presently President and Chief Executive Office of C.R.T. Strategies, a
company that designs and implements charitable remainder trusts.   From 1989 to
1996 he was President and Chief Executive Officer of Ameritrust Network, Inc., which also designed and implemented charitable remainder trusts. From 1988 to 1989, he was President and Chief Executive Officer of American Equities, and from 1984 to 1988 he was President and Chief Operating Officer for Equitec Securities Company, a financial services company. He is 65.

Officers
--------

Sir Victor Garland (15 Wilton Place, Knightsbridge, London, SW1X 8RL) is President of the Company. He has been a private investor since 1984 and currently serves as a director of a number of U.K. public companies. He is the former Australian Ambassador to the U.K. and a former director of Prudential Assurance Corporation in the U.K. He is 64.

Colin Kreidewolf, (c/o AIB Govett, Inc., 250 Montgomery Street, Suite 1200, San Francisco, CA 94104) Treasurer of the Company, joined AIB Govett London in 1981. He became a member of The Institute of

Chartered Secretaries and Administrators in England and Wales in 1986. He is Senior Vice President of AIB Govett responsible for financial and operational activities of the Company. He is 39.

Catherine M. MacGregor (c/o AIB Govett, Inc., 250 Montgomery Street, Suite 1200, San Francisco, CA 94104) is Secretary of the Company, and she is Compliance Officer and Corporate Secretary of AIB Govett. She joined AIB Govett in 1997. From 1993 to 1997, Ms. MacGregor was with Chase Global Funds Services Company (the Funds' fund administrator and fund accountant), most recently as Manager, Fund Administration and Compliance. She is a member of the bar of Ontario and Massachusetts. She is 34.

Andrew Barnett, (c/o AIB Govett Asset Management Limited, Shackleton House, 4 Battle Bridge Lane, London, England SE1 2HR) Assistant Treasurer of the Company, joined AIB Govett London in 1987. He graduated from Manchester University in 1970 with a BA (Hons) in History, Economics, and Politics and become a member of the Institute of Chartered Accountants in England and Wales in 1974. He was appointed Operations Director in 1991. He is 51.

John Wade, (c/o AIB Govett Asset Management Limited, Shackleton House, 4 Battle Bridge Lane, London, England SE1 2HR) Assistant Treasurer of the Company, joined AIB Govett London in 1989. In 1998, he was appointed Manager of US Administration. Prior to 1989, he was a fund accountant with Aitken Hume Bank in their unit trust operations for ten years. He is 45.

As indicated above, a director and officer may hold other positions with the Investment Manager and its affiliates. The President of the Company is a resident of the United Kingdom and has appointed the Company, located at 250 Montgomery Street, Suite 1200, San Francisco, CA, 94104, as his agent for notice.

Directors not affiliated with the Investment Manager are paid director fees of $20,000 per year, plus a fee of $1,000 per Board meeting, with Mr. Atamian the independent Board member who serves on the Pricing Committee to receive a retainer of $1,000. Each member of the Committee on Administration and the Audit Committee, which are comprised of all directors who are not employees of the Investment Manager or its affiliates, is compensated in the amount of $1,000 for each meeting, except when its meetings are held in conjunction with regular or special Board meetings or for short telephonic meetings. Directors not affiliated with the Investment Manager are reimbursed for expenses incurred in connection with attending Board of directors meetings.

These fees are paid equally by all Fund. No officer or director receives any other compensation directly from the Funds. As of January 31, 1999, the directors and officers, as a group, owned of record and beneficially less than 1% of the total outstanding shares of any Fund. The officers and directors of the Company who are not U.S. residents have appointed the Company, 250 Montgomery Street, Suite 1200, San Francisco, California 94104, as their agent for notice.

The holders of a majority of the outstanding shares of the Company can elect all of the Company's directors and can remove one or more of the directors. The holders of a majority of the outstanding shares of a Fund can change the Fund's investment objective and fundamental investment policies and restrictions, and can approve, disapprove, or amend the Management Contract and Distribution Agreement, with respect to that Fund. The holders of a majority of the outstanding shares of any class of a Fund can approve, disapprove, or amend the Distribution Plan for such class. Shareholders holding at least 10% of the Company's outstanding shares may call a meeting of shareholders. Large redemptions by one or more shareholders in a Fund could give rise to significant transaction costs which will be borne by the remaining shareholders in the Fund, and could otherwise adversely affect the performance of the Fund.

The following table summarizes the above information relating to the directors and officers of the Company, and the total compensation paid to them by the Funds during 1998. The Govett Funds have not established any pension, retirement or deferred compensation plans for directors or officers. No officers of the Company, other than the President, received any compensation from any Fund or the Fund Complex during 1998.

----------------------------------------------------------------------------------------------------------------------------
                                                  Aggregate Compensation By Fund:
                   ---------------------------------------------------------------------------------------------------------
                        Govett        Govett        Govett                         Govett         Govett
                     International   Emerging       Smaller        Govett          Latin          Global          Total
Name, Age, Position     Equity        Markets      Companies        Asia          America         Income      Compensation
                         Fund       Equity Fund      Fund           Fund+          Fund+           Fund       From  Funds*
----------------------------------------------------------------------------------------------------------------------------
Elliott L. Atamian,      $4,500.00    $4,499.99      $4,499.99      $4,500.01       $4,500.01     $4,500.00       $27,000.00
80, Director
----------------------------------------------------------------------------------------------------------------------------
Patrick K. Cunneen             N/A          N/A            N/A            N/A             N/A           N/A              N/A
53, Chairman and
Director
----------------------------------------------------------------------------------------------------------------------------
Sir Victor Garland       $4,333.34    $4,333.34      $4,333.34      $4,333.32       $4,333.32     $4,333.34       $26,000.00
64, President  &
Director
----------------------------------------------------------------------------------------------------------------------------
James M. Oates           $4,333.34    $4,333.33      $4,333.33      $4,333.33       $4,333.33     $4,333.34       $26,000.00
52, Director
----------------------------------------------------------------------------------------------------------------------------
Frank R. Terzolo         $4,333.33    $4,333.34      $4,333.34      $4,333.33       $4,333.33     $4,333.33       $26,000.00
65, Director
----------------------------------------------------------------------------------------------------------------------------

        * based on fiscal year ending December 31, 1998
        + Asia and Latin America Funds merged with Emerging Markets Equity as of the close of business December 18, 1998.


                            MANAGEMENT OF THE FUNDS

Under the Company's Articles of Incorporation and the laws of Maryland, the Board of Directors is responsible for overseeing the conduct of the funds' business and the activities of each fund. Under the Investment Management Agreement effective on January 1, 1998, AIB Govett provides the funds with day-to-day management services and makes, or supervises any subadviser who makes, investment decisions on the funds' behalf in accordance with each fund's investment policies.

Investment Manager
------------------

AIB Govett, located at 250 Montgomery Street, Suite 1200, San Francisco, CA 94104, is the investment manager of the Funds.

Subadviser
----------

AIB Govett London, a U.K. company located at Shackleton House, 4 Battle Bridge Lane, London SE1 2HR, England, serves as investment subadviser to each Fund. The Subadviser and the Investment Manager are affiliates of each other and members of the AIB Group.

Distributor and Principal Underwriter
-------------------------------------

First Data Distributor, Inc. (formerly FPS Broker Services, Inc., the "Distributor" or "FDDI"), 4400 Computer Drive, Westborough, MA 01581, is the Funds' distributor and principal underwriter.

Transfer Agent
--------------

First Data Investor Services Group, Inc. (formerly FPS Services, Inc., the "Transfer Agent"), 3200 Horizon Drive, King of Prussia, PA 19406, provides the Company and each Fund with certain services, including the following: (1) preparation and maintenance of accounts and records for each Fund and performance of certain related functions; and (2) provision of transfer agency services to each Fund. These services are provided at cost plus a profit. The Transfer Agent and Distributor are affiliates and both are subsidiaries of First Data Corporation.

Fund Administrator and Accountant
---------------------------------

Chase Global Funds Services Company, Inc., 73 Tremont Street, Boston, MA 02108 (the "Fund Administrator and Accountant") provides the Company with certain administration and accounting services.

Custodian
---------

The Chase Manhattan Bank, 4 MetroTech Center, Brooklyn, NY 11245 (the "Custodian") is the Funds' global custodian.

The Custodian and the Fund Administrator and Accountant do not participate in decisions relating to the purchase and sale of portfolio securities. These entities provide services in connection with the sale, exchange, substitution, transfer and other dealings with the Funds' investments, receive and disburse all funds and perform various other duties upon receipt of proper instructions from the Funds. The Custodian also acts as Custodian for certain cash and securities of the Funds maintained outside of the U.S. in certain countries through certain foreign subcustodians pursuant to the requirements of a Securities and Exchange Commission rule. The Custodian charges custody fees which are believed to be competitive within the industry.

Independent Accountant
----------------------

PricewaterhouseCoopers LLP, 333 Market Street, San Francisco, CA, 94105, acts as the Funds' independent accountants.

Fund Counsel
------------

Goodwin, Procter & Hoar LLP, One Exchange Place, Boston, MA 02109-2881, serves as Fund counsel.

Principal Shareholders and Control Persons
------------------------------------------

The following persons are known by the Company to own of record or beneficially 5% or more of the particular class of securities of the indicated Funds as of January 31, 1999:

------------------------------------------------------------------------------------------
Name and Address                    Fund/Class            Percentage of Outstanding Shares
of Shareholder                                            as of January 31, 1999
------------------------------------------------------------------------------------------
Michael E. Pichichero       International Equity/A                              6.98%
332 Landing Road South
Rochester, NY  14610-3535
------------------------------------------------------------------------------------------
Light & Co                  International Equity/I                             88.52%
c/o First National Bank
of Maryland
Security Processing
109-911
P.O. Box 1596
Baltimore, MD 21203-1596
------------------------------------------------------------------------------------------
St. Elizabeth Hospital      Global Income Fund/A                               16.97%
1501 Hartford
P. O. Box 7501
Lafayette, IN 47904-2126
------------------------------------------------------------------------------------------
Subramonian Shankar         Global Income Fund/A                                5.91%
5990 Neely Ct
Norcross, GA 30092-1418
------------------------------------------------------------------------------------------
AIB Govett, Inc.            International Smaller                                100%
FAO Colin Kreidewolf        Companies/A
250 Montgomery Street,
Suite 1200
San Francisco, CA 94104
------------------------------------------------------------------------------------------
AIB Asset Management        International Smaller                                100%
Holdings                    Companies/I
FAO Colin Kreidewolf
250 Montgomery Street,
Suite 1200
San Francisco, CA 94104
------------------------------------------------------------------------------------------

Light & Co. (c/o First National Bank of Maryland, Security Processing 109-911, P.O. Box 1596, Baltimore, MD 21203-1596) owns 31.48% of the shares of International Equity Fund as of January 31, 1998, and is a "control person" of that Fund as defined in the 1940 Act. As a result, Light & Co. may have significant influence on shareholder votes taken for the International Equity Fund.


Expenses: Investment Management and Subadvisory Arrangements
------------------------------------------------------------

In addition to the investment management fee payable to the Investment Manager (described below) and the compensation payable to the Transfer Agent, the Funds pay all of their own expenses, including, without limitation, the costs and expenses attributable to the preparation, typesetting, printing and mailing of their proxy materials to existing shareholders, their legal expenses, and the fees of their custodians, auditor and non-interested directors. The Funds' Investment Management Contract with the Investment Manager also provides that the Funds will pay for the typesetting, printing and mailing of prospectuses, Statements of Additional Information and reports to existing shareholders. Other expenses paid by the Funds include interest, taxes, brokerage commissions, and other portfolio transactions fees and charges, the Funds' proportionate share of insurance premiums and dues, and the costs of registering shares under federal and state securities laws. The Funds are also responsible for such nonrecurring expenses as may arise, including costs of litigation to which the Funds are party and any obligations they may have to indemnify their officers and directors with respect to such litigation.

Pursuant to the Investment Management Contract, each Fund is obligated to pay the Investment Manager a monthly fee computed at the close of business on the last business day of each month equal to a monthly rate of approximately .08%, or 1% per year (.06% monthly or .75% per year for the Global Income Fund), of the average daily net assets of the Fund.

During the fiscal years ending December 31, 1996, 1997 and 1998 the Investment Manager was entitled to receive management fees as follows:


-----------------------------------------------------------
FUND                         1996        1997       1998
-----------------------------------------------------------
International Equity      $  238,566  $  216,129   $155,629
-----------------------------------------------------------
Emerging Markets Equity      652,671     532,713    209,395
-----------------------------------------------------------
Smaller Companies          3,144,746   1,730,046    838,390
-----------------------------------------------------------
Global Income                180,905     101,316     61,731
-----------------------------------------------------------
International Smaller            n/a         n/a        n/a
 Companies
-----------------------------------------------------------
Asia +                        62,037      26,499        n/a
-----------------------------------------------------------
Latin America +               56,499      53,584        n/a
-----------------------------------------------------------

+ Asia and Latin America Funds merged with Emerging Markets Equity Fund as of the close of business December 18, 1998.

Of these fees, the Investment Manager waived and reimbursed the following amounts:

-----------------------------------------------------------
FUND                         1996        1997       1998
-----------------------------------------------------------
International Equity      $  174,141  $  110,750   $140,867
-----------------------------------------------------------
Emerging Markets Equity      137,788     188,156    324,811
-----------------------------------------------------------
Smaller Companies          1,022,796   1,050,572    772,450
-----------------------------------------------------------
Global Income                218,527     129,931    141,236
-----------------------------------------------------------
International Smaller            n/a         n/a        n/a
 Companies
-----------------------------------------------------------
Asia +                       316,924     218,074        n/a
-----------------------------------------------------------
Latin America +              262,753     159,809        n/a
-----------------------------------------------------------

+ Asia and Latin America Funds merged with Emerging Markets Equity Fund as of the close of business December 18, 1998.

The Investment Management Contract remains in effect until the second anniversary of its effective date with respect to such Fund. Thereafter, it continues in effect for successive annual periods, provided such continuance is specifically approved at least annually by a vote of the Company's Board of Directors or by a vote of the holders of a majority of the Fund's outstanding voting securities, and in either event by a majority of the Company's directors who are not parties to the agreement or interested persons of any such party (other than as directors of the Company), cast in person at a meeting called for that purpose. The Investment Management Contract may be terminated without penalty at any time by one or more of the Funds or by the Investment Manager on sixty days written notice without penalty, and will automatically terminate in the event of its assignment, as defined in the 1940 Act.

Pursuant to the Subadvisory Agreements with the Investment Manager, the Subadviser provides day-to-day investment advisory services to the Funds. The Subadviser furnishes an investment program and make investment decisions for the Funds, subject to the supervision of the Investment Manager and the Company's Board of Directors. Under the Subadvisory Agreement, AIB Govett, out of the investment advisory fees received for each particular fund, pays AIB Govett London an annual fee, computed daily and paid monthly, equal to .45% of average daily net assets for the Emerging Markets Equity Fund, Smaller Companies Fund, International Smaller Companies Fund, International Equity Fund, China Fund, and Europe Fund and equal to .3375% of average daily net assets for the Global Income Fund. Both the Investment Manager and Subadviser waive their fee to the extent necessary to maintain the current expense limitations.

AIB Govett and the Subadviser permit their investment and other personnel to purchase and sell securities for their own accounts, subject to a compliance policy governing personal investment. This policy requires investment and other personnel to conduct their personal investment activities in a manner that is not detrimental to the Funds or to any of the group's other advisory clients.


                              BROKERAGE ALLOCATION

Under the Funds' Investment Management Contract, the selection of securities dealers to execute transactions in the portfolios of the Funds is made by the Investment Manager in accordance with criteria set forth in the prospectuses, the Investment Management Contract, and policies adopted by the Company's Board of Directors. The following procedures followed by the Investment Manager and the Subadviser for the Emerging Markets Equity Fund, Smaller Companies Fund, International Smaller Companies Fund, International Equity Fund, Global Income Fund, China Fund, and Europe Fund.

The Investment Manager and the Subadviser place portfolio transactions for the Funds with those securities broker-dealers which the Investment Manager believes will provide best value in transaction and research services for the Funds, either in a particular transaction or over a period of time. Although some transactions involve only brokerage services, many involve research services as well.

In valuing brokerage services, the Investment Manager and the Subadviser make judgments as to which securities broker-dealers are capable of providing the most favorable net price (not necessarily the lowest commission) and the best execution in a particular transaction. Best execution connotes not only general competence and reliability of a securities broker-dealer, but specific expertise and effort of a securities broker-dealer in overcoming the anticipated difficulties and fulfilling the requirements of particular transactions, because the problems of execution and the required skills and effort vary greatly among transactions.

In valuing research services, the Investment Manager and the Subadviser make a judgment as to the usefulness of research and other information provided by a securities broker-dealer to the Investment Manager and the Subadviser in managing the Funds' investment portfolios. In some cases, the information, e.g., data for recommendations concerning particular securities, relates to the specific transaction placed with the securities broker-dealer, but for the greater part the research consists of a wide variety of information concerning companies, industries, investment strategy and economic, financial and political conditions and prospects, useful to the Investment Manager and the Subadviser in advising the Funds. The Funds may pay to those securities broker-dealers which provide brokerage and research services to the Investment Manager and the Subadviser a higher commission than that charged by other securities broker-dealers if the Investment Manager and the Subadviser determines in good faith that the amount of the commission is reasonable in relation to the value of those services in terms either of the particular transaction, or in terms of the overall responsibility of the Investment Manager and the Subadviser to the Funds and to any other accounts over which the Investment Manager and the Subadviser exercises investment discretion.

The reasonableness of brokerage commissions paid by the Funds in relation to transaction and research services received is evaluated by the staff of the Investment Manager and the Subadviser on an ongoing basis. The general level of brokerage charges and other aspects of the Funds' portfolio transactions are reviewed periodically by the Company's Board of Directors.

The Investment Manager and the Subadviser are the principal source of information and advice to the Funds, and are responsible for making and initiating the execution of investment decisions for the Funds. However, the Investment Manager and the Subadviser believe that it is important for the Investment Manager and the Subadviser, in performing its responsibilities to the Funds, to continue to receive and evaluate the broad spectrum of economic and financial information that many securities broker-dealers have customarily furnished in connection with brokerage transactions, and that in compensating securities broker-dealers for their services, it is in the interest of the Funds to take into account the value of the information received for use in advising the Funds. The extent, if any, to which the obtaining of such information may reduce the expenses of the Investment Manager and the Subadviser in providing management services to a Fund is not readily determinable. In addition, other clients of the Investment Manager and the Subadviser, including other Funds, might also benefit from the information obtained for a particular Fund, in the same manner that Fund might also benefit from information obtained by the Investment Manager and the Subadviser in performing services to others, including one or more of the other Funds.

The Investment Manager and the Subadviser will ordinarily place orders for the purchase and sale of over-the-counter securities on a principal rather than agency basis with a principal market maker unless, in the opinion of the Investment Manager and the Subadviser, a better price and execution can otherwise be obtained. Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from securities broker-dealers will include a spread between the bid and asked prices. Subject to the requirement of best execution, the sale of Fund shares may also be considered as a factor in the selection of securities broker-dealers to execute the Funds' portfolio transactions.

Investment decisions for each Fund are made independently from those of other of the Investment Manager's or the Subadviser's client accounts or other funds managed or advised by the Investment Manager or the Subadviser, including the other Funds. Nevertheless, it is possible that at times identical securities will be acceptable for both one or more Funds and one or more of such client accounts or other funds. In such event, the position of the Fund and such other client accounts or other funds in the same issuer may vary. The length of time that each may choose to hold its investment in the same issuer may also vary. However, to the extent any of these client accounts or other funds seeks to acquire the same security as a Fund at the same general time, the Fund may not be able to acquire as large a part of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security.
Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same general time. The Investment Manager or the Subadviser seeks to provide fair and equitable treatment for each Fund in the selection of investments and allocation of investment opportunities between the Fund and the Investment Manager's or the Subadviser's other investment management clients, including the other Funds.

Total brokerage commissions paid by the Funds during 1996, 1997, and 1998 were:

-----------------------------------------------------------
FUND                         1996       1997       1998
-----------------------------------------------------------
International Equity      $  161,651   $113,012     88,587
-----------------------------------------------------------
Emerging Markets Equity      939,277    593,575    212,220
-----------------------------------------------------------
Smaller Companies          1,166,106    218,450    304,050
-----------------------------------------------------------
Global Income                    n/a      5,853        n/a
-----------------------------------------------------------
International Smaller            n/a        n/a        n/a
Companies
-----------------------------------------------------------
Asia +                       214,836     63,025        n/a
-----------------------------------------------------------
Latin America +               77,244     37,991        n/a
-----------------------------------------------------------

+ Asia and Latin America Funds merged with Emerging Markets Equity Fund as of the close of business December 18, 1998, and for 1998 the Emerging Markets Equity figure is a composite for all three funds.

                          THE COMPANY AND THE SHARES

Each Fund is a series of The Govett Funds, Inc. (the "Company"). The Company was organized as a Maryland corporation on November 13, 1990.

The Company's Articles of Incorporation permit the Directors to create an unlimited number of series (funds). There are currently seven funds which comprise the Company. They are: Govett Emerging Markets Equity Fund, Govett Smaller Companies Fund, Govett International Smaller Companies Fund, Govett International Equity Fund, Govett Global Income Fund, Govett China Fund, and Govett Europe Fund.

Each Fund has designated three classes of shares. Class A Retail Shares are sold without any initial or deferred sales charge. Prior to September 1, 1998, Class A Retail Shares were sold with an initial sales charge. Class B Retail Shares are sold without an initial sales charge but are subject to a contingent deferred sales charge ("CDSC") upon certain redemptions. Class B Retail Shares are not currently available to the public. Institutional Class Shares are sold without any sales charge. Class A Retail and Institutional Class Shares are subject to a short-term redemption and exchange fee.


As of January 1, 1995, all of the previously outstanding shares of each Fund were redesignated "Class A" shares without other changes, and Class B and Class C shares were authorized for issuance. With effect from June 27, 1997, Class C shares have been redesignated Institutional Class shares, which are available for purchase only by certain eligible investors. As of the date of this Prospectus, Class B shares, which are described in a separate prospectus, are not available to the public.


Each class of shares of a Fund represents an interest in the same portfolio of investments, have the same rights and are identical in all material respects, and each class has its own sales charge structure. Each class has distinct advantages and disadvantages for investors in different financial circumstances and with different investment goals. In addition, Institutional Class has no voting rights with respect to the Rule 12b-1 distribution plan pursuant to which the distribution fee for Class A Retail Shares is paid.

Voting Rights. The total authorized capital stock of the Company consists of three billion shares. Currently, the Company issues seven series of shares, each of which corresponds to one of the Funds. Each Fund has authorized 250 million shares for issuance. The shares have no preemptive or conversion rights; the voting and dividend rights, and the right of exchange or redemption with respect to each class of shares of the Funds are described in the Funds' prospectuses. Upon issuance and payment as described in the prospectuses, shares of each Fund will be fully paid and non-assessable. Shareholders holding 10% or more of the outstanding shares of the Funds may, as set forth in the Articles of Incorporation, call meetings for any purpose, including the purpose of voting on removal of one or more of the Company's Directors. Separate votes are taken by a Fund when a matter affects only that Fund. The Funds normally will not hold meetings of shareholders except as required under the 1940 Act and Maryland law. The Funds would be required to hold a shareholders' meeting in the event that, at any time, less than a majority of the directors holding office have been elected by shareholders. Directors will continue to hold office until their successors are elected and have qualified. Shares of the Funds do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Directors can elect all of the Directors. A Fund may be terminated upon the sale of its assets to another diversified, open-end management investment company, or upon liquidation and distribution of its assets, if approved by the requisite vote of the holders of the outstanding shares of that Fund. If not so terminated, the portfolios are expected to continue indefinitely.


            ADDITIONAL PURCHASE, EXCHANGE AND REDEMPTION INFORMATION

Please see the section entitled "About Your Account" in the prospectus relevant to the Class of shares you hold for general information and explanations about how to purchase, redeem and exchange shares of the Funds, including information about sales charges and special shareholder services such the telephone privilege, systematic withdrawal plans, and automatic investment plans. The information included in this Statement of Additional information supplements the information included in the prospectuses.

When purchasing shares of a Fund, investors must specify whether the purchase is for Class A or Institutional Class shares. An unspecified purchase order will be considered an order for Class A Retail Shares.

How to Buy Shares. Effective January 1, 1998, the minimum initial investment for new investors in Class A Retail and Class B Retail shares ("Second Stage Shareholders") of any series of the Funds is $5,000 and any subsequent investments are to be $1,000 or more. Different minimums apply to investments made according to an Automatic Investment Plan. For existing shareholders of record as of the close of business December 31, 1997 ("First Stage Shareholders"), the investment minimums for identically registered accounts remain those in effect when they first invested in any Fund; specifically, $500 minimum initial investment into another Fund in the Govett Funds' family and subsequent investments of $25 or more.

For an Individual Retirement Account ("IRA") in Class A Retail or Class B Retail shares, the minimum initial investment for Second Stage Shareholders in any Fund is $2,000 and subsequent investments are to be of $1,000 or more. For First Stage Shareholders, the investment minimums for identically registered IRAs remain those in effect when they initially invested in any Fund; specifically, $500 minimum initial investment in another Fund and subsequent investments of $25 or more.

Certificates. In the interest of economy and convenience, the Funds do not issue certificates for Class A Retail shares unless you or your authorized dealer submits a written request to the Transfer Agent. You will have the same rights of ownership as if certificates had been issued. Redemptions of certificates may take longer than redemptions of non-certificated shares because physical delivery and processing of the certificates is necessary. The Funds and the Distributor recommend that shareholders of Class A Retail shares refrain from requesting certificates.

Certificates are not issued for Class B Retail or Institutional Class shares. Purchases not involving the issuance of certificates are confirmed to you and credited to your account on the books of the Transfer Agent. You have the same rights of ownership as if certificates had been issued.

When Class A Retail shares to be redeemed are represented by a share certificate, the certificate must accompany the redemption request, together with a share assignment form signed by the registered shareholders exactly as the account is registered, with signature guarantees as described above. For your own protection, you should send the share certificate and assignment form in separate envelopes.

Directed Dividends. You may elect on the Account Application to have your dividends from one Fund paid to a third party or invested in shares of the same class of another series of the Funds, provided that an existing account in such other Fund is maintained by you or for your benefit in the same employer-sponsored retirement plan. Both Fund accounts must be of the same type, either non-retirement or retirement. If the accounts are retirement accounts, they must both be for the same type of retirement plan and for the benefit of the same individual. Distributions are invested into the selected Fund at its NAV as of the payable date of the distribution.

Automatic Investment Plan. Second Stage Shareholders may buy Class A Retail or Class B Retail shares of a Fund through the Automatic Investment Plan ("AIP") with an initial amount of at least $5,000 and $100 thereafter, per Fund, to be invested on a regular basis. For First Stage Shareholders, the initial amount for an AIP remains at least $100 and $25 thereafter, per Fund, to be invested on a regular basis. The specified amount will be transferred directly from the investor's bank for investment into the designated Fund(s) on the designated investment day. These transfers are processed on the 10/th/, 15/th/, and 20/th/ of each month (or on the next business day if the designated day falls on a holiday or a weekend). To participate in the AIP, you should complete the appropriate portion of the Account Application. An AIP may be terminated by the Transfer Agent or the Funds upon 30 days written notice or by you, the participating shareholder, at any time without penalty upon written notice to the Funds or the Transfer Agent.

Automatic Exchange Plan. Investors may exchange Fund shares through the Automatic Exchange Plan. Both accounts must be of the same type and class. To participate in this plan, investors should complete the appropriate portion of the Account Application, and should contact the Transfer Agent for more information. For Second Stage Shareholders, there is a $5,000 minimum for establishing a new account and $100 minimum for an existing account. For First Stage Shareholders, the minimum remains $100 for a new Fund in an identically registered account and the minimum for an existing Fund remains $25. These transactions are effected on the 25/th/ of each month. If the 25/th/ falls on a weekend or holiday, the transaction will be effected on the next business day. The exchange fee is waived for participants in the Automatic Exchange Plan.

Short-term Redemption and Exchange Fee. To discourage short-term trading, effective September 1, 1998, purchases of Class A and Institutional Class shares are subject to a 1% redemption fee on shares redeemed within six months of acquisition of the shares. As of January 1, 1999, exchanges of Class A and Institutional Class shares are subject to a 1% fee on shares exchanged within six months of acquisition.

Waiver of CDSCs and Short-term Redemption Fees. CDSCs and Short-term Redemption Fees may be waived under the following circumstances:

     Redemption Upon Disability or Death. The Funds will waive any otherwise applicable CDSC or redemption fee on redemptions following the death or disability of a shareholder. An individual will be considered disabled for this purpose if he or she meets the definition thereof in Section 72(m)(7) of the Code, which in pertinent part defines a person as disabled if such person "is unable to engage in any substantial gainful activity by reason of any medically determinable physical or mental impairment which can be expected to result in death or to be of long-continued and indefinite duration." While the Funds do not specifically adopt the balance of Code's definition which pertains to furnishing the Secretary of Treasury with proof as he or she may require, the Distributor will require satisfactory proof of death or disability before it determines to waive the CDSC or redemption fee.

     In cases of disability or death, the CDSC or redemption fee may be waived when the descendent or disabled person is either an individual shareholder or owns the shares as a joint tenant with right of survivorship or is the beneficial owner of a custodial or fiduciary account, and where the redemption is made within one year of the death or initial determination of disability. This waiver of the CDSC or redemption fee applies to a total or partial redemption.

     Redemption in Connection with Certain Distributions from Retirement Plans. The Funds will waive the CDSC or redemption fee when a total or partial redemption is made in connection with certain distributions from the following types of retirement plans: deferred compensation plans under
     Section 451 of the Code; custodial accounts maintained pursuant to Section 403(b)(7) of the Code, and pension or profit sharing plans qualified under
     Section 401(a) of the Code. The charge may be waived upon the tax-free rollover or transfer of assets to another retirement plan invested in one or more of the Funds; in such event, as described below, the Funds will "tack" the period for which the original shares were held on to the holding period of the shares acquired in the transfer or rollover for purposes of determining what, if any, CDSC or redemption fee is applicable in the event that such acquired shares are redeemed following the transfer or rollover. The CDSC or redemption fee also will be waived on any redemption which results from the return of an excess contribution pursuant to Section 408(d)(4) or (5) of the Code, the return of excess deferral amounts pursuant to Code Section 401(k)(8) or 402(g)(2), or from the death or disability of the employee (see Code Section 72(m)(7) and 72(t)(2)(A)(ii). In addition, the CDSC or redemption fee may be waived on any minimum distribution required to be distributed in accordance with Code Section 401(a)(9).

     The Funds do not currently intend to waive the CDSC or redemption fee for any distributions from IRAs or other retirement plans not specifically described above.

     Reinvestment of Redemption Proceeds in Shares of the Same Fund Within 120 Days After Redemption (Class B only) . A Class B shareholder who has redeemed Class B Retail Shares of a Fund may reinstate any portion or all of the net proceeds of such redemption in Class A Retail Shares of any other Fund. Class B redemption proceeds cannot be reinstated in Class B Retail Shares. Any such reinstatements of Class B Retail Shares will be made at the net asset value next determined after the reinstatement request is received, which must be within 120 days after the date of the initial redemption.

     Redemption by Investment Manager. The Funds may waive CDSCs or redemption fee when a total or partial redemption is made by the Investment Manager with respect to its investments in a Fund.

Redemptions Through Authorized Dealers. If your account is with an authorized dealer, you may submit redemption requests to the dealer. Orders received from securities dealers must be at least $500, unless submitted through Fund/SERV. Generally, the Transfer Agent accepts redemption requests by telephone on any business day from 9:00 a.m. to 5:00 p.m. Eastern Time, from authorized dealers, which have a dealer agreement with the Distributor, or from other qualified brokers, provided that the dealer has received the request prior to 4:00 p.m. Eastern Time. From time to time, on a case-by-case basis, the Transfer Agent may make arrangements for later processing times with authorized dealers, so long as such arrangements comply with applicable law and Fund operational requirements. This is known as a repurchase. However, even after receipt of a repurchase order from a dealer, the funds still require a signed letter from the shareholder containing redemption instructions and all other documents required for direct redemption requests, as stated above. The shareholder's letter should refer to the fund involved, the account from which the redemption is to be made, the fact that the repurchase was ordered through a dealer, and the dealer's name. Details of the dealer-ordered trade, such as the trade date, confirmation number, and the amount of shares or dollars, will speed processing. The seven-day period within which the proceeds of the shareholder's redemption will be sent will begin when the Transfer Agent receives all documents required to complete (or "settle") the repurchase in proper form. The redemption proceeds will not earn dividends or interest during the time between receipt of by the Transfer Agent of the dealer's repurchase order and the date the redemption is processed after all necessary documents have been received. It is therefore in the shareholder's best interest to have all required documentation completed and forwarded to the Transfer Agent as soon as possible. The shareholder's dealer may charge a fee for handling the order.

Signature Guarantee. A original signature guarantee from all eligible including most banks, trust companies, and securities dealers (but not notary publics) is required in some circumstances to help protect against fraud. These circumstances include the following:

 . You wish to redeem $50,000 or more by written request.

 . The proceeds are to be paid to someone other than the registered owner(s) of the account.

 . The proceeds are to be sent to any other address other than your address of record, predesignated bank, savings and loan, credit union, or brokerage firm account.

 . The Transfer Agent believes that a signature guarantee would protect against potential claims based on the transfer instructions, including when (a) the current address of one or more joint owners of an account can not be confirmed; (b) multiple owners have a dispute or give conflicting instructions to the fund; (c) the fund has been notified or an adverse claim; (d) the instructions received by the fund are given by an agent, not the registered owner; (e) the fund determines that joint owners who are married to each other are separated or involved in divorce proceedings, or (f) the authority of a representative of a corporation, partnership, association or other entity has not been established to the fund's satisfaction.

 . The proceeds are to be sent to the shareholder's address of record and that address has changed with the preceding 30 days.

                                       or

 . The shareholder requests that the proceeds by sent directly to a bank, savings and loan, credit union or brokerage firm account that has not been predesignated in the "Bank Wiring Instructions" sections of the Account Application.

The fund reserves the right to waive signature guarantees and to request additional information under certain circumstances.

Involuntary Redemption of Class A and Class B Retail Shares in Accounts That Do Not Have the Required Minimum Balance. The Funds reserve the right to redeem shareholder accounts with balances of less than a specified dollar amount as set forth in the relevant prospectus. Prior to such redemptions, shareholders will be notified in writing and allowed a specified period of time to purchase additional shares to bring the account up to the required minimum balance. Redemptions at the discretion of the Funds are not subject to the short-term redemption fee

Redemptions in Kind. The Funds have committed themselves to pay in cash all requests for redemption of Fund shares by any shareholder of record, limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of each Fund's net assets at the beginning of such period. This commitment is irrevocable without the prior approval of the SEC. In the case of requests for redemption in excess of such amounts, in an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of the Fund, the Board of Directors reserves the right to make payments in whole or in part in securities or other assets held by the Fund from which the shareholder is redeeming. In such circumstances, the assets distributed would be valued using the same methods used to determine the Fund's net asset value. Should a Fund make a redemption in kind, the recipient shareholder may incur brokerage fees and additional tax costs in converting the securities to cash.

Systematic Withdrawal Plan. For Second Stage Shareholders, a Systematic Withdrawal Plan ("SWP") is available to Class A Retail or Class B Retail shareholders whose accounts total $50,000 or more. Under the SWP, the Transfer Agent will make specified monthly, quarterly, semi-annual or annual payments to a designated party of any amount selected with a minimum of $100. For First Stage Shareholders, a SWP continues to be available to Class A Retail or Class B Retail shareholders whose accounts total $5,000 or more with specific period payments to a designated party of any amount selected with a minimum of $25.

The withdrawal will occur on the 25/th/ of each month, or on the first business day following the 25/th/ if the 25/th/ is not a day the New York Stock Exchange is open for regular trading. Changes concerning the Systematic Withdrawal Plan must be received by the Transfer Agent at least two weeks prior to the next scheduled withdrawal. The Funds reserve the right to change the terms and conditions of the Systematic Withdrawal Plan and the ability to offer it. For further information about the Systematic Withdrawal Plan, its requirements and its tax consequences, call the Transfer Agent at 800-821-0803.

Suspension of Redemption Privilege. The Funds may suspend redemption privileges or postpone the date of payment of redemptions for more than seven days after a redemption order is received during any period (1) when the New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the SEC; (2) when an emergency exists as defined by the SEC, which makes it not reasonably practicable for the Funds to dispose of securities owned by it or fairly to determine the value of its assets; or (3) as the SEC may permit.

Individual Retirement Accounts (IRA). Shares of the Funds may also be purchased as the underlying investment for an individual retirement account meeting the requirements of Section 408(a) of the Code of 1986, as amended. IRA applications are available from securities dealers who sell Fund shares or from the Transfer Agent.

Telephone Transactions. You may complete exchange, redemption and certain types of account maintenance transactions by telephone unless you waive the Telephone Privilege by completing the appropriate section of the

Account Application. The Telephone Privilege authorizes the Funds, the Transfer Agent, and the Distributor to act on instructions by telephone to exchange, redeem and generally to maintain the account for which the Telephone Privilege applies. You may give exchange instructions to the Transfer Agent by calling 800-821-0803.

The Telephone Privilege permits you to redeem so long as the proceeds are payable to the shareholder(s) of record and sent to the address of record for the account or wired directly to your predesignated bank account. This privilege is not available if the address of record has been changed within the thirty days prior to a telephone redemption request. Proceeds from redemptions are expected to be wired on the next business day following the date of the redemption. The Funds reserve the right to terminate, limit or otherwise modify the Telephone Privilege at any time without prior notice. Shareholders who have retirement or employer-sponsored accounts with the Funds or hold certificated shares may not redeem by telephone.

In an effort to confirm that telephone requests are genuine, reasonable procedures are employed, which currently include recording all telephone instructions and mailing a confirming account statement to the record address. If reasonable procedures are followed, neither the Funds, the Distributor, nor the Transfer Agent will be liable for following telephone instructions it reasonably believes to be genuine. Any of the Funds, the Distributor, and the Transfer Agent may be liable for losses due to unauthorized or fraudulent instructions if reasonable procedures are not followed. Exchanges and redemptions will be accepted from authorized dealers on behalf of a shareholder by telephone, provided that the exchange or redemption involves only uncertificated shares on deposit in the shareholder's account or shares for which certificates have previously been deposited.

Calculation of Net Asset Value

The Funds are open for business, and each Fund's net asset value per share ("NAV") is calculated, on every day the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on the following days: New Year's Day, Dr. Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The close of trading and the determination of NAV will coincide with the close of regular trading of the New York Stock Exchange (normally considered 4:00 p.m. Eastern
Time). When the New York Stock Exchange is closed for regular trading or when trading is restricted or suspended for any reason other than its customary weekend or holiday closings, or under emergency circumstances as determined by the SEC to merit such action, the Funds will determine NAV at the close of regular trading, the exact time of which will coincide with the closing of the New York Stock Exchange. If there is such a restriction or suspension, any shareholder may withdraw any demand for redemption or any tender of shares which has been received by the Transfer Agent during any such period, the applicable NAV of which would but for such restriction or suspension be calculated as of a time during such period. Upon such withdrawal, the Transfer Agent shall return to the shareholder the share certificates tendered, if any.

Securities listed or traded on the New York Stock Exchange or on a foreign securities exchange ("Listed Securities") are valued at the last quoted sales price on that exchange prior to the time when the Funds' assets are valued. Securities listed or traded on certain foreign exchanges whose operations are similar to the U.S. over-the-counter market are valued at the price within the limits of the latest available current bid and asked prices deemed by the Investment Manager best to reflect a fair value. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the spot exchange rates at 1:00 p.m. Eastern Time or at such other rates as the Investment Manager may determine to be appropriate in computing NAV. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security by the Investment Manager. Listed securities that are not traded on a particular day, and securities regularly traded in the over-the-counter market, are valued at the price within the limits of the latest available current bid and asked prices deemed by the Investment Manager best to reflect a fair value. In instances where the price of a security determined above is deemed by the Investment Manager not to be representative, the security is valued in such a manner as prescribed by the Funds' Board of Directors to reflect the security's fair value. Because the Funds invest in securities that are traded in foreign markets on days the Funds are not open for business, the Funds' NAV may be significantly affected on days when shareholders do not have access to the Funds to purchase or redeem shares. For purposes of determining the Funds' NAV, all assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at exchange rates quoted by a major bank. If such quotations are not available, the rate of exchange will be determined in accordance with policies established in good faith by the Board of Directors. The Board of Directors monitors the Funds' method of valuation on an ongoing basis.

Long-term debt obligations are valued at the mean of representative quoted bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when the Investment Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term debt obligations with remaining maturities in excess of 60 days are valued at the mean of representative quoted bid and asked prices for such securities or, if such prices are not available, such securities are valued using the prices for securities of comparable maturity, quality, and type.

Options are valued at the last sale price on the exchange on which they are listed, unless no sales of such options have taken place that day, in which case they will be valued at the mean between their closing bid and asked prices. If an option exchange closes later than 4:00 p.m. Eastern Time, the options traded on it are valued based on the sale price, or on the mean between the bid and asked prices, as the case may be, as of 4:00 p.m. Eastern Time. When the seller writes a call, an amount equal to the premium received is included as an asset, and an equivalent deferred credit is included as a liability. If a call written by a Fund is exercised, the proceeds are increased by the premium received. If a call expires, a Fund has a gain in the amount of the premium; if a Fund enters into a closing purchase transaction, the Fund will have a gain or loss depending on whether the premium was more or less than the cost of the closing transaction. If a put held by a Fund is exercised, the amount the Fund receives on sale of the underlying investment is reduced by the amount of the premium paid by the Fund.

Futures are valued at the last sale price as of the close of the commodities exchange on which they are traded, unless such exchange closes later than 4:00 p.m. Eastern Time, in which case such Futures are valued at the last sale price as of 4:00 p.m. Eastern Time. Should the Board of Directors determine that such price does not reflect the instrument's fair value, such instruments will be valued at their fair market value as determined by, or in accordance with valuation procedures and guidelines established by, the Board of Directors.

As noted in each prospectus, the purchase and redemption prices of a Fund's shares are based upon the Fund's NAV of each such class. Each Fund determines its NAV of each class by subtracting the Fund's liabilities (including accrued expenses and dividends payable) attributable to that class from its total assets (the value of the securities the Fund holds plus cash and the value of other assets, including income accrued but not yet received) attributable to that class and dividing the result by the total number of shares outstanding. The NAV per share of the Fund is calculated at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) every day the Exchange is open.

Reinvestment Date

The dividend reinvestment date is the date on which additional Fund shares are purchased for shareholders who have elected to have their Fund dividends reinvested. Automatic reinvestments in additional shares are made without a sales charge as of the ex-dividend date using the relevant Fund's NAV determined on that date, and are credited to your account on that date.

Restrictions on Timed Exchanges

With regard to accounts that are administered by market timing services ("Timing Firms") to purchase or redeem shares based on changing economic and market conditions ("Timing Accounts"), the Funds reserve the right to refuse any new timing arrangements, as well as any new purchases (as opposed to exchanges) of Fund shares from Timing Firms. The Funds also reserve the right to temporarily or permanently terminate the exchange privilege or to reject any specific purchase order for any person whose transactions seem to follow a timing pattern who (i) makes an exchange request out of a Fund within two weeks of an earlier exchange request out of such fund, or (ii) makes more than two exchanges out of a Fund per calendar quarter, or (iii) exchanges shares equal in value to at least $5 million, or more than 1/4 of 1% of a Fund's net assets. Accounts under common ownership or control, including accounts administered so as to redeem or purchase shares based upon certain predetermined market indicators, will be aggregated for purposes of the exchange limits.

Each Fund also reserves the right to refuse the purchase side of an exchange request by any Timing Account, person or group if, in the Investment Manager's judgment, a Fund would be unable to invest effectively in accordance with its investment object and policies, or would otherwise potentially be adversely affected. A shareholder's purchase exchanges may be restricted or refused if a Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets. In particular, a pattern of exchanges that coincide with a "market timing" strategy may be disruptive to a Fund and therefore may be refused.


                ADDITIONAL DISTRIBUTION AND TAXATION INFORMATION

The following information is a supplement to and should be read in conjunction with the section in the Funds' prospectuses entitled "Dividends, Distributions and Federal Income Taxation."

Tax Status of the Funds. The Funds intend to qualify each year as "regulated investment companies" under subchapter M of the Code for federal income tax purposes, to avoid liability for federal income tax on income and capital gains distributed to shareholders. In order for each Fund to continue to qualify for federal income tax treatment as a "regulated investment company" under the Code, at least 90% of its gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or certain currency positions. In addition, the Funds intend to declare at least annually distributions of substantially all of their net taxable income and net realized capital gains within each calendar year to shareholders of their Class A and Class B and Institutional Class shares. The Company's Board of Directors retains the right to determine, for any particular year, that one or more of the Funds should not qualify as a regulated investment company. In any year in which a Fund does not so qualify, the Fund will be subject to federal and state income tax as a regular corporation, and all distributions of its current or accumulated earnings and profits (including distributions derived from net realized long-term capital gains) will be taxed to shareholders as ordinary income. Global Income Fund seeks to pay monthly dividends from net investment income, if any, which may include all or a portion of their respective net realized short-term gains. The Funds also intend to comply with other tax rules that may be applicable to regulated investment companies.

Dividends. Gains (losses) attributable to foreign currency fluctuations are generally taxable as ordinary income and therefore increase (decrease) dividend income. However, this rule generally does not apply to equity securities. Because the Funds invest primarily in foreign securities (other than Smaller Companies Fund, however, that Fund may from time to time may invest primarily in foreign securities), corporate shareholders should not expect dividends from the Funds to qualify for the dividends received deduction. If the Funds earn qualifying dividends from U.S. corporations, they will notify corporate shareholders annually of the percentage of the Funds' dividends which qualify for the dividends received deduction. Dividends are declared annually (Global Income Fund seeks to declare monthly dividends out of net investment income, if any). The Funds will send each shareholder a notice promptly after the end of the calendar year describing the tax status of dividends and capital gain distributions made during the prior year. The per share dividend on Class B Retail Shares are expected to be lower than the per share dividends on Class A Retail Shares and Institutional Class shares as a result of the higher distribution fees and expenses and incremental transfer agency fees applicable to Class B.

Capital Gains Distributions. Other capital gains earned by the Funds on the sale of securities and distributed to shareholders are generally taxable to shareholders as other capital gains, regardless of the length of time that the shareholders have held their shares. If a shareholder receives a capital gain distribution on shares of a Fund and such shares are held for less than six months and are sold at a loss, the portion of the loss equal to the amount of the capital gain distribution (to the extent not otherwise disallowed) will be considered a capital loss for tax purposes. Short-term capital gains distributed by the Funds are taxable to shareholders as dividends, not as capital gains. Distributions from the short-term capital gains do not qualify for the dividends received deduction.

Federal Income Tax Treatment of Options. Certain option transactions have special tax implications for the Funds. Listed non-equity options, including options on currencies, will be considered to have been closed out at the end of the Funds' taxable year, and any gains or losses will be recognized for tax purposes at that time. Such gains or losses will be characterized as 60% long-term capital gain or loss and 40% short-term capital gain or loss regardless of the holding period of the option. Gains or losses on unlisted currency options will not be subject to this treatment and will generally result in ordinary income or loss. In addition, losses on purchased puts and written covered calls, excluding "qualified covered call options" on equity securities, to the extent they do not exceed the unrealized gains on the securities or currencies covering the options, may be subject to deferral until the securities or currencies covering the options have been sold. The holding period of the securities covering these options will be deemed not to begin until the option is terminated. For securities covering a purchased put, this adjustment of the holding period may increase the gain from sales of securities held for less than three months prior to January 1, 1998. The holding period of the security covering an "in-the-money-qualified covered call" option on an equity security will not include the period of time the option is outstanding. Losses on written covered calls and purchased puts on securities, excluding certain "qualified covered call" options on equity securities, may be long-term capital losses, if the security covering the option was held for more than twelve months prior to the writing of the option.

Federal Tax Treatment of Futures Contracts. Except for transactions the Funds have identified as hedging transactions, the Funds are required for federal income tax purposes to recognize as income for each taxable year their net unrealized gains and losses on listed Futures Contracts as of the end of the year, as well as those actually realized during the year. Except for transactions in Futures Contracts which are classified as part of a "mixed straddle," any gain or loss recognized with respect to a Futures Contract is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the Futures Contract. In the case of a Futures transaction classified as a "mixed straddle," the recognition of losses may be deferred to a later taxable year.

Sales of Futures Contracts which are intended to hedge against a change in the value of securities or currencies held by the Funds may affect the holding period of such securities or currencies and, consequently, the nature of the gain or loss on such securities or currencies upon disposition. It is anticipated that any net gain realized from the closing out of Futures Contracts will be considered gain from the sale of securities or currencies and therefore be qualifying income for purposes of the 90% test.

The Funds will distribute to shareholders annually any net long-term capital gains which have been recognized for federal income tax purposes (including unrealized gains at the end of the fiscal year) on Futures transactions. Such distributions will be combined with distributions of capital gains realized on a Fund's other investments and shareholders will be advised of the nature of such distributions.

Foreign Taxes. Income received by the Funds may give rise to withholding and other taxes imposed by foreign countries. If more than 50% of the value of a Fund's assets at the close of a taxable year consists of securities of foreign corporations, the Fund may make an election that will permit its shareholders to take a credit (or, if more advantageous, a deduction) for foreign income taxes paid by the Fund, subject to limitations contained in the Code. Shareholders would then include in gross income both dividends paid to them by the Fund and the foreign taxes paid by the Fund on its foreign investments. The Funds cannot assure shareholders that they will be eligible for the foreign tax credit. The Funds will advise shareholders annually of their share of any creditable foreign taxes paid by the Funds.

The foregoing discussion and the related discussion in the prospectuses have been prepared by management of the Company and do not purport to be a complete description of all tax implications of an investment in the Funds. Shareholders are advised to consult with their own tax advisors concerning the application of foreign, federal, state, and local taxes to an investment in the Funds. Goodwin Procter & Hoar LLP have expressed no opinion in respect thereof.


                           DISTRIBUTION ARRANGEMENTS

Underwriting Agreement / 12b-1 Distribution Plans

Pursuant to an Underwriting Agreement that is subject to annual renewal, effective April 1, 1997, First Data Distributors, Inc. (the "Distributor") acts as statutory principal underwriter and distributor in a continuous public offering of the Funds' shares. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.

The Distributor pays the expenses of distribution of the Funds' shares, including advertising expenses and the costs of printing sales material and prospectuses used to offer shares to the public. The Funds pay the expenses of preparing and printing amendments to their registration statements and prospectuses (other than those necessitated by the activities of the Distributor) and of sending prospectuses and reports to existing shareholders.

The Underwriting Agreement continues in effect with respect to a Fund for successive annual periods provided that its continuance is specifically approved at least annually by a vote of the Company's Board of Directors, or by a vote of the holders of a majority of a Fund's outstanding voting securities, and in either event by a majority of the Company's directors who are not parties to the Underwriting Agreement or interested persons of any such party (other than as Directors of the Company), cast in person at a meeting called for that purpose. The Underwriting Agreement may be terminated without penalty by either party as to one or more of the Funds on 60 days' written notice.

Effective September 1, 1998, the sales charge on Class A Retail Shares has been eliminated. Prior to that time during 1998, 1997, and 1996, pursuant to the Underwriting Agreement and its predecessors, the Distributor and its predecessors received the following front-end sales charges in connection with certain sales of Class A Retails shares of the Funds.

------------------------------------------------------------------------------------------
                                           Total Front-End      Dealer       Net Front-End
Principal Underwriter        Period        Sales Charges      Reallowance    Sales Charges
------------------------------------------------------------------------------------------
Van Kampen American      1/1/96-12/31/96       $4,386,426     $3,891,506         $494,920
Capital
------------------------------------------------------------------------------------------
Van Kampen American        1/1/97-5/2/97       $  265,573     $  244,855         $ 20,718
Capital
------------------------------------------------------------------------------------------
First Data               5/5/97-12/31/97       $  475,836     $  408,356         $ 67,480
Distributors, Inc.+
------------------------------------------------------------------------------------------
First Data                1/1/98-8/31/98       $  130,278     $  130,278         $ 12,826
Distributors, Inc.+
------------------------------------------------------------------------------------------

+ formerly known as FPS Brokers Services, Inc.

Rule 12b-1 adopted by the SEC under the 1940 Act permits an investment company to pay expenses associated with the distribution of its shares ("distribution expenses") in accordance with a plan adopted by the investment Company's Board of Directors and approved by its shareholders. Pursuant to such Rule, the Company's Board of Directors, and the shareholders of each class of each Fund, have adopted two Distribution Plans hereinafter referred to as the "Class A Plan", and the "Class B Plan" and together as the "Plans." Under the Class A Plan, each Fund pays a distribution fee to the Distributor at an annual rate of 0.35% of each Fund's aggregate average daily net assets attributable to its Class A Retail Shares (prior to February 1, 1998, the annual rate was 0.50% for all Funds except Global Income which was 0.35%). From the payments received under the Class A Plan, the Distributor pays the Funds' dealers 0.25% of each Fund's aggregate average daily net assets attributable to Class A Retail Shares which they have sold. The rate form brokers is 0.35% for Class A Retail Shares sold prior to February 1, 1998 and to Merrill Lynch, Pierce, Fenner & Smith, Inc and Charles Schwab & Co for all Class A Retail Shares sold. Under the Class B Plan, each Fund pays a distribution and service fee to the Distributor at an annual rate of 1% of the Fund's aggregate average daily net assets attributable to its Class B Retail Shares.

The Plans are deemed by the Staff of the SEC to be "compensation plans" because payments made are not tied directly to actual expenses incurred, and the Distributor is given discretion concerning what expenses are payable under the Plans. The fees received by the Distributor pursuant to the Plans may exceed or, particularly in the early years of the Funds, be less than the estimated direct and indirect costs incurred by the Distributor in providing its services under the Plans and its Underwriting Agreement with the Funds. If the fees received exceed expenses incurred, the Distributor may be deemed to have received a "profit" to the extent of such excess. For example, if the Distributor pays $1 for distribution expenses and receives $2 under the Class A Plan, the $1 difference could be said to be a profit for the Distributor. If the fees received are less than expenses incurred, the Plans do not carry over any excess costs over fees to a subsequent annual period.

Under the Plans, the Distributor receives distribution fees from the Funds at the annual rates described in the prospectuses as compensation for providing services and incurring expenses in the distribution of Fund shares. Such expenditures may include payment of (1) commissions to certain financial institutions, securities dealers and other industry professionals (collectively, "Service Organizations") for providing services on behalf of the Funds, (2) out-of-pocket expenses of printing and distributing prospectuses and annual and semiannual shareholder reports to other than existing shareholders, (3) out-of-pocket and overhead expenses for preparing, printing and distributing advertising material and sales literature, (4) expenses for promotional incentives to securities dealers and financial and industry professionals, and (5) advertising and promotional expenses, including conducting and organizing sales seminars, marketing support salaries and bonuses, and travel-related expenses.

The distribution and service fees attributable to Class B Retail Shares are designed to permit an investor to purchase such shares without the assessment of a front-end sales charge and at the same time permit the Distributor to compensate Service Organizations with respect to such shares. In this regard, the purpose and function of the combined CDSC and distribution and service fees are the same as those of the initial sales charge and distribution fee with respect to the Class A Retail Shares of the Funds in that in both cases the sales charge and distribution charge provide for the financing of the distribution of the Funds' shares.

As required by Rule 12b-1 under the 1940 Act, each Plan and the forms of servicing agreements and selling agreements were approved by the Company's Board of Directors, including a majority of the Directors who are not interested persons (as defined in the 1940 Act) of the Company and who have no direct or indirect financial interest in the operation of any of the Plans or in any agreements related to a Plan (the "Independent Directors"). In approving each Plan in accordance with the requirements of Rule 12b-1, the Directors determined that there is a reasonable likelihood that each Plan will benefit the Funds and their respective shareholders. Information with respect to distribution revenues and expenses is presented to the Directors each year for their consideration in connection with their deliberations as to the continuance of the Plans. In their review of the Plans, the Directors are asked to take into consideration expenses incurred in connection with the distribution of each class of shares separately. The distribution charge and the sales charge of a particular class will not be used to subsidize the sale of the other classes.

Each Plan requires the Distributor to provide the Company's Board of Directors at least quarterly with a written report of the amounts expended pursuant to the Plan and the purposes for which such expenditures were made. Unless sooner terminated in accordance with their terms, the Plans will continue in effect initially for a period of one year, and thereafter will continue in effect so long as such continuance is specifically approved at least annually by the Company's Board of Directors, including a majority of the Independent Directors.

Each Plan may be terminated with respect to a class of any Fund by vote of a majority of the Independent Directors, or by vote of a majority of the outstanding voting shares of the respective class. Any change in a Distribution Plan that would materially increase the distribution expenses borne by a Fund requires shareholder approval, voting separately by class; otherwise, each Plan may be amended by a majority of the Board of Directors, including a majority of the Independent Directors, by vote cast in person at a meeting called for the purpose of voting upon such amendment. So long as any Plan is in effect, the selection or nomination of the Independent Directors is committed to the discretion of the Independent Directors.

The Glass-Steagall Act generally prohibits banks and their affiliates from engaging in the business of underwriting, selling or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, applicable precedents do not preclude a bank from performing shareholder support, servicing and recordkeeping functions. The Distributor intends to engage banks to perform only such functions with respect to the Funds. However, changes in federal or state statutes and regulations pertaining to the permissible activities of banks and their affiliates or subsidiaries, as well as further judicial or administrative decisions or interpretations, could prevent a bank from continuing to perform all or a part of the contemplated services. If a bank were prohibited from so acting, the Company's Board of Directors would consider what actions, if any, would be necessary to continue to provide efficient and effective shareholder services. In such event, changes in the operation of the Funds might occur, including possible termination of any automatic investment or redemption or other services then provided by the bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences. The Funds may execute transactions with and purchase securities issued by depository institutions that receive payments under the Plans. No preference will be shown in the selection of Fund investments for the securities of such depository institutions.

                           ARRANGEMENTS WITH BROKERS

From time to time programs may be implemented under which a broker, dealer or financial intermediary's sales force may be eligible to win nominal awards for certain sales efforts or under which certain reallowances (not exceeding the total applicable sales charges on the sales generated by the broker, dealer or financial intermediary) may be paid to such entities. Other programs provide, among other things and subject to certain conditions, for certain favorable distribution arrangements for shares of the Funds. The Distributor may, from time to time, pursuant to objective criteria it establishes, pay fees to, and sponsor seminars for, qualifying brokers, dealers, or financial intermediaries for certain services or activities which are primarily intended to result in the sale of Fund shares. Any such programs will not change the price an investor will pay for shares or the amount that a Fund will receive from such a sale. No such programs or additional compensation will be offered to the extent that they are prohibited by the laws of any state or any self-regulatory agency with jurisdiction over the Distributor, such as the National Association of Securities Dealers, Inc. (the "NASD").


                                  PERFORMANCE

As noted in the prospectuses, the Funds may from time to time quote various performance figures to illustrate the Funds' past performance. They may also occasionally cite statistics to reflect the volatility or risk of their portfolios.

A Fund's "Standardized Return" is calculated as follows: Standardized Return ("T") is computed by using the value at the end of the period ("V") of a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the SEC: P(1 + T)/n/=EV (the ending redeemable value of initial investment). The following assumptions will be reflected in computations made in accordance with this formula: (1) deduction of the maximum front-end sales charge from the $1,000 initial investment (prior to September 1, 1998, Class A Retail Shares were subject to a maximum sales charge of 4.95% and these calculations do not reflect the previously imposed sales charge); (2) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Company's Board of Directors;
(3) a complete redemption at the end of any period illustrated, and (4) deduction of any applicable CDSC.

The Standardized Returns of the Class A Retail Shares of the following Funds for the periods indicated are:

---------------------------------------------------------------------------------------
                                            Average Annual Total Return as of 12/31/98
                                        -----------------------------------------------
Fund                                         One Year       Five Year         Since
                                                                            Inception
---------------------------------------------------------------------------------------
International Equity (inception 1/7/92)           19.12%           6.15%          10.21%
---------------------------------------------------------------------------------------
Emerging Markets Equity (inception               -34.18%         -11.85%           0.36%
1/7/92)
---------------------------------------------------------------------------------------
Smaller Companies (inception 1/1/93)             -11.73%           8.47%          15.55%
---------------------------------------------------------------------------------------
Global Income (inception 1/7/92)                   7.65%           2.21%           5.26%
---------------------------------------------------------------------------------------

The Standardized Returns of the Institutional Class Shares of the following Funds for the periods indicated are:

-------------------------------------------------------------------------------------
                                           Average Annual Total Return as of 12/31/98
                                        ---------------------------------------------
Fund                                        One Year       Five Year        Since
                                                                          Inception
-------------------------------------------------------------------------------------
International Equity (inception 7/24/98)            N/A            N/A          -1.15%
-------------------------------------------------------------------------------------
International Smaller Companies                     N/A            N/A           0.00%
(inception 12/31/98)
-------------------------------------------------------------------------------------

"Non-Standardized Return" is calculated for a specified period of time by assuming the investment of $1,000 in Fund shares and further assuming the reinvestment of all dividends and distributions made to Fund shareholders in additional Fund shares at their net asset value. Percentage rates of return are then calculated by comparing this assumed initial investment to the value of the hypothetical account at the end of the period for which the Non-Standardized Return is quoted.

-------------------------------------------------------------------------------------------
                                              Average Annual Total Return as of 12/31/98
                                                          At Net Asset Value
                                        ---------------------------------------------------
Fund - Class A Retail Shares               One Year    Three Year    Five Year      Since
                                                                                  Inception
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
International Equity (inception 1/7/92)        19.12%        9.87%        6.15%       10.21%
-------------------------------------------------------------------------------------------
Emerging Markets Equity (inception            -34.18%      -12.89%      -11.85%        .036%
1/7/92)
-------------------------------------------------------------------------------------------
Smaller Companies (inception 1/1/93)          -11.73%      -11.64%        8.47%       15.55%
-------------------------------------------------------------------------------------------
Global Income (inception 1/7/92)                7.65%        2.48%        2.21%        5.26%
-------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
                                            Average Annual Total Return as of 12/31/98
                                                        At Net Asset Value
                                        ------------------------------------------------
Fund - Institutional Class Shares          One Year   Three Year  Five Year      Since
                                                                               Inception
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
International Equity (inception 7/24/98)         N/A         N/A         N/A       -1.15%
----------------------------------------------------------------------------------------
International Smaller Companies                  N/A         N/A         N/A        0.00%
(inception 12/31/98)
----------------------------------------------------------------------------------------

Current yield ("YIELD") is computed by dividing the difference between dividends and interest earned during a one-month period ("a") and expenses accrued for the period (net of reimbursements) ("b") by the product of the average daily number of shares outstanding during the period that were entitled to receive dividends ("c") and the maximum offering price per share on the last day of the period ("d") according to the following formula as required by the SEC:


                          YIELD = 2[(a-b + 1)/6/ - 1]
                                     ---
                                     cd

The YIELD of the Class A Retail Shares of Global Income Fund for the one month period ended December, 1998 was 3.01%.

As of January 1, 1995, all of the outstanding shares of each Fund were redesignated as Class A Retail Shares without any other changes, and Class B and Class C shares were authorized for issuance. As of June 27, 1997, all Class C shares were redesigned as Institutional Class shares. Yield and total return are calculated separately for Class A, Class B Retail Shares and Institutional Class shares of each Fund. Class B total return figures include any applicable CDSC. No sales charge applies to Institutional Class shares. Because of the differences in sales charges and distribution charges, the total returns for each of the classes of the same Fund will differ. Each Fund will include performance data for its Class A, Class B and Institutional Class shares in any advertisement or information including performance data of the Fund.

Each Fund's investment results will vary from time to time depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund, so that current or past yield or total return should not be considered representations of what an investment in a Fund may earn in any future period. These factors and possible differences in the methods used in calculating investment results should be considered when comparing a Fund's investment results with those published for other investment companies and other investment vehicles. A Fund's results also should be considered relative to the risks associated with such Fund's investment objectives and policies. Each Fund and the Distributor may from time to time compare the Funds with the following:

     (1) Various Salomon Brothers World Bond Indices, which measure the total return performance of high-quality securities in major sectors of the worldwide bond markets.

     (2) The Shearson Lehman Government Corporate Bond Index, which is a comprehensive measure of all public obligations of the U.S. Treasury (excluding flower bonds and foreign targeted issues), all publicly issued debt of agencies of the U.S. government (excluding mortgage backed securities), and all public, fixed rate, non-convertible investment grade domestic corporate debt rated at least Aa by Moody's or AA by Standard & Poor's, or, in the case of bonds not rated by Moody's or Standard & Poor's, BBB by Fitch Investors Service (excluding Collateralized Mortgage Obligations).

     (3) Average of Savings Accounts, which is a measure of all kinds of savings deposits, including longer-term certificates (based on figures supplied by the U.S. League of Savings Institutions). Savings accounts offer a guaranteed rate of return on principal, but no opportunity for capital growth. During a portion of the period, the maximum rates paid on some savings deposits were fixed by law.

     (4) The Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g., food, clothing, shelter, fuels, transportation fares, charges for doctors' and dentists' services, prescription medicines, and other goods and services that people buy for day-to-day living).

     (5) Data and mutual fund rankings and comparisons published or prepared by Lipper Analytical Data Services, Inc. ("Lipper"), Morningstar Inc. ("Morningstar"), Micropal, Inc. ("Micropal"), CDA Investment Technologies, Inc. ("CDA"), Wiesenberger Investment Company Services ("Wiesenberger") and/or other companies that rank or compare mutual funds by overall performance, investment objectives, assets, expense levels, periods of existence and/or other factors. In this regard, each Fund may be compared to its "peer group" as defined by Lipper, Morningstar, Micropal, CDA, Wiesenberger and/or other firms, as applicable or to specific funds or groups of funds within or without such peer group.

     (6) Bear Stearns Foreign Bond Index, which provides simple average returns for individual countries and a GNP-weighted index, beginning in 1975. The returns are broken down by local market and currency.

     (7) Ibbottson Associates International Bond Index, which provides a detailed breakdown of local market and currency returns since 1960.

     (8) Standard & Poor's "500" Index, which is a widely recognized index composed of the capitalization-weighted average of the price of 500 of the largest publicly traded stocks in the U.S., and Russell 2000 Index, NASDAQ Composite Index and the Wilshire 500 Stock Index, which are recognized indices composed of capitalization-weighted average share prices of smaller company stocks.

     (9) Salomon Brothers Broad Investment Grade Index, which is a widely used index composed of U.S. domestic government, corporate, and mortgage-backed fixed income securities.

     (10) Dow Jones Industrial Average.

     (11) Financial News Composite Index.

     (12) Morgan Stanley Capital International World Indices, including, among others, the Morgan Stanley Capital International Europe, Australia, Far East Index ("EAFE Index"). The EAFE Index is an unmanaged index of more than 800 companies located in Europe, Australia and the Far East.

     (13) International Finance Corporation (IFC) Emerging Markets Data Base which provides detailed statistics on bond and stock markets in developing countries.

     (14) J.P. Morgan & Co. Bond Indices, including, among others, the J.P. Morgan Traded Government Bond Index which is an index composed of liquid non-U.S. fixed income securities based on market weightings and currency since 1986.

     (15) Chemical Emerging Markets Debt Index.

     (16) Morgan Stanley Capital International Latin America Emerging Market Indices, including the Morgan Stanley Emerging Markets Free Latin America Index (which excludes securities issued by Mexican banks and securities companies which cannot be purchased by foreigners) and the Morgan Stanley Emerging Markets Global Latin America Index. Both indices include 60% of the market capitalization of the following countries: Argentina, Brazil, Chile, and Mexico. The indices are weighted by market capitalization and are calculated without dividends reinvested.

     (17) International Financial Corporation ("IFC") Latin American Indices which include 60% of the market capitalization in the covered countries and are market weighted. One index includes reinvestment of dividends and one does not.

     (18) MSCI Pacific Index (which includes Japan).

     (19) Indices prepared by the research departments of such financial organizations as Salomon Brothers, Inc.; Merrill Lynch, Pierce, Fenner & Smith, Inc.; Bear Stearns & Co., Inc; Morgan Stanley; and Ibbottson Associates may be used, as well as information provided by the Federal Reserve Board. In addition, performance rankings and ratings reported periodically in national financial publications, including but not limited to Money Magazine, Forbes, Business Week, The Wall Street Journal and Barron's may also be used.

The Funds may, from time to time, publish information describing a Funds' largest holdings, country weightings, and sector allocations. The Funds may also publish information concerning the average maturity of bond holdings in a Fund.


                              FINANCIAL STATEMENTS

Audited financial statements for the fiscal year ended December 31, 1998 for the International Equity Fund, Emerging Markets Equity Fund, Smaller Companies Fund, and Global Income Fund are included in those Funds' Annual Report to Shareholders dated December 31, 1998. Audited financial statements for the fiscal year ended December 31, 1998 for the International Smaller Companies Fund are included in that Fund's Annual Report to Shareholders dated December 31, 1998. Such financial statements (but no other portion of such Reports) are incorporated herein by this reference.

Any person who desires a copy of the most recent financial statements for Govett Funds should call 800-821-0803, or write the Funds c/o First Data Investor Services Group, Inc., 3200 Horizon Drive, King of Prussia, PA 19406, to obtain a free copy.


                            EFFECTS OF BANKING LAWS

The Glass-Steagall Act and other banking laws and regulations (the "Banking Laws") presently prohibit member banks of the Federal Reserve System or their non-bank affiliates (the "Member Banks") from sponsoring, organizing, controlling or distributing shares of registered open-end investment companies, such as the Funds. Under the Banking Laws, however, a Member Bank may act as an investment adviser, transfer agent, administrator or custodian to a registered open-end investment company, and it also may act as agent in connection with the purchase of shares of such an investment company upon certain customer orders. Each of AIB Govett and the Subadviser is an affiliate of First National Bank of Maryland, whose parent company, First Maryland Bancorp, is a wholly-owned subsidiary of AIB, and, thus, is subject to compliance with the Banking Laws.

Changes to the Banking Laws or future judicial or administrative decisions could result in any of AIB Govett and the Subadviser being prevented from continuing to perform services required under its investment advisory agreement with the Company, subadvisory agreement with AIB Govett, or the Sub-Administration Agreement with the Distributor, as the case may be. If any of AIB Govett and the Subadviser were prevented from continuing to provide services called for under any of those agreements, it is expected that the Board of Directors would identify, and ask the Funds' shareholders to approve, a new investment adviser or subadviser. If this was to occur, the Board of Directors would seek to take action so that no shareholder of any Fund would suffer any adverse consequences.

                                   APPENDIX A

Description of Moody's Investors Service, Inc. ("Moody's") Corporate Debt
Ratings

Aaa. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues; Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which made the long term risks appear somewhat larger than in Aaa securities; A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future; Baa. Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well; Ba. Bonds which are rated Ba have speculative elements and their future cannot be considered to be well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future. Uncertainty of position characterizes bonds in this class; B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small; Caa. Bonds which are rated Caa are in poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca. Bonds which are rated Ca are speculative in a high degree. Such issues are often in default or have other marked shortcomings; C. Bonds which are rated C are the lowest rated class of bonds. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Description of Standard & Poor's Corporation Corporate Debt Ratings

AAA. Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong; AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree; A. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories; BBB. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories; BB. Debt rated BB has less near-term vulnerability to default than other speculative issues; however, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB--" rating; B. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB--" rating; CCC. Debt rated CCC has a currently indefinable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B--" rating; CC. Debt rated CC typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating; C. Typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC--" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued; D. In payment default. The "D" rating is used when interest payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Commercial Paper Ratings

Moody's employs the designations "Prime-1" and "Prime-2" to indicate commercial paper having the highest capacity for timely repayment. Issuers rated Prime-1 have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protections; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard & Poor's ratings of commercial paper are graded into four categories ranging from "A" for the highest quality obligations to "D" for the lowest. A-- Issues assigned its highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with numbers 1 and 2 to indicate the relative degree of safety. A-1--This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation. A-2--Capacity for timely payments on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated "A-1."


                                     * * *

Ratings of debt securities represent the rating agency's opinion regarding their quality and are not a guarantee of quality. Subsequent to its purchase by a Fund, the rating of an issue of debt securities may be reduced below the minimum rating required for purchase by that Fund. AIB Govett will consider such an event in determining whether the Fund should continue to hold the security. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates.

                            THE GOVETT FUNDS, INC
                     PART C TO FORM N-1A DATED MAY 1, 1999
                               OTHER INFORMATION



Item 23.    Exhibits

    (a)     1.  Articles of Amendment and Restatement (8)

            2.  Articles Supplementary (6)

    (b)     By-Laws (3)

    (c)     Specimen Share Certificate*

    (d)     1.  Investment Management Contract (6)

            2.  Investment Subadviser Contract (6)

    (e)     1.  Underwriting Agreement*

            2.   Form of Multi-Class Selling Group Agreement*

            3.   Form of Administrative Services Agreement*

    (f)     Copy of Bonus, Profit Sharing, etc. (Not Applicable)

    (g) Global Custody Agreement dated December 16, 1991 (2), as amended, by Amendment dated May 13th, 1996 (8); by Amendment dated November, 1996 (8); by Amendment dated November 25th, 1997 (8);
            by Amendment dated         , 1998*

    (h)     Transfer Agency Agreement (5)

    (i)     1.  Opinion and Consent of Counsel, Heller, Ehrman, White &
                McAuliffe, counsel to the Funds (2)

            2. Opinion of Counsel, Goodwin, Procter & Hoar LLP, counsel to the Funds (6)

    (j)     Consent of Independent Accountants--PricewaterhouseCoopers LLP*


    (k)     All Financial Statements Omitted from Item 22 (Not Applicable)

    (l)     Investment Intent Letter (2)

    (m)     1.  Class A Distribution and Service Plan Pursuant to Rule 12b-1*


            2.  Class B Distribution Plan of the Registrant (3)

    (n)     Financial Data Schedule*

    (o)     Rule 18f-3 Plan (8)

    (p)     Powers of Attorney*

     *      filed herewith

     (1) Incorporated by reference to like-numbered exhibits filed with Pre-Effective Amendment No. 2 to this Registration Statement on September 23, 1991.

     (2) Incorporated by reference to like-numbered exhibits filed with Pre-Effective Amendment No. 3 to this Registration Statement on December 19, 1991.

     (3) Incorporated by reference to like-numbered exhibits filed with Post-Effective Amendment No. 16 to this Registration Statement on April 24, 1996.

     (4) Incorporated by reference to like-numbered exhibits filed with Post-Effective Amendment No. 17 to this Registration Statement on May 1, 1997.

     (5) Incorporated by reference to like-numbered exhibits filed with Post-Effective Amendment No. 18 to this Registration Statement on September 1, 1997.

     (6) Incorporated by reference to like-numbered exhibits filed with Post-Effective Amendment No. 19 to this Registration Statement on October 7, 1997.

     (7) Incorporated by reference to like-numbered exhibits filed with Post-Effective Amendment No. 22 to this Registration Statement on April 17, 1998.

     (8) Incorporated by reference to like-numbered exhibits filed with Post-Effective Amendment No. 23 to this Registration Statement on October 6, 1998.

Item 24.  Persons Controlled by or Under Common Control with Registrant

          None.


Item 25.  Indemnification


          Article VIII of the Registrant's Articles of Incorporation provides as follows:

           "Section 1. To the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, no director or officer of the Registrant shall have any liability to the Registrant or its shareholders for damages.
           This limitation on liability applies to events occurring at the time a person serves as a director or officer of the Registrant whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

           "Section 2. The Registrant shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Corporation shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with law. The Board of Directors may by Bylaw, resolution or agreement make further provision for indemnification of directors, officers, employees and agents to the fullest extent permitted by the Maryland General Corporation Law.

           "Section 3. No provision of this Article shall be effective to protect or purport to protect any director or officer of the Registrant against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

           "Section 4. References to the Maryland General Corporation Law in this Article are to the law as from time to time amended. No further amendment to the Articles of Incorporation of the Registrant shall decrease, but may expand, any right of any person under this Article based on any event, omission or preceding prior to such amendment."

           Article VII of the Registrant's Bylaws also provide for indemnification by the Registrant of its officers and directors and others to the fullest extent permitted by Maryland law and the Investment Company Act of 1940. The Bylaws also provide for the advance of certain expenses incurred by such persons under certain circumstances.

           Section 11 of the Investment Management Contract filed as Exhibit 5 to Post-Effective Amendment No. 19 provides that AIB Govett, Inc. (the "Manager") shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Registrant or any of its portfolios in connection with the matters to which the contract relates, except for losses resulting from the willful misfeasance, bad faith or gross negligence of the Manager in the performance of its duties or from reckless disregard by the Manager of its obligations and duties under the contract.

           Registrant also participates in a policy of insurance which insures Registrant, the Manager and Distributor, and their respective present, past and future directors, partners, officers, trustees and employees against liability incurred on account of any breach of duty, neglect, error, misstatement, misleading statement, omission or other wrongful act done or attempted by any insured (each a "Wrongful Act") in connection with the management and operation of Registrant, or the provision of investment advisory or distribution services to or on behalf of Registrant, but excluding losses incurred by reason of actual fraud, dishonesty, criminal or malicious acts or omissions finally adjudicated. No coverage is provided for any Wrongful Act committed with knowledge that it was a Wrongful Act.

           The Underwriting Agreement between Registrant and First Data Distributors, Inc. (the "Distributor") filed as Exhibit (e)1 to this Post-Effective Amendment provides that Registrant shall indemnify the Distributor against any and all claims, demands, liabilities and expenses which the Distributor may incur under the Securities Act (as defined below), at common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in any registration statement or prospectus of Registrant, or any omission to state a material fact therein, the omission of which makes any statement contained therein misleading, unless such statement or omission was made in reliance upon, and in conformity with, information furnished to Registrant in connection therewith by or on behalf of the Distributor.

           Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act") may be permitted to directors and officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification by Registrant is against public policy as expressed in the Securities Act, and therefore may be unenforceable. In the event that a claim for such indemnification (except insofar as it provides for the payment by Registrant of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against Registrant by any director, officer or controlling person and the Securities and Exchange Commission is still of the same opinion, Registrant will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act, and will be governed by the final adjudication of such issue.

Item 26.       Business and Other Connections of Investment Adviser

     26a. AIB Govett, Inc. ("AIB Govett") serves as investment adviser to all of the series of the Registrant. A description of the directors and officers of AIB Govett, and other required information, is included in AIB Govett's Form ADV and schedules thereto, as amended, which is on file at the SEC (File No. 801-54821). AIB Govett's Form ADV, as amended, is incorporated herein by reference.

     26b. AIB Govett Asset Management Limited ("AIB Govett London", formerly
          John Govett & Co. Limited) serves as investment subadviser to all of the series of the Registrant. A description of the directors and officers of AIB Govett London, and other required information, is included in AIB Govett London's Form ADV and schedules thereto, as amended, which is on file at the SEC (File No. 801-34730). AIB Govett London's Form ADV, as amended, is incorporated herein by reference.


Item 27.       Principal Underwriter

     27a. First Data Distributors, Inc. ("FDDI"), the principal underwriter for
the Registrant's       securities, currently acts as principal underwriter for
the following entities:

               ABN AMRO Funds                                           Alleghany Funds
               BT Insurance Funds Trust                                 First Choice Funds Trust
               Forward Funds, Inc.                                      The Galaxy Fund
               Galaxy Fund II                                           The Galaxy VIP Fund
               The Govett Funds, Inc.                                   IAA Trust Growth Fund, Inc.
               IAA Trust Asset Allocation Fund, Inc.
               IAA Trust Tax Exempt Bond Fund, Inc.
               IAA Trust Taxable Fixed Income Series Fund, Inc.
               IBJ Funds Trust                                          ICM Series Trust
               Light Index Funds, Inc.                                  LKCM Funds
               Matthews International Funds                             McM Funds
               Metropolitan West Funds                                  Panorama Trust
               The Potomac Funds                                        RWB/WPG U.S./ Large Stock Fund
               Smith Breeden Series Fund
               Smith Breeden Short Duration U.S. Government Fund
               Smith Breeden Trust                                      The Sports Funds Trust
               The Stratton Funds, Inc.                                 Stratton Growth Fund, Inc.
               Stratton Monthly Dividend REIT Shares, Inc.
               Stratton Special Value                                   Tomorrow Funds Retirement Trust
               Trainer, Wortham First Mutual Funds                      Undiscovered Managers Funds
               Weiss, Peck & Greer Funds Trust                          Weiss, Peck & Greer International Fund
               Wilshire Target Funds, Inc.                              WorldWide Index Funds
               WPG Growth Fund                                          WPG Growth and Income Fund
               WPG Tudor Fund

     27b. The table below sets forth certain information as to the FDDI's Directors, Officers and Control Persons:

                                               Position and          Position and
                   Name and Principal          Offices with          Offices with
                    Business Address           Underwriter            Registrant
              -----------------------------------------------------------------------
                Robert Guillocheau         Director                     None
                4400 Computer Drive
                Westborough, MA 01581

                Francis Koudelka           President and Chief          None
                4400 Computer Drive        Executive Officer
                Westborough, MA 01581

                Jack Kutner                Director                     None
                4400 Computer Drive
                Westborough, MA 01581

                Barbara Worthen            Director                     None
                4400 Computer Drive
                Westborough, MA 01581

                Scott Hacker               Vice President,              None
                4400 Computer Drive        Treasurer and Chief
                Westborough, MA 01581      Compliance Officer

                Bruno DiStefano            Vice President               None
                4400 Computer Drive
                Westborough, MA 01581

                Sue Moscaritolo            Vice President               None
                4400 Computer Drive
                Westborough, MA 01581

                Bernard Rothman            Vice President - Tax         None
                4400 Computer Drive
                Westborough, MA 01581

                Christine Ritch            Chief Legal Officer          None
                4400 Computer Drive        and Clerk
                Westborough, MA 01581

                Bradley Stearns            Assistant Clerk              None
                4400 Computer Drive
                Westborough, MA 01581

     27c.

                             Net Underwriting       Compensation on
   Name of Principal          Discounts and         Redemptions and        Brokerage           Other
      Underwriter              Commissions            Repurchases         Commissions      Compensation
----------------------------------------------------------------------------------------------------------
First Data                        $36,720                  none             $130,278             none
 Distributors, Inc.
 (formerly FPS Broker
 Services, Inc.)
----------------------------------------------------------------------------------------------------------

Item 28.       Location of Accounts and Records

          The accounts and records required to be maintained by Rule 31a-1(b)(4) under the Investment Company Act of 1940 will be maintained by the Registrant at 250 Montgomery Street, Suite 1200, San Francisco, California 94104. Pursuant to Rule 31a-3 under the 1940 Act, all other records required by Rule 31a-1 will be maintained at one or more of the following offices:


                                  Name/Address
                                  ------------

                     AIB Govett, Inc.  (Investment Adviser)
                       250 Montgomery Street, Suite 1200
                            San Francisco, CA  94104

                AIB Govett Asset Management Limited (Subadviser)
                                Shackleton House
                              4 Battle Bridge Lane
                             London SE1 2HR England

                  The Chase Manhattan Bank (Global Custodian)
                           4 Chase Metro Tech Center
                              Brooklyn, NY  11245

      Chase Global Funds Services Company (Fund Accounting/Administration)
                         73 Tremont Street, 11th Floor
                               Boston, MA  02108

                   First Data Distributors, Inc. (Distributor)
                              4400 Computer Drive
                             Westborough, MA 01581

           First Data Investor Services Group, Inc. (Transfer Agent)
                              3200 Horizon Drive
                        King of Prussia, PA  19406-0903

Item 29.       Management Services


          None.

Item 30.       Undertakings


          None

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco, State of California, on the 1st day of March, 1999.

                         THE GOVETT FUNDS, INC.

                         /s/ Sir Victor Garland
                         -------------------------------
                         Sir Victor Garland, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the date indicated.



Signatures                         Title                   Date
------------------------    -------------------      -----------------

/s/ Elliott L. Atamian*
------------------------    Director                 March 1, 1999
Elliott L. Atamian

/s/ Patrick Cunneen*
------------------------    Chairman, Director       March 1,1999
Patrick Cunneen

/s/ Sir Victor Garland
------------------------   President, Director       March 1, 1999
Sir Victor Garland

/s/ Colin Kreidewolf
------------------------   Treasurer                 March 1, 1999
Colin Kreidewolf           (Principal Financial
                           and Accounting Officer)


/s/ James M. Oates*
------------------------    Director                 March 1, 1999
James M. Oates

/s/ Frank R. Terzolo*
------------------------    Director                 March 1, 1999
Frank R. Terzolo

* By  /s/ Catherine M. MacGregor                     March 1, 1999
      ----------------------------
      Catherine M. MacGregor,
      Attorney In Fact

                            LIST OF EXHIBITS
                            ----------------
Exhibit (c)             Specimen Share Certificate

Exhibit (e)     1.      Underwriting Agreement
                2.      Form of Multi-Class Selling Group Agreement
                3.      Form of Administrative Services Agreement

Exhibit (g)             Taiwan Rider, amendment dated  , 1998

Exhibit (j)             Consent of Independent Accountants

Exhibit (m)     1.      Class A Distribution and Service Plan
                        Pursuant to Rule 12b-1

Exhibit (n)             Financial Data Schedules

Exhibit (p)             Powers of Attorney
